                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2794
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                              MFS SERIES TRUST III
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                    Date of fiscal year end: January 31, 2004
-------------------------------------------------------------------------------

                   Date of reporting period: January 31, 2004
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

ANNUAL REPORT 1/31/04

MFS(R) HIGH YIELD
OPPORTUNITIES FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements. Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) HIGH YIELD OPPORTUNITIES FUND

The fund seeks high current income.

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To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit mfs.com.
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TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           3
----------------------------------------------------
MANAGEMENT REVIEW                                  4
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              29
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     39
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      50
----------------------------------------------------
TRUSTEES AND OFFICERS                             51
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       53
----------------------------------------------------
FEDERAL TAX INFORMATION                           54
----------------------------------------------------
CONTACT INFORMATION                               55

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As the firm's new Chief Executive Officer, I want to assure you that the responsibility of managing other people's money is one that we have taken very seriously for 80 years. I want to thank you for your continued trust in MFS(R) and tell you about the series of actions we are undertaking since our recent settlement with regulators to set a new standard in the industry for corporate governance, compliance, and serving shareholder interests.

As you may know, in early February MFS reached agreement with federal and state regulators to settle their administrative proceedings against MFS in connection with market timing and related issues. We regret the concerns raised by the proceedings for our clients and are pleased to have reached a settlement that will fully reimburse fund shareholders for any harm that occurred.

As part of our ongoing efforts to earn and maintain your trust, we have put our policies and practices under an intensive internal review. We have enhanced our management team and strengthened controls around market timing and excessive trading. At the same time, we have taken a series of actions to strengthen the management and governance structure of the funds and tighten our business practices. We will be communicating more about these actions in the coming weeks, but I'd like to highlight the recent management changes.

In early February, Robert Pozen joined MFS as non-executive Chairman.
Bob, a seasoned veteran of the mutual fund industry, has held prior positions as president of Fidelity Management & Research Company, Associate General Counsel of the Securities and Exchange Commission, and a visiting professor at Harvard Law School. He authored the industry's bible, The Mutual
Fund Business.

In an effort to develop and implement policies that set new standards in fund governance, regulatory compliance, and shareholder protection, MFS has hired two new senior executives. Jeffrey Carp is joining us as General Counsel with responsibility for all of our legal affairs. Previously he was a senior partner with the law firm of Hale and Dorr LLP, and he brings more than 22 years of experience in mutual fund, securities, and corporate law. Also joining MFS in the new position of Chief Regulatory Officer is Maria Dwyer, who is returning to the firm after eight years as a senior executive at Fidelity. At MFS, Maria will be in charge of compliance, internal audit, and fund treasury. Both Jeffrey and Maria join our Management Committee, the firm's highest executive body.

As Chief Investment Officer, my focus is on ensuring that our portfolio teams continue to work together and tap into all the resources available to them to help deliver the best possible investment performance.

By strengthening our business and governance practices we believe we have an unprecedented opportunity to set a new standard in the mutual fund industry. As the inventor of the open-end mutual fund in America in 1924, MFS has a tradition and culture of innovation. We believe that it is time for the industry to move beyond what is required by law in order to demonstrate that our first commitment is to our shareholders.

As I look ahead, I do so with confidence. The collaboration among teams of MFS employees, many of whom have worked at the firm for their entire careers, will continue as they remain singularly focused on dedication to our clients. It has been our sincere privilege to serve you, and we thank you for the confidence that you have shown in MFS.

     Respectfully,

 /s/ Robert J. Manning

     Robert J. Manning
     Chief Executive Officer
     MFS Investment Management(R)

     February 27, 2004

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as non-executive Chairman. Also, on February 6, 2004, Robert J. Manning was appointed Chief Executive Officer, President, and Chief Investment Officer.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

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MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

An accommodative monetary policy, an improving economy, and low yields on U.S. government bonds created a very favorable environment for high-yield corporate bonds over the 12-month period ended January 31, 2004. As the U.S. economy gained strength, corporate earnings announcements became more positive, and capital spending began to rise. The future became brighter for high-yield issuers and cash-strapped companies found it easier to obtain the capital they needed to fuel their businesses.

In our view, the strengthening economic and corporate environment also helped investors regain lost confidence in high-risk securities and caused them to shift assets into higher-yielding bonds. As a result, the high-yield market generated far stronger returns than the higher-quality or government bond markets. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.)

The strongest performance over the period came from lower-quality high-yield issues rated "CCC" and lower as well as from the utility, technology and telecommunications industries.

FUND POSITIONING

The fund began the annual reporting period on February 1, 2003, with an average quality rating of "B+" and had allocated 25% of the portfolio to "BB" bonds, 47% to "B" bonds, and 7.8% to "CCC" bonds. By the end of the period on January 31, 2004, the average quality of the fund's rated bonds was "B." Roughly 14.6% was invested in BB-rated bonds, 51% in B-rated bonds, and 19.6% in CCC-rated issues. We made the shift as we became more comfortable with the prospects for the lower-rated companies within the high-yield market. In addition, fund holdings in emerging market debt securities rose from 13.6% at the beginning of the period to 16.8% on January 31, 2004.

DETRACTORS TO PERFORMANCE

Lower relative exposure to the lower-quality end of the high-yield market, underweighting in the technology, and utilities sectors, plus the relatively high quality of the fund's telecommunications holdings hurt fund performance.

Lower-quality high-yield bonds rebounded sharply in 2003 from significantly depressed prices in 2002. Although we increased our exposure to lower quality credit over the period, we remained underexposed to the riskiest segment of this quality tier. As a result, relative returns for the fund were held back despite good absolute returns.

The portfolio did not participate fully in the strong rally in high-yield technology bonds and relative returns lagged the benchmark. Historically, the fund has been underweighted in the technology group because we have not found good long-term value in over-leveraged technology investments.

The fund entered 2003 with less exposure to utilities than our benchmark as a result of a variety of events that took place in 2002. In the name of rapid growth, many utilities in the years leading up to 2002 strayed from their core competencies, made acquisitions that were ill advised, and created unneeded capacity, in our view. In addition, corporate governance issues and accounting problems caused rating agencies to downgrade many issues to high-yield status, thus dramatically increasing the size of the sector. All of those factors had created a great deal of downward pressure on utility bond prices in 2002. However, as the economy turned upward in 2003, demand picked up, balance sheets for the group improved, and investors, in our opinion, returned to the sector in force - utility bond prices soared. Even though we increased the portfolio's allocation to utility issues throughout the year, the group was still underrepresented relative to the fund's benchmark and detracted from relative performance.

In general, the higher-quality nature of the fund's telecommunications holdings cut into relative returns because lower-quality issues posted the highest returns for the group.

Individual detractors from overall performance included Westpoint Stevens, Fleming, and Fibermark.

Finally, the fund generally holds a relatively small cash position to facilitate transactions and to provide liquidity. When high-yield bond prices soared throughout the period, the cash position held back relative returns because the fund's benchmark has no cash position.

CONTRIBUTORS TO PERFORMANCE

We maintained the fund's general exposure to the media and cable sectors throughout the 12-month reporting period. Despite declining securities prices in 2002, we maintained, and, in some cases, added to our media and cable companies because we felt that the underlying asset values of many of those businesses more than covered the bonds' depressed prices. Our patience was rewarded in 2003 when the groups' prices rebounded dramatically from the previous year's lows. Examples include Adelphia and Charter Communications.

As the economy improved in 2003, our analysts also found attractive opportunities among commodity chemical companies such as Huntsman International and Messer Griesheim. Huntsman, in our view, was undervalued because of the taint of its parent company's bankruptcy. We liked the company's mix of its economically sensitive and its less cyclical products. The company's bond prices rose over the period as the economy recovered. Messer Griesheim produces and distributes chemical and industrial gases such as helium and argon. In January of 2004, Air Liquide made an offer to buy Messer, and the prices of Messer's bonds appreciated significantly.

Other contributors included Samsonite, Cole National, and Rural Cellular. Samsonite had improved its operations, cut costs, and strengthened its distribution in 2002. When people around the world resumed traveling in 2003, the company's sales picked up, cash flows improved, and the prices of its bonds rose. Long-time holding Cole makes eyewear and vision products and is the parent company of Pearle Vision. Its products are also distributed through outlets in Sears, Target, and BJ's Warehouse stores. In January 2004, Luxottica, another eyewear company, announced an offer to acquire Cole; Cole's bond prices rose on the news of the potential buyout. Rural Cellular's bonds rebounded significantly in 2003 from lows established in 2002 - stable operations, refinancing, and a strengthening in the wireless sector all contributed to the rebound.

ADDED BENEFIT FROM EMERGING MARKET DEBT

Fund returns also were enhanced by its ability to provide added diversification from emerging markets debt securities. In fact, the group contributed positively to performance within the portfolio. As a group, these securities were particularly sensitive to the global economic recovery and rose sharply during the reporting period. The fund's investments in Mexico, Brazil, and Russia provided the strongest returns.

     Respectfully,

 /s/ John F. Addeo

     John F. Addeo
     Portfolio Manager

-------------------------------------------------------------------------------
Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment- related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.
-------------------------------------------------------------------------------

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

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PERFORMANCE SUMMARY THROUGH 1/31/04
-------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, July 1, 1998, through January 1, 2004. Index information is from July 1, 1998.)

                         MFS High Yield      Lehman Brothers
                      Opportunities Fund       High Yield
                         -- Class A              Index

            7/98          $ 9,525              $10,000
            1/00            9,846                9,938
            1/01           10,170               10,100
            1/02           10,139                9,961
            1/03           10,438               10,078
            1/04           13,156               12,819

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                         Class
   Share class      inception date      1-yr       3-yr       5-yr     Life*
------------------------------------------------------------------------------
        A              7/1/1998          26.04%      8.96%     8.81%     5.95%
------------------------------------------------------------------------------
        B              7/1/1998          25.19%      8.25%     8.13%     5.30%
------------------------------------------------------------------------------
        C              7/1/1998          25.10%      8.22%     8.10%     5.24%
------------------------------------------------------------------------------
        I              7/1/1998          26.41%      9.09%     9.15%     6.35%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average high current yield fund+         23.70%      6.06%     3.52%     2.37%
------------------------------------------------------------------------------
Lehman Brothers High Yield Index#        27.20%      8.27%     5.32%     4.55%
------------------------------------------------------------------------------


--------------------
Average annual
with sales charge
--------------------

Share class
------------------------------------------------------------------------------
        A                                20.05%      7.21%     7.76%     5.03%
------------------------------------------------------------------------------
        B                                21.19%      7.42%     7.86%     5.20%
------------------------------------------------------------------------------
        C                                24.10%      8.22%     8.10%     5.24%
------------------------------------------------------------------------------
I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative without
sales charge
--------------------

------------------------------------------------------------------------------
        A                                26.04%     29.36%    52.54%    38.12%
------------------------------------------------------------------------------
        B                                25.19%     26.85%    47.80%    33.47%
------------------------------------------------------------------------------
        C                                25.10%     26.76%    47.59%    33.00%
------------------------------------------------------------------------------
        I                                26.41%     29.81%    54.89%    41.01%
------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, July 1, 1998, through January 31, 2004. Index information is from July 1, 1998.

+ Source: Lipper Inc., an independent firm that reports mutual fund performance.

# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS HIGH YIELD INDEX - measures the performance of the high-yield bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Effective May 3, 2004, the fund will charge a 2% redemption fee on proceeds from shares redeemed (either by redeeming or exchanging) within 30 days of acquiring (either by purchasing or exchanging) fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS - 1/31/04
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The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Bonds - 94.0%
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                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
U.S. Bonds - 71.0%
-----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 4.4%
-----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75s, 2012                               $1,505            $1,580,250
-----------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75s, 2010##                                 3,080             3,056,900
-----------------------------------------------------------------------------------------------------
LBI Media, Inc., 0s to 2008, 11s to 2013##                                4,375             2,996,875
-----------------------------------------------------------------------------------------------------
Muzak Finance LLC, 10s, 2009                                                925               994,375
-----------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.75s, 2008                                   310               334,800
-----------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0s to 2006, 12.25s to 2009                   2,975             2,618,000
-----------------------------------------------------------------------------------------------------
Primedia, Inc., 8.875s, 2011                                                680               707,200
-----------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 9.625s, 2009                          1,600             1,724,000
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 0s to 2005, 14s to 2009                         1,163             1,058,057
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12s, 2010                                       1,450             1,667,500
-----------------------------------------------------------------------------------------------------
                                                                                          $16,737,957
-----------------------------------------------------------------------------------------------------
Aerospace - 2.4%
-----------------------------------------------------------------------------------------------------
Argo-Tech Corp., 8.625s, 2007                                            $1,670            $1,678,350
-----------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.5s, 2010##                                            170               183,175
-----------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875s, 2011                                          2,665             2,571,725
-----------------------------------------------------------------------------------------------------
Hexcel Corp., 9.875s, 2008                                                  235               263,787
-----------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75s, 2009                                                 3,000             3,112,500
-----------------------------------------------------------------------------------------------------
K & F Industries, Inc., 9.25s, 2007                                         294               301,350
-----------------------------------------------------------------------------------------------------
K & F Industries, Inc., 9.625s, 2010                                        143               160,160
-----------------------------------------------------------------------------------------------------
Transdigm, Inc., 8.375s, 2011                                               715               772,200
-----------------------------------------------------------------------------------------------------
                                                                                           $9,043,247
-----------------------------------------------------------------------------------------------------
Airlines - 1.9%
-----------------------------------------------------------------------------------------------------
Continental Airlines Pass Through-Trust, Inc., 7.568s,
2006                                                                     $2,500            $2,216,505
-----------------------------------------------------------------------------------------------------
Continental Airlines Pass Through-Trust, Inc., 6.748s,
2017                                                                        545               479,533
-----------------------------------------------------------------------------------------------------
Continental Airlines Pass Through-Trust, Inc., 6.9s, 2017                   294               257,758
-----------------------------------------------------------------------------------------------------
Continental Airlines Pass Through-Trust, Inc., 8.307s,
2018                                                                      1,558             1,459,245
-----------------------------------------------------------------------------------------------------
Continental Airlines Pass Through-Trust, Inc., 6.795s,
2020                                                                      2,618             2,335,863
-----------------------------------------------------------------------------------------------------
Continental Airlines Pass Through-Trust, Inc., 7.566s,
2020                                                                        301               271,932
-----------------------------------------------------------------------------------------------------
                                                                                           $7,020,836
-----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.1%
-----------------------------------------------------------------------------------------------------
Westpoint Stevens, Inc., 7.875s, 2005**                                    $875               $61,250
-----------------------------------------------------------------------------------------------------
Westpoint Stevens, Inc., 7.875s, 2008**                                   3,030               212,100
-----------------------------------------------------------------------------------------------------
                                                                                             $273,350
-----------------------------------------------------------------------------------------------------
Automotive - 4.0%
-----------------------------------------------------------------------------------------------------
Advanced Accesory Systems LLC, 10.75s, 2011                                $600              $669,000
-----------------------------------------------------------------------------------------------------
Arvinmeritor, Inc., 8.75s, 2012                                             855               961,875
-----------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75s, 2011                               2,850             2,793,000
-----------------------------------------------------------------------------------------------------
Dana Corp., 10.125s, 2010                                                   615               701,100
-----------------------------------------------------------------------------------------------------
Dana Corp., 9s, 2011                                                        200               236,000
-----------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75s, 2013##                                           825               907,500
-----------------------------------------------------------------------------------------------------
Intermet Corp., 9.75s, 2009                                               1,675             1,733,625
-----------------------------------------------------------------------------------------------------
Metaldyne Corp., 11s, 2012                                                1,805             1,687,675
-----------------------------------------------------------------------------------------------------
Metaldyne Corp., 10s, 2013##                                                295               299,425
-----------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 11.625s, 2009                                   1,395             1,499,625
-----------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25s, 2013                                      925             1,073,000
-----------------------------------------------------------------------------------------------------
TRW Automotive Acquisition, Inc., 9.375s, 2013                              445               503,963
-----------------------------------------------------------------------------------------------------
TRW Automotive Acquisition, Inc., 11s, 2013                               1,655             1,911,525
-----------------------------------------------------------------------------------------------------
TRW Automotive Acquisition, Inc., 11.75s, 2013                          EUR 180               262,542
-----------------------------------------------------------------------------------------------------
Venture Holdings Trust, 11s, 2007**                                        $750                22,500
-----------------------------------------------------------------------------------------------------
Venture Holdings Trust, 12s, 2009**                                         395                    39
-----------------------------------------------------------------------------------------------------
                                                                                          $15,262,394
-----------------------------------------------------------------------------------------------------
Basic Industry - 1.2%
-----------------------------------------------------------------------------------------------------
Foamex LP/Capital Corp., 10.75s, 2009                                    $2,600            $2,392,000
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25s, 2014                                      630               637,875
-----------------------------------------------------------------------------------------------------
Trimas Corp., 9.875s, 2012                                                1,385             1,481,950
-----------------------------------------------------------------------------------------------------
                                                                                           $4,511,825
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.8%
-----------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 9.375s, 2009**                              $350              $355,250
-----------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 10.25s, 2011**                               975               999,375
-----------------------------------------------------------------------------------------------------
Avalon Cable Holdings LLC, 11.875s, 2008                                     63                66,645
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings, 8.625s, 2009                             1,315             1,153,912
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings, 9.92s, 2011                              4,500             3,937,500
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings, 8.75s, 2013##                              505               522,675
-----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125s, 2009                                          1,210             1,324,950
-----------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375s, 2013                                          150               169,875
-----------------------------------------------------------------------------------------------------
FrontierVision Holding LP, 11.875s, 2007**                                  550               640,750
-----------------------------------------------------------------------------------------------------
FrontierVision Operating Partnership LP, 11s, 2006**                         70                82,250
-----------------------------------------------------------------------------------------------------
Insight Midwest, 9.75s, 2009                                                910               946,400
-----------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11s, 2013                                         2,735             3,008,500
-----------------------------------------------------------------------------------------------------
Mediacom LLC/Capital Corp., 9.5s, 2013                                      215               221,988
-----------------------------------------------------------------------------------------------------
Renaissance Media Louisiana LLC, 10s, 2008                                1,055             1,097,200
-----------------------------------------------------------------------------------------------------
                                                                                          $14,527,270
-----------------------------------------------------------------------------------------------------
Building - 2.8%
-----------------------------------------------------------------------------------------------------
Atrium Cos., Inc., 10.5s, 2009                                             $395              $420,675
-----------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75s, 2005                            635               649,287
-----------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8s, 2007                             1,000             1,000,000
-----------------------------------------------------------------------------------------------------
Dayton Superior Corp., 10.75s, 2008##                                     1,925             2,021,250
-----------------------------------------------------------------------------------------------------
Formica Corp., 10.875s, 2009**                                              130                22,750
-----------------------------------------------------------------------------------------------------
Interface, Inc., 9.5s, 2005                                                 625               626,562
-----------------------------------------------------------------------------------------------------
Interface, Inc., 10.375s, 2010                                              864               963,360
-----------------------------------------------------------------------------------------------------
Interface, Inc., 9.5s, 2014                                                 850               841,500
-----------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625s, 2010##                                        505               552,975
-----------------------------------------------------------------------------------------------------
MMI Products, Inc., 11.25s, 2007                                            310               260,400
-----------------------------------------------------------------------------------------------------
Nortek, Inc., 9.25s, 2007                                                   330               337,013
-----------------------------------------------------------------------------------------------------
Nortek, Inc., 9.875s, 2011                                                  125               139,375
-----------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875s, 2007                                     2,835             2,849,175
-----------------------------------------------------------------------------------------------------
                                                                                          $10,684,322
-----------------------------------------------------------------------------------------------------
Business Services - 1.2%
-----------------------------------------------------------------------------------------------------
General Binding Corp., 9.375s, 2008                                      $1,480            $1,492,950
-----------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45s, 2029                                    1,815             1,524,600
-----------------------------------------------------------------------------------------------------
Xerox Corp., 7.625s, 2013                                                 1,315             1,407,050
-----------------------------------------------------------------------------------------------------
                                                                                           $4,424,600
-----------------------------------------------------------------------------------------------------
Chemicals - 5.5%
-----------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10s, 2011                                    $425              $488,750
-----------------------------------------------------------------------------------------------------
Equistar Chemicals, 10.625s, 2011                                           980             1,063,300
-----------------------------------------------------------------------------------------------------
Equistar Chemicals, 10.625s, 2011##                                         425               489,600
-----------------------------------------------------------------------------------------------------
Huntsman ICI Holdings, 0s, 2009                                           3,225             1,515,750
-----------------------------------------------------------------------------------------------------
Huntsman ICI Holdings, 9.875s, 2009                                         100               109,000
-----------------------------------------------------------------------------------------------------
Huntsman ICI Holdings, 10.125s, 2009                                      3,420             3,488,400
-----------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875s, 2013##                                         2,380             2,951,200
-----------------------------------------------------------------------------------------------------
Johnson Diversey, Inc., 9.625s, 2012                                      1,855             2,111,065
-----------------------------------------------------------------------------------------------------
Johnson Diversey, Inc., 10.67s, 2013##                                    2,120             1,738,400
-----------------------------------------------------------------------------------------------------
Koppers, Inc., 9.875s, 2013##                                               370               410,700
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.875s, 2007                                          10                10,275
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5s, 2008                                         1,000             1,030,000
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125s, 2012                                        545               594,050
-----------------------------------------------------------------------------------------------------
Nalco Co., 7.75s, 2011##                                                    355               374,525
-----------------------------------------------------------------------------------------------------
Nalco Co., 8.875s, 2013##                                                   665               706,563
-----------------------------------------------------------------------------------------------------
Noveon, Inc., 11s, 2011                                                     250               285,000
-----------------------------------------------------------------------------------------------------
Resolution Performance, 8s, 2009##                                          350               360,500
-----------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625s, 2011##                         1,500             1,668,750
-----------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, 11.875s, 2010                              1,410             1,424,100
-----------------------------------------------------------------------------------------------------
                                                                                          $20,819,928
-----------------------------------------------------------------------------------------------------
Conglomerates - 0.1%
-----------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125s, 2012                                               $450              $490,500
-----------------------------------------------------------------------------------------------------

Consumer Goods & Services - 2.5%
-----------------------------------------------------------------------------------------------------
American Safety Razor Co., 9.875s, 2005                                    $270              $267,300
-----------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.5s, 2009                               736               747,040
-----------------------------------------------------------------------------------------------------
Remington Arms, Inc., 10.5s, 2011                                         2,065             2,178,575
-----------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 12s, 2005                                 1,325             1,384,625
-----------------------------------------------------------------------------------------------------
Samsonite Corp., 10.75s, 2008                                               855               893,475
-----------------------------------------------------------------------------------------------------
Sealy Mattress Co., 9.875s, 2007                                          2,590             2,680,650
-----------------------------------------------------------------------------------------------------
Tempur Pedic, Inc., 10.25s, 2010##                                          595               660,450
-----------------------------------------------------------------------------------------------------
Werner Holding Delaware, Inc., 10s, 2007                                    625               468,750
-----------------------------------------------------------------------------------------------------
                                                                                           $9,280,865
-----------------------------------------------------------------------------------------------------
Containers - 1.9%
-----------------------------------------------------------------------------------------------------
Graham Packaging/GPC Capital Co., 8.75s, 2008##                          $1,410            $1,452,300
-----------------------------------------------------------------------------------------------------
Owens Brockway Glass Container, 8.875s, 2009                                685               739,800
-----------------------------------------------------------------------------------------------------
Owens Brockway Glass Container, 8.75s, 2012                               1,765             1,941,500
-----------------------------------------------------------------------------------------------------
Owens Brockway Glass Container, 8.25s, 2013                               1,040             1,112,800
-----------------------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75s, 2011                                      755               845,600
-----------------------------------------------------------------------------------------------------
Pliant Corp., 13s, 2010                                                   1,055               949,500
-----------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 8.25s, 2012                                        170               175,950
-----------------------------------------------------------------------------------------------------
                                                                                           $7,217,450
-----------------------------------------------------------------------------------------------------
Corporate Asset-Backed - 1.6%
-----------------------------------------------------------------------------------------------------
Anthracite CDO I Ltd., 6s, 2037##                                        $1,500            $1,211,484
-----------------------------------------------------------------------------------------------------
Deutsche Mortgage Acceptance Corp., 7.5s, 2031                              850               642,130
-----------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 4.187s, 2023                                  2,391               455,857
-----------------------------------------------------------------------------------------------------
First Union Lehman Brothers Commercial, 7s, 2029                          1,000               946,678
-----------------------------------------------------------------------------------------------------
First Union Lehman Brothers Commercial, 7.5s, 2029                        1,000               990,430
-----------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Security, Inc., 6.02s, 2033                        750               676,142
-----------------------------------------------------------------------------------------------------
LB Commercial Conduit Mortgage Trust, 1.161s, 2028
(Interest Only)                                                           8,733               298,606
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Inc., 7.726s, 2039                               1,400               917,815
-----------------------------------------------------------------------------------------------------
                                                                                           $6,139,142
-----------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%
-----------------------------------------------------------------------------------------------------
Communications & Power Industry, 8s, 2012                                  $280              $288,400
-----------------------------------------------------------------------------------------------------

Electronics - 0.4%
-----------------------------------------------------------------------------------------------------
ON Semiconductor Corp., 13s, 2008                                        $1,250            $1,456,250
-----------------------------------------------------------------------------------------------------

Energy - Independent - 1.4%
-----------------------------------------------------------------------------------------------------
Belden & Blake Corp., 9.875s, 2007                                       $3,100            $3,053,500
-----------------------------------------------------------------------------------------------------
Continental Resources, Inc., 10.25s, 2008                                 1,650             1,699,500
-----------------------------------------------------------------------------------------------------
Exco Resources, Inc., 7.25s, 2011                                           415               425,375
-----------------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc., 9.6s, 2012                                   245               276,850
-----------------------------------------------------------------------------------------------------
                                                                                           $5,455,225
-----------------------------------------------------------------------------------------------------
Entertainment - 0.9%
-----------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5s, 2011                                        $550              $574,750
-----------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75s, 2013                                              2,780             2,967,650
-----------------------------------------------------------------------------------------------------
                                                                                           $3,542,400
-----------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 0.8%
-----------------------------------------------------------------------------------------------------
Merisant Co., 9.5s, 2013##                                               $1,075            $1,139,500
-----------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8s, 2013##                                             750               787,500
-----------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., 8.25s, 2013##                                 170               180,200
-----------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25s, 2013##                             1,000             1,076,600
-----------------------------------------------------------------------------------------------------
                                                                                           $3,183,800
-----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.9%
-----------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp., 8s, 2010                                          $875              $875,000
-----------------------------------------------------------------------------------------------------
Fibermark, Inc., 10.75s, 2011                                             1,010               707,000
-----------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5s, 2013##                       1,105             1,215,500
-----------------------------------------------------------------------------------------------------
Greif Brothers Corp., 8.875s, 2012                                          540               600,750
-----------------------------------------------------------------------------------------------------
                                                                                           $3,398,250
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.0%
-----------------------------------------------------------------------------------------------------
American Casino & Entertainment, 7.85s, 2012                               $445              $447,225
-----------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75s, 2009                                       140               160,650
-----------------------------------------------------------------------------------------------------
Argosy Gaming Co., 9s, 2011                                                 515               570,363
-----------------------------------------------------------------------------------------------------
Aztar Corp., 8.875s, 2007                                                   665               692,431
-----------------------------------------------------------------------------------------------------
Corrections Corp. of America, 9.875s, 2009                                  650               726,375
-----------------------------------------------------------------------------------------------------
Corrections Corp. of America, 7.5s, 2011##                                  330               346,500
-----------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25s, 2013                                                395               422,650
-----------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 8.875s, 2008                                745               849,300
-----------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 9.25s, 2007                                 2,150             2,219,875
-----------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75s, 2013                                   300               312,000
-----------------------------------------------------------------------------------------------------
Resorts International Hotel, 11.5s, 2009                                  1,600             1,768,000
-----------------------------------------------------------------------------------------------------
Station Casinos, Inc., 8.375s, 2008                                         810               868,725
-----------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.875s, 2010                                       1,085             1,204,350
-----------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC, 11s, 2010                                       840               957,600
-----------------------------------------------------------------------------------------------------
                                                                                          $11,546,044
-----------------------------------------------------------------------------------------------------
Industrial - 1.0%
-----------------------------------------------------------------------------------------------------
Blount, Inc., 7s, 2005                                                     $920              $933,800
-----------------------------------------------------------------------------------------------------
Blount, Inc., 13s, 2009                                                   1,350             1,444,500
-----------------------------------------------------------------------------------------------------
Motors & Gears, Inc., 10.75s, 2006                                        1,630             1,450,700
-----------------------------------------------------------------------------------------------------
                                                                                           $3,829,000
-----------------------------------------------------------------------------------------------------
Machinery & Tools - 2.4%
-----------------------------------------------------------------------------------------------------
Agco Corp., 8.5s, 2006                                                     $500              $500,000
-----------------------------------------------------------------------------------------------------
Agco Corp., 9.5s, 2008                                                      435               475,238
-----------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25s, 2011##                                     990             1,108,800
-----------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25s, 2011##                                     1,250             1,390,625
-----------------------------------------------------------------------------------------------------
Columbus McKinnon Corp., 8.5s, 2008                                       1,370             1,322,050
-----------------------------------------------------------------------------------------------------
Columbus McKinnon Corp., 10s, 2010                                          130               144,300
-----------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375s, 2011                                      EUR 325               451,338
-----------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5s, 2012                                           $355               406,475
-----------------------------------------------------------------------------------------------------
United Rentals North America, Inc., 9.25s, 2009                             565               593,815
-----------------------------------------------------------------------------------------------------
United Rentals North America, Inc., 6.5s, 2012                            1,335             1,321,650
-----------------------------------------------------------------------------------------------------
United Rentals North America, Inc., 7.75s, 2013##                           850               854,250
-----------------------------------------------------------------------------------------------------
United Rentals North America, Inc., 7s, 2014                                565               548,050
-----------------------------------------------------------------------------------------------------
                                                                                           $9,116,591
-----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.3%
-----------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375s, 2011                                    $1,430            $1,501,500
-----------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 9.625s, 2009                                   1,360             1,509,600
-----------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 8.5s, 2008                                               600               606,000
-----------------------------------------------------------------------------------------------------
Insight Health Services Corp., 9.875s, 2011                                 100               106,500
-----------------------------------------------------------------------------------------------------
NDC Health Corp., 10.5s, 2012                                               305               344,650
-----------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125s, 2011##                          700               735,000
-----------------------------------------------------------------------------------------------------
                                                                                           $4,803,250
-----------------------------------------------------------------------------------------------------
Medical Equipment - 0.2%
-----------------------------------------------------------------------------------------------------
Alpharma, Inc., 8.625s, 2011##                                             $760              $798,000
-----------------------------------------------------------------------------------------------------

Metals & Mining - 0.4%
-----------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 8.5s, 2008                                         $42               $20,991
-----------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 9.875s, 2002**                            435               391,500
-----------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75s, 2003**                            575               106,375
-----------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10s, 2009                                         270               251,100
-----------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75s, 2010                                               595               675,325
-----------------------------------------------------------------------------------------------------
                                                                                           $1,445,291
-----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.2%
-----------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875s, 2010                                             $210              $233,100
-----------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625s, 2021                                              940             1,117,425
-----------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7s, 2011                                            2,000             1,837,500
-----------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75s, 2013##                                       2,135             2,113,650
-----------------------------------------------------------------------------------------------------
Southern Natural Gas Co., 8.875s, 2010                                      350               388,500
-----------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.625s, 2010                                           930             1,027,650
-----------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125s, 2011                                         1,600             1,664,000
-----------------------------------------------------------------------------------------------------
                                                                                           $8,381,825
-----------------------------------------------------------------------------------------------------
Oil Services - 2.0%
-----------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375s, 2011                                                $900              $999,000
-----------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc., 8.75s, 2008                                        750               780,000
-----------------------------------------------------------------------------------------------------
Hanover Compressor Co., 0s, 2007                                            780               585,000
-----------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625s, 2010                                        800               848,920
-----------------------------------------------------------------------------------------------------
Hanover Test Equipment Trust, 8.75s, 2011                                   725               783,000
-----------------------------------------------------------------------------------------------------
Parker Drilling Co., 9.625s, 2013##                                       2,000             2,150,000
-----------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.75s, 2012##                                 420               447,300
-----------------------------------------------------------------------------------------------------
SESI LLC, 8.875s, 2011                                                      220               240,900
-----------------------------------------------------------------------------------------------------
Trico Marine Services, Inc., 8.875s, 2012                                 1,000               770,000
-----------------------------------------------------------------------------------------------------
                                                                                           $7,604,120
-----------------------------------------------------------------------------------------------------
Oils - 0.3%
-----------------------------------------------------------------------------------------------------
Citgo Petroleum Corp., 11.375s, 2011                                       $800              $956,000
-----------------------------------------------------------------------------------------------------

Pollution Control - 0.9%
-----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875s, 2013                           $1,450            $1,582,313
-----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.125s, 2014                            1,750             1,710,625
-----------------------------------------------------------------------------------------------------
                                                                                           $3,292,938
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 2.7%
-----------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875s, 2011                              $110              $121,000
-----------------------------------------------------------------------------------------------------
Dex Media, Inc., 0s to 2008, 9s to 2013                                   1,495             1,024,075
-----------------------------------------------------------------------------------------------------
Dex Media, Inc., 0s to 2008, 9s to 2013##                                 2,160             1,490,400
-----------------------------------------------------------------------------------------------------
Dex Media, Inc., 9.875s, 2013##                                           1,335             1,518,562
-----------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9s, 2010                          240               261,300
-----------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 11.875s, 2011##                 1,340             1,455,575
-----------------------------------------------------------------------------------------------------
Mail Well Corp., 8.75s, 2008                                                975             1,014,000
-----------------------------------------------------------------------------------------------------
Mail Well Corp., 9.625s, 2012                                               520               585,000
-----------------------------------------------------------------------------------------------------
Mail Well Corp., 7.875s, 2013                                             1,250             1,200,000
-----------------------------------------------------------------------------------------------------
Moore North America Finance, Inc., 7.875s, 2011##                           440               493,900
-----------------------------------------------------------------------------------------------------
R.H. Donnelley Finance Corp., 8.875s, 2010                                  115               129,088
-----------------------------------------------------------------------------------------------------
R.H. Donnelley Finance Corp., 10.875s, 2012                                 270               321,975
-----------------------------------------------------------------------------------------------------
Transwestern Publishing Co., 9.625s, 2007                                   575               593,687
-----------------------------------------------------------------------------------------------------
                                                                                          $10,208,562
-----------------------------------------------------------------------------------------------------
Retailers - 3.1%
-----------------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.625s, 2007                                    $325              $334,750
-----------------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.875s, 2012                                   1,060             1,229,600
-----------------------------------------------------------------------------------------------------
Couche-Tard Finance LP, 7.5s, 2013##                                        800               864,000
-----------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625s, 2010                                          510               574,387
-----------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9s, 2008                                          700               719,250
-----------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375s, 2008                                     545               561,350
-----------------------------------------------------------------------------------------------------
FTD, Inc., 7.75s, 2014                                                      275               275,000
-----------------------------------------------------------------------------------------------------
J.Crew Intermediate LLC, 0s to 2005, 16s to 2008                          1,319             1,081,531
-----------------------------------------------------------------------------------------------------
J.Crew Operating Corp., 10.375s, 2007                                     1,885             1,941,550
-----------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875s, 2011##                                     375               414,375
-----------------------------------------------------------------------------------------------------
PCA LLC, 11.875s, 2009                                                      845               946,400
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 12.5s, 2006                                                 665               761,425
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5s, 2011                                                1,095             1,226,400
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25s, 2013                                                 815               884,275
-----------------------------------------------------------------------------------------------------
                                                                                          $11,814,293
-----------------------------------------------------------------------------------------------------
Steel - 0.3%
-----------------------------------------------------------------------------------------------------
Commonwealth Aluminum Corp., 10.75s, 2006                                  $505              $515,100
-----------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75s, 2012                                       395               442,400
-----------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10s, 2004**                                                 10                 4,000
-----------------------------------------------------------------------------------------------------
                                                                                             $961,500
-----------------------------------------------------------------------------------------------------
Supermarkets - 0.2%
-----------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875s, 2012                                               $775              $844,750
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 3.7%
-----------------------------------------------------------------------------------------------------
Fairpoint Communications, Inc., 11.875s, 2010                              $720              $842,400
-----------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5s, 2010##                                       6,105             7,356,525
-----------------------------------------------------------------------------------------------------
Qwest Services Corp., 9.125s, 2012##                                        890             1,039,075
-----------------------------------------------------------------------------------------------------
Teligent, Inc., 11.5s, 2007**                                               175                     0
-----------------------------------------------------------------------------------------------------
Time Warner Telecommunications LLC, 9.75s, 2008                             810               836,325
-----------------------------------------------------------------------------------------------------
Time Warner Telecommunications LLC, 10.125s, 2011                         1,310             1,414,800
-----------------------------------------------------------------------------------------------------
Worldcom, Inc., 7.5s, 2011**                                              7,225             2,601,000
-----------------------------------------------------------------------------------------------------
                                                                                          $14,090,125
-----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.7%
-----------------------------------------------------------------------------------------------------
AES Corp., 8.75s, 2013##                                                   $325              $368,875
-----------------------------------------------------------------------------------------------------
AES Corp., 9s, 2015##                                                     1,285             1,471,325
-----------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.5s, 2008                             2,000             1,650,000
-----------------------------------------------------------------------------------------------------
Calpine Corp., 8.75s, 2013##                                              2,930             2,827,450
-----------------------------------------------------------------------------------------------------
Centerpoint Energy, Inc., 7.25s, 2010                                     1,000             1,074,402
-----------------------------------------------------------------------------------------------------
Dynegy, Inc., 6.875s, 2011                                                2,360             2,177,100
-----------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8s, 2013##                                                515               527,875
-----------------------------------------------------------------------------------------------------
PG&E Corp., 6.875s, 2008##                                                  215               234,350
-----------------------------------------------------------------------------------------------------
PSEG Energy Holdings, Inc., 7.75s, 2007                                     245               258,475
-----------------------------------------------------------------------------------------------------
PSEG Energy Holdings, Inc., 8.625s, 2008                                  1,500             1,657,500
-----------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25s, 2010##                                      785               836,025
-----------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5s, 2013##                                       760               818,900
-----------------------------------------------------------------------------------------------------
                                                                                          $13,902,277
-----------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.3%
-----------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 7.25s, 2013##                                       $640              $678,400
-----------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375s, 2014##                                       375               398,438
-----------------------------------------------------------------------------------------------------
                                                                                           $1,076,838
-----------------------------------------------------------------------------------------------------
Wireless Communications - 5.4%
-----------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0s to 2005, 12s to 2009                          $1,578            $1,443,870
-----------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11s, 2010                                           260               280,150
-----------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 8.5s, 2012                                          390               382,200
-----------------------------------------------------------------------------------------------------
American Tower Corp., 9.375s, 2009                                          987             1,048,688
-----------------------------------------------------------------------------------------------------
American Tower Corp., 7.25s, 2011##                                         930               955,575
-----------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co., 10.75s, 2008                           1,630             1,695,200
-----------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125s, 2013                            2,160             2,332,800
-----------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5s, 2013##                              840               858,900
-----------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875s, 2013##                               1,410             1,455,825
-----------------------------------------------------------------------------------------------------
Metro PCS, Inc., 10.75s, 2011##                                           1,665             1,714,950
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375s, 2009                                 2,490             2,692,312
-----------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75s, 2010                                         2,920             2,876,200
-----------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875s, 2010                                          100               105,500
-----------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.75s, 2011                                             1,580             1,651,100
-----------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.5s, 2013                                                755               826,725
-----------------------------------------------------------------------------------------------------
                                                                                          $20,319,995
-----------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                         $268,749,410
-----------------------------------------------------------------------------------------------------

Foreign Bonds - 23.0%
-----------------------------------------------------------------------------------------------------
Algeria - 0.6%
-----------------------------------------------------------------------------------------------------
Republic of Algeria, 2.063s, 2010                                        $2,335            $2,287,905
-----------------------------------------------------------------------------------------------------

Argentina - 0.4%
-----------------------------------------------------------------------------------------------------
Republic of Argentina, 2s, 2008                                       ARS 1,026              $313,300
-----------------------------------------------------------------------------------------------------
Republic of Argentina, 1.162s, 2012                                      $1,568             1,012,630
-----------------------------------------------------------------------------------------------------
                                                                                           $1,325,930
-----------------------------------------------------------------------------------------------------
Australia - 0.7%
-----------------------------------------------------------------------------------------------------
Burns Philip Capital Property Ltd., 9.75s, 2012 (Food &
Non Alcoholic Beverages)##                                               $2,290            $2,484,650
-----------------------------------------------------------------------------------------------------

Belgium - 0.7%
-----------------------------------------------------------------------------------------------------
Telenet Group Holdings N.V., 0s to 2008, 11.5s to 2014
(Broadcast & Cable TV)##                                                 $4,220            $2,679,700
-----------------------------------------------------------------------------------------------------

Brazil - 3.1%
-----------------------------------------------------------------------------------------------------
Banco Nacional de Desenvolvi, 6.974s, 2008 (Banks and
Credit Cos.)                                                               $561              $558,195
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 9.25s, 2010                                   1,006             1,053,785
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 10s, 2011                                        86                93,525
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.063s, 2012                                  3,601             3,177,883
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8s, 2014                                      1,539             1,512,325
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2s, 2024                                      1,887             1,613,385
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11s, 2040                                     3,361             3,663,490
-----------------------------------------------------------------------------------------------------
                                                                                          $11,672,588
-----------------------------------------------------------------------------------------------------
Bulgaria - 0.5%
-----------------------------------------------------------------------------------------------------
National Republic of Bulgaria, 8.25s, 2015                               $1,591            $1,883,098
-----------------------------------------------------------------------------------------------------

Canada - 0.5%
-----------------------------------------------------------------------------------------------------
Acetex Corp., 10.875s, 2009 (Chemicals)                                  $1,235            $1,370,850
-----------------------------------------------------------------------------------------------------
Bombardier Recreational Products, 8.375s, 2013
(Industrial)##                                                              420               443,100
-----------------------------------------------------------------------------------------------------
Canwest Media, Inc., 10.625s, 2011 (Advertising &
Broadcasting)                                                                60                69,000
-----------------------------------------------------------------------------------------------------
Russel Metals, Inc., 10s, 2009 (Metals & Mining)                            185               198,413
-----------------------------------------------------------------------------------------------------
                                                                                           $2,081,363
-----------------------------------------------------------------------------------------------------
Chile - 0.5%
-----------------------------------------------------------------------------------------------------
Empresa Electric Guacolda S.A., 8.35s, 2013 (Utilities -
Electric Power)                                                          $1,713            $1,949,190
-----------------------------------------------------------------------------------------------------

Colombia - 0.6%
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 9.75s, 2009                                          $907            $1,013,573
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 10.75s, 2013                                        1,058             1,200,830
-----------------------------------------------------------------------------------------------------
                                                                                           $2,214,403
-----------------------------------------------------------------------------------------------------
Dominican Republic - 0.1%
-----------------------------------------------------------------------------------------------------
Dominican Republic, 9.04s, 2013##                                          $444              $333,000
-----------------------------------------------------------------------------------------------------
Dominican Republic, 9.04s, 2013##                                           134               100,500
-----------------------------------------------------------------------------------------------------
                                                                                             $433,500
-----------------------------------------------------------------------------------------------------
Ecuador - 0.4%
-----------------------------------------------------------------------------------------------------
Republic of Ecuador, 12s, 2012                                             $400              $396,000
-----------------------------------------------------------------------------------------------------
Republic of Ecuador, 7s, 2030                                             1,167               997,785
-----------------------------------------------------------------------------------------------------
                                                                                           $1,393,785
-----------------------------------------------------------------------------------------------------
France - 2.1%
-----------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875s, 2013 (Containers)                 $2,795            $3,284,125
-----------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875s, 2011 (Chemicals)##                                   4,175             3,715,750
-----------------------------------------------------------------------------------------------------
Vivendi Universal, 6.25s, 2008 (Advertising &
Broadcasting)##                                                             485               510,462
-----------------------------------------------------------------------------------------------------
Vivendi Universal, 9.25s, 2010 (Advertising &
Broadcasting)##                                                             540               631,800
-----------------------------------------------------------------------------------------------------
                                                                                           $8,142,137
-----------------------------------------------------------------------------------------------------
Germany - 0.1%
-----------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875s, 2009 (Chemicals)                     EUR 55               $74,668
-----------------------------------------------------------------------------------------------------
Messer Grieshiem, 10.375s, 2011 (Chemicals)                                $175               260,465
-----------------------------------------------------------------------------------------------------
                                                                                             $335,133
-----------------------------------------------------------------------------------------------------
Guatemala - 0.4%
-----------------------------------------------------------------------------------------------------
Guatemala Republic, 10.25s, 2011                                         $1,325            $1,590,000
-----------------------------------------------------------------------------------------------------

Ireland - 0.2%
-----------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625s, 2012 (Forest & Paper
Products)                                                                  $755              $856,925
-----------------------------------------------------------------------------------------------------

Kazakhstan - 0.8%
-----------------------------------------------------------------------------------------------------
Hurricane Finance B.V., 9.625s, 2010 (Oils)+                             $1,160            $1,298,499
-----------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125s, 2007 (Banks &
Credit Cos.)##                                                              153               172,507
-----------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125s, 2007 (Banks &
Credit Cos.)+                                                               285               321,338
-----------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5s, 2013 (Banks &
Credit Cos.)##                                                              750               787,500
-----------------------------------------------------------------------------------------------------
Kaztransoil Co., 8.5s, 2006 (Oil Services)##                                241               258,774
-----------------------------------------------------------------------------------------------------
Kaztransoil Co., 8.5s, 2006 (Oil Services)+                                 200               214,750
-----------------------------------------------------------------------------------------------------
                                                                                           $3,053,368
-----------------------------------------------------------------------------------------------------
Luxembourg - 0.6%
-----------------------------------------------------------------------------------------------------
Millicom International Cellular S.A., 10s, 2013 (Wireless
Communications)##                                                        $1,765            $1,844,425
-----------------------------------------------------------------------------------------------------
SGL Carbon Luxembourg S.A., 8.5s, 2012 (Metals & Mining)                EUR 400               504,428
-----------------------------------------------------------------------------------------------------
                                                                                           $2,348,853
-----------------------------------------------------------------------------------------------------
Mexico - 3.4%
-----------------------------------------------------------------------------------------------------
Axtel S.A. de B.V., 11s, 2013 (Telecommunications -
Wireline)##                                                              $1,559            $1,586,282
-----------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V., 12s, 2008 (Electronics)                         727               770,620
-----------------------------------------------------------------------------------------------------
Grupo Televisa S.A. de C.V., 8.5s, 2032 (Broadcast &
Cable TV)                                                                   543               575,580
-----------------------------------------------------------------------------------------------------
Innova S.A. de C.V., 9.375s, 2013 (Wireless Communications)##               800               854,000
-----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625s, 2022 (Oil
Services)                                                                 3,079             3,402,295
-----------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5s, 2027 (Oils)                                    2,558             3,031,230
-----------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 10.25s, 2007 (Transportation Services)                    292               305,140
-----------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 11.75s, 2009 (Transportation Services)                    293               297,395
-----------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5s, 2012 (Transportation Services)                     514               588,530
-----------------------------------------------------------------------------------------------------
United Mexican States, 8.125s, 2019                                         649               730,125
-----------------------------------------------------------------------------------------------------
United Mexican States, 11.5s, 2026                                          483               707,595
-----------------------------------------------------------------------------------------------------
                                                                                          $12,848,792
-----------------------------------------------------------------------------------------------------
Netherlands - 0.2%
-----------------------------------------------------------------------------------------------------
Aspropulsion, 9.625s, 2013 (Aerospace)##                                EUR 100              $130,466
-----------------------------------------------------------------------------------------------------
Kappa Beheer B.V., 10.625s, 2009 (Forest & Paper Products)                 $685               732,950
-----------------------------------------------------------------------------------------------------
                                                                                             $863,416
-----------------------------------------------------------------------------------------------------
Norway - 0.3%
-----------------------------------------------------------------------------------------------------
Findexa AS, 10.25s, 2011 (Printing & Publishing)                        EUR 275              $393,890
-----------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25s, 2008 (Oil Services)                           $650               611,000
-----------------------------------------------------------------------------------------------------
                                                                                           $1,004,890
-----------------------------------------------------------------------------------------------------
Panama - 1.1%
-----------------------------------------------------------------------------------------------------
Republic of Panama, 9.375s, 2023                                         $2,834            $3,046,550
-----------------------------------------------------------------------------------------------------
Republic of Panama, 9.375s, 2029                                            425               484,500
-----------------------------------------------------------------------------------------------------
Republic of Panama, 8.125s, 2034                                            720               698,400
-----------------------------------------------------------------------------------------------------
                                                                                           $4,229,450
-----------------------------------------------------------------------------------------------------
Peru - 0.2%
-----------------------------------------------------------------------------------------------------
Republic of Peru, 9.125s, 2012                                             $800              $880,000
-----------------------------------------------------------------------------------------------------

Philippines - 0.2%
-----------------------------------------------------------------------------------------------------
Philippines Republic, 9.375s, 2017                                         $791              $830,550
-----------------------------------------------------------------------------------------------------

Poland - 0.4%
-----------------------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25s, 2009 (Wireless
Communications)                                                          $1,298            $1,414,820
-----------------------------------------------------------------------------------------------------

Russia - 2.5%
-----------------------------------------------------------------------------------------------------
AO Siberian Oil Co., 10.75s, 2009 (Oils)                                   $960            $1,072,800
-----------------------------------------------------------------------------------------------------
Gazprom, 9.625s, 2013 (Utilities - Gas)##                                 2,160             2,395,550
-----------------------------------------------------------------------------------------------------
Mobile Telesystems Finance S.A., 9.75s, 2008 (Wireless
Communications)##                                                           333               360,889
-----------------------------------------------------------------------------------------------------
Mobile Telesystems Finance S.A., 8.375s, 2010 (Wireless
Communications)##                                                         1,144             1,179,750
-----------------------------------------------------------------------------------------------------
Russian Federation, 3s, 2011                                              3,860             3,068,700
-----------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11s, 2007 (Oil Services)                                    737               847,550
-----------------------------------------------------------------------------------------------------
Vimpelcom, 10.45s, 2005 (Wireless Communications)##                         425               448,375
-----------------------------------------------------------------------------------------------------
                                                                                           $9,373,614
-----------------------------------------------------------------------------------------------------
Sweden - 0.2%
-----------------------------------------------------------------------------------------------------
Stena AB, 7.5s, 2013 (Transportation Services)##                           $825              $878,625
-----------------------------------------------------------------------------------------------------

Turkey - 0.4%
-----------------------------------------------------------------------------------------------------
Republic of Turkey, 11.875s, 2030                                        $1,085            $1,519,000
-----------------------------------------------------------------------------------------------------

United Kingdom - 0.6%
-----------------------------------------------------------------------------------------------------
Global Tele Systems Ltd., 10.875s, 2008
(Telecommunications - Wireline)**                                           $20                    $2
-----------------------------------------------------------------------------------------------------
Jazztel PLC, 12s, 2012 (Telephone Services)                              EUR 22                18,257
-----------------------------------------------------------------------------------------------------
Premier International Foods PLC, 12s, 2009 (Food & Non
Alcoholic Beverage Products)                                               $820               893,800
-----------------------------------------------------------------------------------------------------
Telewest Communications PLC, 9.25s, 2009 (Broadcast &
Cable TV)**                                                                 310               186,000
-----------------------------------------------------------------------------------------------------
Telewest Communications PLC, 0s to 2005, 11.375s to 2010
(Broadcast & Cable TV)**                                                    625               357,813
-----------------------------------------------------------------------------------------------------
United Biscuit Finance PLC, 10.625s, 2011 (Food & Non
Alcoholic Beverage Products)                                            EUR 650               939,107
-----------------------------------------------------------------------------------------------------
                                                                                           $2,394,979
-----------------------------------------------------------------------------------------------------
Venezuela - 0.9%
-----------------------------------------------------------------------------------------------------
Republic of Venezuela, 2.125s, 2007                                      $1,714            $1,598,519
-----------------------------------------------------------------------------------------------------
Republic of Venezuela, 10.75s, 2013                                         500               510,000
-----------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.25s, 2027                                        1,348             1,189,610
-----------------------------------------------------------------------------------------------------
                                                                                           $3,298,129
-----------------------------------------------------------------------------------------------------
Vietnam - 0.2%
-----------------------------------------------------------------------------------------------------
Republic of Vietnam, 3.5s, 2028                                            $950              $653,125
-----------------------------------------------------------------------------------------------------

Ukraine - 0.1%
-----------------------------------------------------------------------------------------------------
Ukraine Cabinet of Ministers, 7.65s, 2013+                                 $357              $364,140
-----------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                       $87,286,058
-----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $333,573,119)                                              $356,035,468
-----------------------------------------------------------------------------------------------------

Stocks - 1.3%
-----------------------------------------------------------------------------------------------------

                                                                         SHARES
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 1.2%
-----------------------------------------------------------------------------------------------------
Apparel Manufacturers
-----------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                        385               $25,025
-----------------------------------------------------------------------------------------------------

Automotive - 0.2%
-----------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.                                        40,604              $745,084
-----------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.                                                      29                 6,453
-----------------------------------------------------------------------------------------------------
                                                                                             $751,537
-----------------------------------------------------------------------------------------------------
Basic Industry - 0.4%
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.                                               100,353            $1,600,630
-----------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0.6%
-----------------------------------------------------------------------------------------------------
NTL, Inc.*                                                               14,898              $988,333
-----------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"*                                     75,683             1,035,344
-----------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc.                                             16,778                45,636
-----------------------------------------------------------------------------------------------------
                                                                                           $2,069,313
-----------------------------------------------------------------------------------------------------
Chemicals
-----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.                                                     97                $2,570
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline
-----------------------------------------------------------------------------------------------------
XO Communications, Inc.                                                     235                $1,718
-----------------------------------------------------------------------------------------------------

Utilities - Telephone
-----------------------------------------------------------------------------------------------------
ITC Deltacom, Inc.                                                       26,797              $172,841
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                          $4,623,634
-----------------------------------------------------------------------------------------------------

Foreign Stocks - 0.1%
-----------------------------------------------------------------------------------------------------
Bermuda
-----------------------------------------------------------------------------------------------------
Global Crossings Holdings Ltd., 10.5s, Preferred                          1,052               $10,257
-----------------------------------------------------------------------------------------------------

Netherlands
-----------------------------------------------------------------------------------------------------
Completel Europe N.V. (Telephone Services)                                1,841               $68,789
-----------------------------------------------------------------------------------------------------
Versatel Telecom International N.V. (Telephone Services)                  2,616                 7,136
-----------------------------------------------------------------------------------------------------
                                                                                              $75,925
-----------------------------------------------------------------------------------------------------
Sweden - 0.1%
-----------------------------------------------------------------------------------------------------
Song Networks Holding AB (Telephone Services)*                           22,299              $222,569
-----------------------------------------------------------------------------------------------------

United Kingdom
-----------------------------------------------------------------------------------------------------
Jazztel PLC (Telecommunications - Wireline)                              70,861               $30,890
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                         $355,907
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $5,272,676)                                                 $4,963,275
-----------------------------------------------------------------------------------------------------

Preferred Stocks - 1.5%
-----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.4%
-----------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 10.75s##                              1,687            $1,729,175
-----------------------------------------------------------------------------------------------------

Automotive
-----------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., 8s                                        59                $4,838
-----------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 1.1%
-----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 11.125s                                              26,639            $2,797,095
-----------------------------------------------------------------------------------------------------
Paxon Communications Corp., 13.25s                                          125             1,237,500
-----------------------------------------------------------------------------------------------------
                                                                                           $4,034,595
-----------------------------------------------------------------------------------------------------
Printing & Publishing
-----------------------------------------------------------------------------------------------------
Primedia, Inc., 8.625s                                                      650               $59,475
-----------------------------------------------------------------------------------------------------

Telephone Services
-----------------------------------------------------------------------------------------------------
PTV, Inc., 10s                                                               13                   $46
-----------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $5,010,075)                                       $5,828,129
-----------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 0.2%
-----------------------------------------------------------------------------------------------------
Wireless Communications - 0.2%
-----------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.                                                    1,821              $824,913
-----------------------------------------------------------------------------------------------------
Song Networks Holding AB (Telephone Services)                             2,412                16,266
-----------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $463,067)                               $841,179
-----------------------------------------------------------------------------------------------------

Warrants
-----------------------------------------------------------------------------------------------------
GT Group Telecom, Inc. (Telephone Services)*                                750                  $188
-----------------------------------------------------------------------------------------------------
Ono Finance PLC (Broadcast & Cable TV)*                                     175                     2
-----------------------------------------------------------------------------------------------------
Ono Finance PLC (Broadcast & Cable TV)*                                     125                     1
-----------------------------------------------------------------------------------------------------
Pliant Corp. (Containers)##*                                                815                     8
-----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Chemicals)*                                         3                     3
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Basic Industry - Other)*                         558                   502
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Basic Industry - Other)*                         338                   338
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (Broadcast & Cable TV)*                            300                13,500
-----------------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications - Wireline)*                    470                 1,645
-----------------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications - Wireline)*                    352                 1,056
-----------------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications - Wireline)*                    352                   845
-----------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $239,185)                                                    $18,088
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 5.2%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 2/02/04                             $15,662           $15,661,556
-----------------------------------------------------------------------------------------------------
Prudential Funding Corp., due 2/02/04                                     3,915             3,914,888
-----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                           $19,576,444
-----------------------------------------------------------------------------------------------------

Repurchase Agreement - 0.9%
-----------------------------------------------------------------------------------------------------
Goldman Sachs, dated 1/31/03, due 2/02/03, total to be
received $3,273,281 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at Cost         $3,273            $3,273,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $367,407,566)                                        $390,535,583
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (3.1)%                                                   (11,776,377)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $378,759,206
-----------------------------------------------------------------------------------------------------
 * Non-income producing security.
** Non-income producing security - in default.
## SEC Rule 144A restriction.
 + Restricted security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the
U.S. Dollar. A list of abbreviations is shown below.

  ARS = Argentine Pesos     EUR = Euro

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 1/31/04

ASSETS

Investments, at value (identified cost, $367,407,566)             $390,535,583
-----------------------------------------------------------------------------------------------------
Cash                                                                 1,178,675
-----------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts              53,818
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                      3,144,835
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      3,622,631
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                    7,061,639
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $405,597,181
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                               $2,356,531
-----------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                 12,860
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                   10,075,818
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                  14,363,349
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                        13,945
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                          15,472
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $26,837,975
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $378,759,206
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $356,766,165
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        23,170,938
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                                                   68,359
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income        (1,246,256)
-----------------------------------------------------------------------------------------------------
Total                                                                                    $378,759,206
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  49,497,398
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                      $150,334,257
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                19,656,543
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $7.65
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$7.65)                                                    $8.03
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                      $140,348,506
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                18,301,855
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $7.67
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $84,642,509
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                11,091,805
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $7.63
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                        $3,433,934
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   447,195
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $7.68
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 1/31/04

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Interest                                                          $27,403,766
-----------------------------------------------------------------------------------------------------
  Dividends                                                             322,155
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $27,725,921
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                     $1,957,853
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                  5,980
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           490,469
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                428,123
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              1,119,659
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                633,475
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     27,469
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                         168,303
-----------------------------------------------------------------------------------------------------
  Printing                                                               68,391
-----------------------------------------------------------------------------------------------------
  Postage                                                                18,741
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          45,906
-----------------------------------------------------------------------------------------------------
  Legal fees                                                              5,268
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         161,382
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $5,131,019
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (9,331)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (982,583)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $4,139,105
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $23,586,816
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                           $14,484,012
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        (549,581)
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                              $13,934,431
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation
-----------------------------------------------------------------------------------------------------
  Investments                                                       $29,181,327
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies           252,172
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                             $  29,433,499
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                                $  43,367,930
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $66,954,746
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 1/31                                                2004                   2003

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS

Net investment income                                              $23,586,816            $11,987,777
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                               13,934,431             (7,467,282)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                         29,433,499                108,090
--------------------------------------------------------------  --------------           ------------
Increase in net assets from operations                             $66,954,746             $4,628,585
--------------------------------------------------------------  --------------           ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

-----------------------------------------------------------------------------------------------------
  Class A                                                         $(10,400,791)           $(4,957,251)
-----------------------------------------------------------------------------------------------------
  Class B                                                           (8,831,107)            (5,003,082)
-----------------------------------------------------------------------------------------------------
  Class C                                                           (4,977,549)            (2,355,367)
-----------------------------------------------------------------------------------------------------
  Class I                                                             (318,334)              (124,254)
--------------------------------------------------------------  --------------           ------------
Total distributions declared to shareholders                      $(24,527,781)          $(12,439,954)
--------------------------------------------------------------  --------------           ------------
Net increase in net assets from fund share transactions           $152,480,828            $95,320,450
--------------------------------------------------------------  --------------           ------------
Total increase in net assets                                      $194,907,793            $87,509,081
--------------------------------------------------------------  --------------           ------------

NET ASSETS

At beginning of period                                            $183,851,413            $96,342,332
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $1,246,256 and
$165,303, respectively)                                           $378,759,206           $183,851,413
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, is included in this report.

FOR YEARS ENDED 1/31

CLASS A                                              2004              2003              2002             2001            2000

Net asset value, beginning of period                $6.61             $7.08             $7.96            $8.79           $8.53
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.60             $0.62             $0.80            $0.92           $0.91
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.05             (0.43)            (0.85)           (0.67)           0.25
------------------------------------------------  -------      ------------      ------------      -----------     -----------
Total from investment operations                    $1.65             $0.19            $(0.05)           $0.25           $1.16
------------------------------------------------  -------      ------------      ------------      -----------     -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.61)           $(0.66)           $(0.82)          $(0.95)         $(0.90)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                    --                --                --            (0.07)             --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --             (0.01)           (0.02)             --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --                --                --            (0.04)             --
------------------------------------------------  -------      ------------      ------------      -----------     -----------
Total distributions declared to
shareholders                                       $(0.61)           $(0.66)           $(0.83)          $(1.08)         $(0.90)
------------------------------------------------  -------      ------------      ------------      -----------     -----------
Net asset value, end of period                      $7.65             $6.61             $7.08            $7.96           $8.79
------------------------------------------------  -------      ------------      ------------      -----------     -----------
Total return (%)(+)                                 26.04              2.95             (0.30)            3.28           14.17
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

FOR YEARS ENDED 1/31

CLASS A (CONTINUED)                                  2004              2003              2002             2001            2000

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA(S):

Expenses##                                           1.01              1.01              1.01             1.02            1.02
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          8.21              9.35             11.18            11.43           10.62
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     98               104               133              147             158
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $150,334           $70,892           $37,187          $19,982          $8,028
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. To the extent that actual expenses were over this limitation net investment income per share and the ratios would have been:

Net investment income                               $0.57             $0.60             $0.77            $0.88           $0.83
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                           1.34              1.37              1.46             1.53            2.00
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          7.88              8.99             10.73            10.92            9.64
------------------------------------------------------------------------------------------------------------------------------

(S)(S)  As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA
        Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
      # Per share data are based on average shares outstanding.
     ## Ratios do not reflect reductions from fees paid indirectly.
    (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 1/31

CLASS B                                              2004              2003              2002             2001            2000

Net asset value, beginning of period                $6.63             $7.09             $7.98            $8.81           $8.54
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.55             $0.58             $0.77            $0.89           $0.86
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.06             (0.43)            (0.87)           (0.69)           0.25
------------------------------------------------  -------      ------------      ------------      -----------     -----------
Total from investment operations                    $1.61             $0.15            $(0.10)           $0.20           $1.11
------------------------------------------------  -------      ------------      ------------      -----------     -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.57)           $(0.61)           $(0.78)          $(0.90)         $(0.84)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        --                --                --            (0.07)             --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --             (0.01)           (0.02)             --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --                --                --            (0.04)             --
------------------------------------------------  -------      ------------      ------------      -----------     -----------
Total distributions declared to
shareholders                                       $(0.57)           $(0.61)           $(0.79)          $(1.03)         $(0.84)
------------------------------------------------  -------      ------------      ------------      -----------     -----------
Net asset value - end of period                     $7.67             $6.63             $7.09            $7.98           $8.81
------------------------------------------------  -------      ------------      ------------      -----------     -----------
Total return (%)                                    25.19              2.43             (1.07)            2.63           13.54
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA(S):

Expenses##                                           1.66              1.66              1.66             1.67            1.67
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          7.61              8.75             10.59            10.83            9.94
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     98               104               133              147             158
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $140,348           $72,321           $41,481          $26,031         $12,367
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. To the extent that actual expenses were over this limitation net investment income per share and the ratios would have been:

Net investment income                               $0.53             $0.56             $0.73            $0.85           $0.78
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                           1.99              2.02              2.11             2.18            2.65
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          7.28              8.39             10.14            10.32            8.96
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       January 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 1/31

CLASS C                                              2004              2003              2002             2001            2000

Net asset value, beginning of period                $6.60             $7.07             $7.95            $8.78           $8.52
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.54             $0.57             $0.77            $0.89           $0.85
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.06             (0.43)            (0.86)           (0.69)           0.25
---------------------------------------------------------      ------------      ------------      -----------     -----------
Total from investment operations                    $1.60             $0.14            $(0.09)           $0.20           $1.10
---------------------------------------------------------      ------------      ------------      -----------     -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.57)           $(0.61)           $(0.78)          $(0.90)         $(0.84)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        --                --                --            (0.07)             --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --             (0.01)           (0.02)             --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --                --                --            (0.04)             --
------------------------------------------------  -------      ------------      ------------      -----------     -----------
Total distributions declared to
shareholders                                       $(0.57)           $(0.61)           $(0.79)          $(1.03)         $(0.84)
------------------------------------------------  -------      ------------      ------------      -----------     -----------
Net asset value, end of period                      $7.63             $6.60             $7.07            $7.95           $8.78
------------------------------------------------  -------      ------------      ------------      -----------     -----------
Total return (%)                                    25.10              2.29             (0.94)            2.64           13.45
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA(S):

Expenses##                                           1.66              1.66              1.66             1.67            1.67
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          7.56              8.67             10.62            10.90            9.93
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     98               104               133              147             158
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $84,643           $38,130           $17,518          $11,221          $3,251
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. To the extent that actual expenses were over this limitation net investment income per share and the ratios would have been:

Net investment income                               $0.52             $0.55             $0.74            $0.84           $0.77
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                           1.99              2.02              2.11             2.18            2.65
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          7.23              8.31             10.17            10.39            8.95
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       January 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 1/31

CLASS I                                              2004              2003              2002             2001            2000

Net asset value, beginning of period                $6.64             $7.10             $8.04            $8.85           $8.56
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.63             $0.64             $0.59            $1.07           $0.97
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.05             (0.42)            (0.67)           (0.77)           0.25
---------------------------------------------------------      ------------      ------------      -----------     -----------
Total from investment operations                    $1.68             $0.22            $(0.08)           $0.30           $1.22
---------------------------------------------------------      ------------      ------------      -----------     -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.64)           $(0.68)           $(0.85)          $(0.98)         $(0.93)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        --                --                --            (0.07)             --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --             (0.01)           (0.02)             --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --                --                --            (0.04)             --
------------------------------------------------  -------      ------------      ------------      -----------     -----------
Total distributions declared to
shareholders                                       $(0.64)           $(0.68)           $(0.86)          $(1.11)         $(0.93)
------------------------------------------------  -------      ------------      ------------      -----------     -----------
Net asset value, end of period                      $7.68             $6.64             $7.10            $8.04           $8.85
------------------------------------------------  -------      ------------      ------------      -----------     -----------
Total return (%)                                    26.41              3.45             (0.74)            3.88           14.87
------------------------------------------------  ----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA(S):

Expenses##                                           0.66              0.66              0.66             0.67            0.67
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          8.66              9.76             10.25            11.75           10.43
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     98               104               133              147             158
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)          $3,434            $2,508              $155               $0+            $70
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fee. To the extent that actual expenses were over this limitation net investment income per share and the ratios would have been:

Net investment income                               $0.61             $0.62             $0.56            $1.02           $0.78
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                           0.99              1.02              1.11             1.18            1.65
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          8.33              9.40              9.80            11.24            9.45
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       January 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
     + Class I net assets were less than $500.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS High Yield Opportunities Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Bonds and other fixed income securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. The fund may also fair value foreign equity securities in cases where closing market prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - The fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or changed within 30 days following the acquisition (either by purchase or exchange) of certain fund shares made on or after May 3, 2004. These fees will be accounted for as an addition to paid-in-capital. See prospectus for details.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended January 31,
2004 and January 31, 2003 was as follows:
                                                    1/31/04            1/31/03
Distributions declared from:
------------------------------------------------------------------------------
  Ordinary income                               $24,527,781        $12,439,954
--------------------------------------------------------------------------------

During the year ended January 31, 2004, distributions in excess of net investment income increased by $139,988, accumulated net realized gain on investments and foreign currency transactions increased by $74,385, and paid-in capital increased by $65,603 due to differences between book and tax accounting for currency transactions and defaulted bonds. This change had no effect on the net assets or net asset value per share.

At January 31, 2004, distributions in excess of net investment income and accumulated net realized loss on investments and foreign currency transactions under book accounting were different from tax accounting due to temporary differences in accounting for currency transactions, defaulted bonds, capital losses and amortization and accretion on debt securities.

As of January 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                      $2,048,998
------------------------------------------------------------------------------
Undistributed long-term capital gain                                1,183,148
------------------------------------------------------------------------------
Unrealized appreciation                                            21,674,258
------------------------------------------------------------------------------
Other temporary differences                                        (2,913,363)
------------------------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management and distribution fees. This is reflected as a reduction of expenses in the Statement of Operations. As part of the settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the fund's management fee to 0.50% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the approriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees' compensation is a net increase of $1,336 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $
(3) for inactive Trustees for the year ended January 31, 2004.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

First $2 billion                                                       0.0175%
------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0130%
------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0005%
------------------------------------------------------------------------------
In excess of $7 billion                                                0.0000%
------------------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $155,000 for the year ended January 31, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                      CLASS A         CLASS B         CLASS C

Distribution Fee                        0.10%           0.75%           0.75%
-------------------------------------------------------------------------------
Service Fee                             0.25%           0.25%           0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                 0.35%           1.00%           1.00%
-------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended January 31, 2004, amounted to:

                                      CLASS A         CLASS B         CLASS C

Service Fee Retained by MFD           $14,741             $64            $490
-------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended January 31, 2004, were as follows:
                                      CLASS A         CLASS B         CLASS C

Effective Annual Percentage Rates       0.35%           1.00%           1.00%
-------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended January 31, 2004, were as follows:
                                              CLASS A     CLASS B     CLASS C

Contingent Deferred Sales Charges Imposed    $202,852    $234,646     $30,329
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%, which amounted to $326,158 for the year ended January 31, 2004. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $65,553 for the year ended January 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $427,548,110 and $275,700,790, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $367,995,881
------------------------------------------------------------------------------
Gross unrealized appreciation                                     $27,916,037
------------------------------------------------------------------------------
Gross unrealized depreciation                                      (5,376,335)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $22,539,702
------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Year ended 1/31/04                  Year ended 1/31/03
                                           SHARES            AMOUNT            SHARES            AMOUNT

CLASS A SHARES

Shares sold                                27,456,728       $195,473,132       12,804,218       $85,257,484
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 664,118          4,744,679          321,529         2,142,890
--------------------------------------------------------------------------------------------------------------
Shares reacquired                         (19,186,218)      (138,572,646)      (7,655,593)      (51,063,701)
--------------------------------------------------------------------------------------------------------------
Net increase                                8,934,628        $61,645,165        5,470,154       $36,336,673
--------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                10,876,216        $77,359,062        7,495,587       $50,446,725
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 637,819          4,573,131          299,938         2,002,860
--------------------------------------------------------------------------------------------------------------
Shares reacquired                          (4,123,693)       (29,593,159)      (2,731,393)      (18,090,799)
--------------------------------------------------------------------------------------------------------------
Net increase                                7,390,342        $52,339,034        5,064,132       $34,358,786
--------------------------------------------------------------------------------------------------------------

                                              Year ended 1/31/04                  Year ended 1/31/03
                                           SHARES            AMOUNT            SHARES            AMOUNT

CLASS C SHARES

Shares sold                                 8,268,232        $59,030,965        4,406,532       $29,548,089
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 334,711          2,387,318          153,503         1,021,408
--------------------------------------------------------------------------------------------------------------
Shares reacquired                          (3,290,683)       (23,353,436)      (1,259,419)       (8,342,307)
--------------------------------------------------------------------------------------------------------------
Net increase                                5,312,260        $38,064,847        3,300,616       $22,227,190
--------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                   215,466         $1,485,020          428,479        $2,866,500
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   5,254             38,029              209             1,368
--------------------------------------------------------------------------------------------------------------
Shares reacquired                            (151,468)        (1,091,267)         (72,581)         (470,067)
--------------------------------------------------------------------------------------------------------------
Net increase                                   69,252           $431,782          356,107        $2,397,801
--------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $2,361 which is based on the average daily unused portion of the line of credit is included in interest expense. The fund had no significant borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

SALES
                                    CONTRACTS TO                                                 NET UNREALIZED
                                      DELIVER/               IN EXCHANGE        CONTRACTS         APPRECIATION
  SETTLEMENT DATE                      RECEIVE                   FOR             AT VALUE        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
           3/17/04          EUR                 400,000            $505,280          $497,533          $7,747
           3/17/04          EUR               1,651,486           2,087,479         2,054,172          33,307
           3/18/04          EUR                 720,955             909,484           896,720          12,764
                                                                 ----------        ----------         -------
                                                                 $3,502,243        $3,448,425         $53,818
                                                                 ==========        ==========         =======
----------------------------------------------------------------------------------------------------------------

        PURCHASES

----------------------------------------------------------------------------------------------------------------
           3/17/04          EUR                 637,670            $806,015          $793,155        $(12,860)
----------------------------------------------------------------------------------------------------------------

At January 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At January 31, 2004, the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 0.6% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                                                  SHARE/
                                                                      DATE OF  PRINCIPAL
DESCRIPTION                                                       ACQUISITION     AMOUNT       COST      VALUE

Hurricane Finance B.V., 9.625s, 2010                                  5/22/03  1,160,000 $1,251,140 $1,298,499
--------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125s, 2007                         5/30/03    285,000    314,925    321,338
--------------------------------------------------------------------------------------------------------------
Kaztransoil Co., 8.5s, 2006                                           5/13/03    200,000    213,000    214,750
--------------------------------------------------------------------------------------------------------------
Ukraine Cabinet of Ministers, 7.65s, 2013                             6/30/03    357,000    367,710    364,140
--------------------------------------------------------------------------------------------------------------
                                                                                                    $2,198,727
--------------------------------------------------------------------------------------------------------------

(9) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the investment adviser to the fund, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately
$25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley), settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its allocation of brokerage commissions and revenue-sharing arrangements with various distributors of its products, including Morgan Stanley, and relating to the effectiveness of the disclosure of such practices to the boards of trustees of the various MFS funds and in the funds' Statements of Additional Information. MFS is pursuing a possible settlement of these allegations. MFS believes that any settlement could include MFS being sanctioned and MFS' payment of compensation or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust III and the Shareholders of MFS High Yield Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of MFS High Yield Opportunities Fund (a series of MFS Series Trust III), including the portfolio of investments, as of January 31, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS High Yield Opportunities Fund as of January 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 16, 2004

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust III, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years" duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JOHN W. BALLEN(2)(5) (born 09/12/59)                     DAVID H. GUNNING(4) (born 05/30/42)
Trustee and President                                    Trustee
Massachusetts Financial Services Company, Chief          Cleveland-Cliffs Inc. (mining products and service
Executive Officer and Director                           provider), Vice Chairman/Director (since April
                                                         2001); Encinitos Ventures (private investment
ROBERT J. MANNING(2)(7) (born 10/20/63)                  company), Principal (1997 to April 2001); Lincoln
Trustee                                                  Electric Holdings, Inc. (welding equipment
Massachusetts Financial Services Company, Chief          manufacturer), Director; Southwest Gas Corporation
Executive Officer, President, Chief Investment           (natural gas distribution company), Director
Officer and Director
                                                         WILLIAM R. GUTOW (born 09/27/41)
KEVIN R. PARKE(2)(5) (born 12/14/59)                     Trustee
Trustee                                                  Private investor and real estate consultant;
Massachusetts Financial Services Company,                Capitol Entertainment Management Company (video
President, Chief Investment Officer and Director         franchise), Vice Chairman

ROBERT C. POZEN(2)(7) (born 08/08/46)                    AMY B. LANE(4) (born 02/08/53)
Trustee                                                  Trustee
Massachusetts Financial Services Company, Chairman       Retired; Merrill Lynch & Co., Inc., Managing
(since February 2004); Harvard Law School                Director, Investment Banking Group (1997 to
(education), John Olin Visiting Professor (since         February 2001); Borders Group, Inc. (book and
July 2002); Secretary of Economic Affairs, The           music retailer), Director; Federal Realty
Commonwealth of Massachusetts (January 2002 to           Investment Trust (real estate investment trust),
December 2002); Fidelity Investments, Vice               Trustee
Chairman (June 2000 to December 2001); Fidelity
Management & Research Company (investment                ABBY M. O'NEILL(3) (born 04/27/28)
adviser), President (March 1997 to July 2001); The       Trustee
Bank of New York (financial services), Director;         Private investor; Rockefeller Financial Services,
Bell Canada Enterprises (telecommunications),            Inc. (investment advisers), Chairman and Chief
Director; Telesat (satellite communications),            Executive Officer
Director.
                                                         LAWRENCE T. PERERA (born 06/23/35)
JEFFREY L. SHAMES(2)(6) (born 06/02/55)                  Trustee
Trustee                                                  Hemenway & Barnes (attorneys), Partner
Massachusetts Financial Services Company, Chairman
                                                         WILLIAM J. POORVU (born 04/10/35)
INDEPENDENT TRUSTEES                                     Trustee
                                                         Private investor; Harvard University Graduate
J. ATWOOD IVES (born 05/01/36)                           School of Business Administration, Class of 1961
Co-Chair                                                 Adjunct Professor in Entrepreneurship Emeritus;
Private investor; KeySpan Corporation (energy            CBL & Associates Properties, Inc. (real estate
related services), Director; Eastern Enterprises         investment trust), Director
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)        J. DALE SHERRATT (born 09/23/38)
                                                         Trustee
WARD SMITH (born 09/13/30)                               Insight Resources, Inc. (acquisition planning
Co-Chair                                                 specialists), President; Wellfleet Investments
Private investor                                         (investor in health care companies), Managing
                                                         General Partner (since 1993); Cambridge
LAWRENCE H. COHN, M.D. (born 03/11/37)                   Nutraceuticals (professional nutritional
Trustee                                                  products), Chief Executive Officer (until May
Brigham and Women's Hospital, Chief of Cardiac           2001)
Surgery; Harvard Medical School, Professor of
Surgery                                                  ELAINE R. SMITH (born 04/25/46)
                                                         Trustee
                                                         Independent health care industry consultant

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Resigned on February 13, 2004.
(7) Appointed Trustee on February 24, 2004.

Trustees and Officers - continued

OFFICERS
JOHN W. BALLEN(2) (born 09/12/59)                        RICHARD M. HISEY (born 08/29/58)
Trustee and President                                    Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Senior
Executive Officer and Director                           Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JAMES R. BORDEWICK, JR. (born 03/06/59)                  July 2002); Lexington Global Asset Managers, Inc.,
Assistant Secretary and Assistant Clerk                  Executive Vice President and Chief Financial
Massachusetts Financial Services Company, Senior         Officer (prior to September 2000); Lexington
Vice President and Associate General Counsel             Funds, Treasurer (prior to September 2000)

STEPHEN E. CAVAN(4) (born 11/06/53)                      ROBERT J. MANNING(3) (born 10/20/63)
Secretary and Clerk                                      President
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Chief
Vice President, General Counsel and Secretary            Executive Officer, President, Chief Investment
                                                         Officer and Director
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company, Vice
Harriman & Co., Senior Vice President (November          President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President             JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                 Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
ROBERT R. FLAHERTY (born 09/18/63)                       Vice President
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Mr. Shames has served as a Trustee of the Trust continually since originally appointed until February 13,
2004. Messrs. Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Mr. Gutow has served as a Trustee of the Trust since
August 1, 2001. Messrs. Cohn, Sherratt and Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee from January
1, 2002, until February 6, 2004, and Mr. Parke served as a Trustee of the Trust from January 1, 2002, until
February 6, 2004. Ms. O'Neill retired on December 31, 2003. Mr. Gunning and Ms. Lane have served as Trustees of the Trust since January 27, 2004. Messrs. Manning and Pozen have served as Trustees of the Trust since
February 24, 2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------

INVESTMENT ADVISER                        CUSTODIAN
Massachusetts Financial Services Company  State Street Bank and Trust Company
500 Boylston Street, Boston, MA           225 Franklin Street, Boston, MA
02116-3741                                02110

DISTRIBUTOR                               AUDITORS
MFS Fund Distributors, Inc.               Deloitte & Touche LLP
500 Boylston Street, Boston, MA           200 Berkeley Street, Boston, MA
02116-3741                                02116

PORTFOLIO MANAGER
John F. Addeo(1)

(1) MFS Investment Management
(2) Resigned on February 6, 2004.
(3) Appointed President on February 6, 2004.
(4) Resigned March 15, 2004.

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus for any MFS product can be obtained from your investment professional. The prospectus contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees and charges involved, as well as other information about the fund. You should consider this information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

For the year ended January 31, 2004, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 1.16%.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              HYO-ANN-3/04 51M

MFS(R) Mutual Funds

ANNUAL REPORT 1/31/04

MFS(R) HIGH INCOME
FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
NOT FDIC INSURED               MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MFS(R) HIGH INCOME FUND

The fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities, some of which may involve equity features.

-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit mfs.com.
-------------------------------------------------------------------------------

TABLE OF CONTENTS OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           3
----------------------------------------------------
MANAGEMENT REVIEW                                  4
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              29
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     44
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      57
----------------------------------------------------
TRUSTEES AND OFFICERS                             58
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       60
----------------------------------------------------
FEDERAL TAX INFORMATION                           61
----------------------------------------------------
CONTACT INFORMATION                               62
----------------------------------------------------
ASSET ALLOCATION                                  63

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As the firm's new Chief Executive Officer, I want to assure you that the responsibility of managing other people's money is one that we have taken very seriously for 80 years. I want to thank you for your continued trust in MFS(R) and tell you about the series of actions we are undertaking since our recent settlement with regulators to set a new standard in the industry for corporate governance, compliance, and serving shareholder interests.

As you may know, in early February MFS reached agreement with federal and state regulators to settle their administrative proceedings against MFS in connection with market timing and related issues. We regret the concerns raised by the proceedings for our clients and are pleased to have reached a settlement that will fully reimburse fund shareholders for any harm that occurred.

As part of our ongoing efforts to earn and maintain your trust, we have put our policies and practices under an intensive internal review. We have enhanced our management team and strengthened controls around market timing and excessive trading. At the same time, we have taken a series of actions to strengthen the management and governance structure of the funds and tighten our business practices. We will be communicating more about these actions in the coming weeks, but I'd like to highlight the recent management changes.

In early February, Robert Pozen joined MFS as non-executive Chairman.
Bob, a seasoned veteran of the mutual fund industry, has held prior positions as president of Fidelity Management & Research Company, Associate General Counsel of the Securities and Exchange Commission, and a visiting professor at Harvard Law School. He authored the industry's bible, The Mutual
Fund Business.

In an effort to develop and implement policies that set new standards in fund governance, regulatory compliance, and shareholder protection, MFS has hired two new senior executives. Jeffrey Carp is joining us as General Counsel with responsibility for all of our legal affairs. Previously he was a senior partner with the law firm of Hale and Dorr LLP, and he brings more than 22 years of experience in mutual fund, securities, and corporate law. Also joining MFS in the new position of Chief Regulatory Officer is Maria Dwyer, who is returning to the firm after eight years as a senior executive at Fidelity. At MFS, Maria will be in charge of compliance, internal audit, and fund treasury. Both Jeffrey and Maria join our Management Committee, the firm's highest executive body.

As Chief Investment Officer, my focus is on ensuring that our portfolio teams continue to work together and tap into all the resources available to them to help deliver the best possible investment performance.

By strengthening our business and governance practices we believe we have an unprecedented opportunity to set a new standard in the mutual fund industry. As the inventor of the open-end mutual fund in America in 1924, MFS has a tradition and culture of innovation. We believe that it is time for the industry to move beyond what is required by law in order to demonstrate that our first commitment is to our shareholders.

As I look ahead, I do so with confidence. The collaboration among teams of MFS employees, many of whom have worked at the firm for their entire careers, will continue as they remain singularly focused on dedication to our clients. It has been our sincere privilege to serve you, and we thank you for the confidence that you have shown in MFS.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer
    MFS Investment Management(R)

    February 27, 2004

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as non-executive Chairman. Also, on February 6, 2004, Robert J. Manning was appointed Chief Executive Officer, President, and Chief Investment Officer.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

An accommodative monetary policy, an improving economy, and low yields on U.S. government bonds created a very favorable environment for high-yield corporate bonds over the 12-month period ended January 31, 2004. As the U.S. economy gained strength, corporate earnings announcements became more positive, and capital spending began to rise. The future became brighter for high-yield issuers and cash-strapped companies found it easier to obtain the capital they needed to fuel their businesses.

In our view, the strengthening economic and corporate environment also helped investors regain lost confidence in high-risk securities and caused them to shift assets into higher-yielding bonds. As a result, the high-yield market generated far stronger returns than the higher-quality or government bond markets. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.)

The strongest performance over the period came from lower-quality high-yield issues rated "CCC" and lower as well as from the utility, technology and telecommunications industries.

------------------------------------------------
TOP 5 SECTOR ALLOCATIONS AS OF 1/31/04

MEDIA - NON-CABLE                           8.3%
------------------------------------------------
MEDIA - CABLE                               7.0%
------------------------------------------------
CHEMICALS                                   6.7%
------------------------------------------------
TELECOMMUNICATION - WIRELESS                5.7%
------------------------------------------------
ELECTRIC                                    4.8%
------------------------------------------------

The portfolio is actively managed, and current holdings may be different.

FUND POSITIONING

The fund began the annual reporting period on February 1, 2003, with an average quality rating of "B+" and had allocated 26% of the portfolio to "BB" bonds, 49% to "B" bonds, and 7.6% to "CCC" bonds. By the end of the period on January 31, 2004, the average quality of the fund's rated bonds was "B." Roughly 18% was invested in BB-rated bonds, 55% in B-rated bonds, and 15.5% in CCC- rated issues. We made the shift as we became more comfortable with the prospects for the lower-rated companies within the high-yield market.

DETRACTORS TO PERFORMANCE

Less relative exposure to the lower-quality end of the high-yield market, underweighting in the technology, and utilities sectors, plus the relatively high quality of the fund's telecommunications holdings hurt fund performance. Lower-quality high-yield bonds rebounded sharply in 2003 from significantly depressed prices in 2002. Although we increased our exposure to lower quality credit over the period, we remained underexposed to the riskiest segment of this quality tier. As a result, relative returns for the fund were held back despite good absolute returns.

The portfolio did not participate fully in the strong rally in high-yield technology bonds and relative returns lagged the benchmark. Historically, the fund has been underweighted in the technology group because we have not found good long-term value in over-leveraged technology investments.

The fund entered 2003 with less exposure to utilities than our benchmark as a result of a variety of events that took place in 2002. In the name of rapid growth, many utilities in the period leading up to 2002 strayed from their core competencies, made acquisitions that were ill advised, and created unneeded capacity, in our view. In addition, corporate governance issues and accounting problems caused rating agencies to downgrade many issues to high- yield status, thus dramatically increasing the size of the sector. All of those factors had created a great deal of downward pressure on utility bond prices in 2002. However, as the economy turned upward in 2003, demand picked up, balance sheets for the group improved, and investors, in our opinion, returned to the sector in force - utility bond prices soared. Even though we increased the portfolio's allocation to utility issues throughout the year, the group was still underrepresented relative to the fund's benchmark and detracted from relative performance.

In general, the higher-quality nature of the fund's telecommunications holdings cut into relative returns because lower-quality issues posted the highest returns for the group.

Individual detractors from overall fund performance included Westpoint Stevens, Fleming, and Fibermark.

Finally, the fund generally holds a relatively small cash position to facilitate transactions and to provide liquidity. When high-yield bond prices soared throughout the period, the cash position held back relative returns because the fund's benchmark has no cash position.

CONTRIBUTORS TO PERFORMANCE

We maintained the fund's general exposure to the media and cable sectors throughout the 12-month reporting period. Despite declining securities prices in 2002, we maintained, and, in some cases, added to our media and cable companies because we felt that the underlying asset values of many of those businesses more than covered the bond's depressed prices. Our patience was rewarded in 2003 when the groups' prices rebounded dramatically from the previous year's lows. Examples include Adelphia and Charter Communications.

As the economy improved in 2003, our analysts also found attractive opportunities among commodity chemical companies such as Huntsman International and Messer Griesheim. Huntsman, in our view, was undervalued because of the taint of its parent company's bankruptcy. We liked the company's mix of both economically sensitive and less cyclical products. The company's bond prices rose over the period as the economy recovered. Messer Griesheim produces and distributes chemical and industrial gases such as helium and argon. In January of 2004, Air Liquide made an offer to buy Messer, and the prices of Messer's bonds appreciated significantly.

Other contributors included Samsonite, Cole National, and Rural Cellular. Samsonite had improved its operations, cut costs, and strengthened its distribution in 2002. When people around the world resumed traveling in 2003, the company's sales picked up, cash flows improved, and the prices of its bonds rose. Long-time holding Cole makes eyewear and vision products and is the parent company of Pearle Vision. Its products are also distributed through outlets in Sears, Target, and BJ's Warehouse stores. In January 2004, Luxottica, another eyewear company, announced an offer to acquire Cole; Cole's bond prices rose on the news of the potential buyout. Rural Cellular's bonds rebounded significantly in 2003 from lows established in 2002 - stable operations, refinancing, and a strengthening in the wireless sector all contributed to the rebound.

    Respectfully,

/s/ John Addeo

    John Addeo
    Portfolio Manager

-------------------------------------------------------------------------------
Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment- related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.
-------------------------------------------------------------------------------


The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 1/31/04
-------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended 1/31/04)

                         MFS High Income       Lehman Brothers
                         Fund - Class A        High Yield Index
              1/94          $ 9,525                $10,000
              1/96           10,793                 11,747
              1/98           13,797                 14,756
              1/00           14,549                 15,054
              1/02           13,659                 15,089
              1/04           17,171                 19,417

TOTAL RETURNS

---------------------
Average annual
without sales charge
---------------------

                        Class
   Share class      inception date     1-yr      3-yr       5-yr       10-yr

------------------------------------------------------------------------------
        A              2/17/1978       22.83%      5.91%      4.25%      6.07%
------------------------------------------------------------------------------
        B              9/27/1993       21.65%      5.16%      3.52%      5.29%
------------------------------------------------------------------------------
        C               1/3/1994       21.61%      5.16%      3.52%      5.32%
------------------------------------------------------------------------------
        I               1/2/1997       22.88%      6.22%      4.52%      6.27%
------------------------------------------------------------------------------
       R1*            12/31/2002       22.29%      5.75%      4.16%      6.02%
------------------------------------------------------------------------------
       R2             10/31/2003       22.39%      5.78%      4.18%      6.03%
------------------------------------------------------------------------------
      529A             7/31/2002       22.16%      5.67%      4.11%      6.00%
------------------------------------------------------------------------------
      529B             7/31/2002       21.39%      5.33%      3.91%      5.90%
------------------------------------------------------------------------------
      529C             7/31/2002       21.35%      5.31%      3.90%      5.89%
------------------------------------------------------------------------------

---------------------
Average annual
---------------------

   Comparative benchmarks
------------------------------------------------------------------------------
Average high current
yield bond fund+                       23.70%      6.06%      3.52%      4.90%
------------------------------------------------------------------------------
Lehman Brothers High
Yield Index#                           27.20%      8.27%      5.32%      6.86%
------------------------------------------------------------------------------

---------------------
Average annual
with sales charge
---------------------

   Share class
------------------------------------------------------------------------------
        A                              17.00%      4.20%      3.24%      5.55%
------------------------------------------------------------------------------
        B                              17.65%      4.34%      3.25%      5.29%
------------------------------------------------------------------------------
        C                              20.61%      5.16%      3.52%      5.32%
------------------------------------------------------------------------------
      529A                             16.36%      3.97%      3.10%      5.48%
------------------------------------------------------------------------------
      529B                             17.39%      4.51%      3.65%      5.90%
------------------------------------------------------------------------------
      529C                             20.35%      5.31%      3.90%      5.89%
------------------------------------------------------------------------------

I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

---------------------
Cumulative without
sales charge
---------------------

   Share class                         1-yr      3-yr       5-yr       10-yr
------------------------------------------------------------------------------
        A                              22.83%     18.79%     23.16%     80.27%
------------------------------------------------------------------------------
        B                              21.65%     16.29%     18.89%     67.42%
------------------------------------------------------------------------------
        C                              21.61%     16.30%     18.88%     67.96%
------------------------------------------------------------------------------
        I                              22.88%     19.86%     24.75%     83.77%
------------------------------------------------------------------------------
       R1*                             22.29%     18.25%     22.59%     79.45%
------------------------------------------------------------------------------
       R2                              22.39%     18.37%     22.71%     79.62%
------------------------------------------------------------------------------
      529A                             22.16%     17.98%     22.31%     79.03%
------------------------------------------------------------------------------
      529B                             21.39%     16.85%     21.14%     77.32%
------------------------------------------------------------------------------
      529C                             21.35%     16.79%     21.08%     77.23%
------------------------------------------------------------------------------

* Effective November 3, 2003, Class R shares have been renamed R1 shares.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS HIGH YIELD INDEX - measures the performance of the high-yield bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualifed tuition programs, such as the MFS 529 Savings Plan.

Effective May 3, 2004, the fund will charge a 2% redemption fee on proceeds from shares redeemed (either by redeeming or exchanging) within 30 days of acquiring (either by purchasing or exchanging) fund shares. See the prospectus for complete details.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 1/31/04
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 93.9%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Bonds - 85.3%
-----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 4.5%
-----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75s, 2012                            $10,940             $11,487,000
-----------------------------------------------------------------------------------------------------
Emmis Communications Corp., 0s to 2006, 12.5s to 2011                   7,559               7,143,255
-----------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75s, 2010##                               8,685               8,619,862
-----------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25s, 2013                                            750                 813,750
-----------------------------------------------------------------------------------------------------
Muzak LLC/ Muzak Finance Corp., 10s, 2009                               5,385               5,788,875
-----------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.75s, 2008                               3,070               3,315,600
-----------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0s to 2006, 12.25s to 2009                11,480              10,102,400
-----------------------------------------------------------------------------------------------------
Pegasus Communications Corp., 12.5s, 2007                               5,325               5,458,125
-----------------------------------------------------------------------------------------------------
Primedia, Inc., 8.875s, 2011                                            3,255               3,385,200
-----------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875s, 2011                                           2,920               3,226,600
-----------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 9.625s, 2009                        8,500               9,158,750
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 0s to 2005, 14s to 2009                       4,415               4,017,814
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12s, 2010                                     4,340               4,991,000
-----------------------------------------------------------------------------------------------------
                                                                                          $77,508,231
-----------------------------------------------------------------------------------------------------
Aerospace - 2.1%
-----------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc., 8.5s, 2011                                  $3,670              $4,000,300
-----------------------------------------------------------------------------------------------------
Argo Tech Corp., 8.625s, 2007                                           1,945               1,954,725
-----------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.5s, 2010##                                          870                 937,425
-----------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875s, 2011                                        5,860               5,654,900
-----------------------------------------------------------------------------------------------------
Hexcel Corp., 9.875s, 2008                                                945               1,060,763
-----------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75s, 2009                                              11,520              11,952,000
-----------------------------------------------------------------------------------------------------
K & F Industries, Inc., 9.25s, 2007                                     4,087               4,189,175
-----------------------------------------------------------------------------------------------------
K & F Industries, Inc., 9.625s, 2010##                                  1,192               1,335,040
-----------------------------------------------------------------------------------------------------
Transdigm, Inc., 8.375s, 2011                                           4,010               4,330,800
-----------------------------------------------------------------------------------------------------
                                                                                          $35,415,128
-----------------------------------------------------------------------------------------------------
Airlines - 1.1%
-----------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568s, 2006                               $4,000              $3,546,409
-----------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748s, 2017                                2,879               2,531,490
-----------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9s, 2017                                  1,509               1,322,049
-----------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795s, 2020                               $9,908               8,840,984
-----------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566s, 2020                                2,043               1,847,513
-----------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.92s, 2012                                      1,450               1,343,297
-----------------------------------------------------------------------------------------------------
                                                                                          $19,431,742
-----------------------------------------------------------------------------------------------------
Airlines Pass-Through
-----------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875s, 2019**                           $5,185                $103,709
-----------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.1%
-----------------------------------------------------------------------------------------------------
Westpoint Stevens, Inc., 7.875s, 2008**                               $16,805              $1,176,350
-----------------------------------------------------------------------------------------------------

Automotive - 3.5%
-----------------------------------------------------------------------------------------------------
Arvinmeritor, Inc., 8.75s, 2012                                        $6,945              $7,813,125
-----------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75s, 2011                             7,780               7,624,400
-----------------------------------------------------------------------------------------------------
Dana Corp., 10.125s, 2010                                               1,870               2,131,800
-----------------------------------------------------------------------------------------------------
Dana Corp., 9s, 2011                                                    3,745               4,419,100
-----------------------------------------------------------------------------------------------------
Dura Operating Corp., 8.625s, 2012                                      2,000               2,130,000
-----------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75s, 2013                                         4,330               4,763,000
-----------------------------------------------------------------------------------------------------
Metaldyne Corp., 11s, 2012                                              6,150               5,750,250
-----------------------------------------------------------------------------------------------------
Metaldyne Corp., 10s, 2013##                                            2,375               2,410,625
-----------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 11.625s, 2009                                 4,380               4,708,500
-----------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25s, 2013                                  5,385               6,246,600
-----------------------------------------------------------------------------------------------------
TRW Automotive Acquisition, 9.375s, 2013                                3,520               3,986,400
-----------------------------------------------------------------------------------------------------
TRW Automotive Acquisition, 11s, 2013                                   5,655               6,531,525
-----------------------------------------------------------------------------------------------------
TRW Automotive Acquisition, 11.75s, 2013                            EUR 1,350               1,969,067
-----------------------------------------------------------------------------------------------------
Venture Holdings Trust, 9.5s, 2005**                                    4,400                 132,000
-----------------------------------------------------------------------------------------------------
Venture Holdings Trust, 12s, 2009**                                     2,455                     246
-----------------------------------------------------------------------------------------------------
                                                                                          $60,616,638
-----------------------------------------------------------------------------------------------------
Basic Industry - 1.2%
-----------------------------------------------------------------------------------------------------
Foamex LP/Capital Corp., 10.75s, 2009                                 $10,300              $9,476,000
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25s, 2014##                                2,840               2,875,500
-----------------------------------------------------------------------------------------------------
Trimas Corp., 9.875s, 2012                                              7,335               7,848,450
-----------------------------------------------------------------------------------------------------
                                                                                          $20,199,950
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.9%
-----------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 8.375s, 2008**                          $7,970              $7,930,150
-----------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 9.375s, 2009**                             525                 532,875
-----------------------------------------------------------------------------------------------------
Adelphia Communications Corp., "B", 9.25s, 2002**                       1,245               1,226,325
-----------------------------------------------------------------------------------------------------
Avalon Cable Holdings LLC, 11.875s, 2008                                5,042               5,331,577
-----------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75s, 2013##                                         2,560               2,649,600
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings, 8.25s, 2007                              455                 426,563
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings, 8.625s, 2009                          13,435              11,789,212
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings, 0s to 2004,
9.92s to 2011                                                           9,800               8,575,000
-----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., "B", 8.125s, 2009                                  10,690              11,705,550
-----------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375s, 2013                                      2,870               3,250,275
-----------------------------------------------------------------------------------------------------
FrontierVision Holding LP, 11s, 2006**                                  6,575               7,725,625
-----------------------------------------------------------------------------------------------------
FrontierVision Holding LP, 11.875s, 2007**                                250                 291,250
-----------------------------------------------------------------------------------------------------
Insight Midwest, 9.75s, 2009                                            8,785               9,136,400
-----------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11s, 2013                                       7,025               7,727,500
-----------------------------------------------------------------------------------------------------
Mediacom LLC/Capital Corp., 9.5s, 2013                                  5,495               5,673,587
-----------------------------------------------------------------------------------------------------
                                                                                          $83,971,489
-----------------------------------------------------------------------------------------------------
Building - 3.2%
-----------------------------------------------------------------------------------------------------
Atrium Companies, Inc., 10.5s, 2009                                    $6,700              $7,135,500
-----------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8.625s, 2006                       8,720               8,850,800
-----------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8s, 2007                           2,625               2,625,000
-----------------------------------------------------------------------------------------------------
Dayton Superior Corp., 10.75s, 2008##                                   7,185               7,544,250
-----------------------------------------------------------------------------------------------------
Formica Corp., 10.875s, 2009**                                          5,535                 968,625
-----------------------------------------------------------------------------------------------------
Interface, Inc., 10.375s, 2010                                          5,382               6,000,930
-----------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625s, 2010##                                    3,725               4,078,875
-----------------------------------------------------------------------------------------------------
MMI Products, Inc., 11.25s, 2007                                        1,695               1,423,800
-----------------------------------------------------------------------------------------------------
Nortek, Inc., 9.25s, 2007                                               1,675               1,710,594
-----------------------------------------------------------------------------------------------------
Nortek, Inc., 8.875s, 2008                                              3,685               3,855,431
-----------------------------------------------------------------------------------------------------
Nortek, Inc., 9.875s, 2011                                                695                 774,925
-----------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875s, 2007                                   8,550               8,592,750
-----------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10s, 2008                                      1,120               1,237,600
-----------------------------------------------------------------------------------------------------
                                                                                          $54,799,080
-----------------------------------------------------------------------------------------------------
Business Services - 2.0%
-----------------------------------------------------------------------------------------------------
General Binding Corp., 9.375s, 2008                                   $11,950             $12,054,562
-----------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625s, 2013                                         815                 874,088
-----------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75s, 2015                                        3,090               3,229,050
-----------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45s, 2029                                  9,815               8,244,600
-----------------------------------------------------------------------------------------------------
Xerox Corp., 7.625s, 2013                                               8,825               9,442,750
-----------------------------------------------------------------------------------------------------
                                                                                          $33,845,050
-----------------------------------------------------------------------------------------------------
Chemicals - 5.3%
-----------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10s, 2011                                $2,885              $3,317,750
-----------------------------------------------------------------------------------------------------
CP Kelco, 5.163s, 2008                                                    719                 718,588
-----------------------------------------------------------------------------------------------------
CP Kelco, 5.413s, 2008                                                    236                 235,554
-----------------------------------------------------------------------------------------------------
Equistar Chemicals L.P., 10.625s, 2011                                  8,905               9,804,300
-----------------------------------------------------------------------------------------------------
Huntsman ICI Holdings, 0s, 2009                                           975                 458,250
-----------------------------------------------------------------------------------------------------
Huntsman ICI Holdings, 10.125s, 2009                                   15,710              16,024,200
-----------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875s, 2009                                1,120               1,220,800
-----------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875s, 2013##                                       7,775               9,641,000
-----------------------------------------------------------------------------------------------------
JohnsonDiversey, Inc., 9.625s, 2012                                EUR 12,280              14,106,910
-----------------------------------------------------------------------------------------------------
JohnsonDiversey, Inc., 0s to 2007, 10.67s to 2013##                    $6,540               5,362,800
-----------------------------------------------------------------------------------------------------
Koppers, Inc., 9.875s, 2013##                                           1,935               2,147,850
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.875s, 2007                                     1,555               1,597,762
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5s, 2008                                       3,590               3,697,700
-----------------------------------------------------------------------------------------------------
Macdermid, Inc., 9.125s, 2011                                           2,810               3,175,300
-----------------------------------------------------------------------------------------------------
Nalco Co., 7.75s, 2011##                                                1,810               1,909,550
-----------------------------------------------------------------------------------------------------
Nalco Co., 8.875s, 2013##                                               3,420               3,633,750
-----------------------------------------------------------------------------------------------------
Resolution Performance, 8s, 2009##                                      1,685               1,735,550
-----------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625s, 2011##                       5,000               5,562,500
-----------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, 11.875s, 2010                            5,840               5,898,400
-----------------------------------------------------------------------------------------------------
                                                                                          $90,248,514
-----------------------------------------------------------------------------------------------------
Conglomerates - 0.5%
-----------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125s, 2012                                           $3,120              $3,400,800
-----------------------------------------------------------------------------------------------------
SPX Corp., 7.5s, 2013                                                   4,065               4,390,200
-----------------------------------------------------------------------------------------------------
                                                                                           $7,791,000
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.5%
-----------------------------------------------------------------------------------------------------
American Safety Razor Co., 9.875s, 2005                                $3,590              $3,554,100
-----------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.5s, 2009                           4,047               4,107,705
-----------------------------------------------------------------------------------------------------
Remington Arms, Inc., 10.5s, 2011                                       8,065               8,508,575
-----------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 12s, 2005                               4,110               4,294,950
-----------------------------------------------------------------------------------------------------
Samsonite Corp., 10.75s, 2008                                           6,125               6,400,625
-----------------------------------------------------------------------------------------------------
Sealy Mattress, 9.875s, 2007                                           12,340              12,771,900
-----------------------------------------------------------------------------------------------------
Tempur Pedic, Inc., 10.25s, 2010##                                      1,839               2,041,290
-----------------------------------------------------------------------------------------------------
Werner Holding, Inc., 10s, 2007                                         1,095                 821,250
-----------------------------------------------------------------------------------------------------
                                                                                          $42,500,395
-----------------------------------------------------------------------------------------------------
Containers - 2.9%
-----------------------------------------------------------------------------------------------------
Chesapeake Capital Corp., 10.375s, 2011                             GBP 1,800              $3,507,628
-----------------------------------------------------------------------------------------------------
Graham Packaging/GPC Capital Co., 8.75s, 2008                         $11,125              11,458,750
-----------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875s, 2009                      7,905               8,537,400
-----------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.75s, 2012                      12,185              13,403,500
-----------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25s, 2013                       1,165               1,246,550
-----------------------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75s, 2011                                  5,980               6,697,600
-----------------------------------------------------------------------------------------------------
Pliant Corp., 13s, 2010                                                 4,300               3,870,000
-----------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 8.25s, 2012##                                    780                 807,300
-----------------------------------------------------------------------------------------------------
                                                                                          $49,528,728
-----------------------------------------------------------------------------------------------------
Corporate Asset-Backed - 2.3%
-----------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6s, 2037##                                        $5,148              $4,157,814
-----------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44s, 2030                       5,000               4,470,677
-----------------------------------------------------------------------------------------------------
Deutsche Mortgage Acceptance Corp., 7.5s, 2031                          4,500               3,399,512
-----------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 4.187s, 2023 (Interest
Only)                                                                  18,845               3,593,364
-----------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage, 7s, 2029##             4,850               4,591,388
-----------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage, 7.5s, 2029             4,000               3,961,719
-----------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Security, Inc., 6.02s, 2033                    4,000               3,606,092
-----------------------------------------------------------------------------------------------------
LB Commercial Conduit Mortgage Trust, 1.161s, 2028
(Interest Only)                                                        59,498               2,034,463
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.726s, 2039                            5,920               5,697,239
-----------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214s, 2007                            2,500               2,557,883
-----------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 5s, 2031                                     2,500               2,287,696
-----------------------------------------------------------------------------------------------------
                                                                                          $40,357,847
-----------------------------------------------------------------------------------------------------
Defense Electronics
-----------------------------------------------------------------------------------------------------
L-3 Communications Corp., 8s, 2008                                       $200                $208,000
-----------------------------------------------------------------------------------------------------

Electronics - 0.3%
-----------------------------------------------------------------------------------------------------
ON Semiconductor Corp., 13s, 2008                                      $4,650              $5,417,250
-----------------------------------------------------------------------------------------------------

Energy - Independent - 2.2%
-----------------------------------------------------------------------------------------------------
Belden & Blake Corp., 9.875s, 2007                                    $10,910             $10,746,350
-----------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125s, 2011##                                 7,410               8,243,625
-----------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875s, 2016##                                 3,200               3,280,000
-----------------------------------------------------------------------------------------------------
Continental Resources, Inc., 10.25s, 2008                               5,650               5,819,500
-----------------------------------------------------------------------------------------------------
Exco Resources, Inc., 7.25s, 2011##                                     1,915               1,962,875
-----------------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc., 9.6s, 2012                               2,565               2,898,450
-----------------------------------------------------------------------------------------------------
Westport Resources Corp., 8.25s, 2011                                   4,995               5,497,600
-----------------------------------------------------------------------------------------------------
                                                                                          $38,448,400
-----------------------------------------------------------------------------------------------------
Entertainment - 1.4%
-----------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5s, 2011                                    $3,530              $3,688,850
-----------------------------------------------------------------------------------------------------
American Skiing Co., 12s, 2006                                          5,300               3,981,625
-----------------------------------------------------------------------------------------------------
Regal Cinemas Corp., 9.375s, 2012                                       4,030               4,574,050
-----------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75s, 2013                                            8,655               9,239,212
-----------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.625s, 2014##                                         2,785               2,959,063
-----------------------------------------------------------------------------------------------------
                                                                                          $24,442,800
-----------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 1.0%
-----------------------------------------------------------------------------------------------------
Merisant Co., 9.5s, 2013##                                             $6,685              $7,086,100
-----------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8s, 2013##                                         3,805               3,995,250
-----------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., 8.25s, 2013##                               840                 890,400
-----------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25s, 2013##                           4,615               4,972,900
-----------------------------------------------------------------------------------------------------
                                                                                          $16,944,650
-----------------------------------------------------------------------------------------------------
Forest & Paper Products - 3.1%
-----------------------------------------------------------------------------------------------------
Boise Cascade Corp., 7s, 2013                                          $5,345              $5,674,225
-----------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp., 9.25s, 2008                                    1,875               1,903,125
-----------------------------------------------------------------------------------------------------
Buckeye Technologies Corp., 8s, 2010                                    3,250               3,250,000
-----------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5s, 2013                                  5,000               5,437,500
-----------------------------------------------------------------------------------------------------
Fibermark, Inc., 10.75s, 2011                                           5,235               3,664,500
-----------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375s, 2013                                    $7,650               8,625,375
-----------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 8.5s, 2011##                     3,000               3,292,500
-----------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5s, 2013##                     8,895               9,784,500
-----------------------------------------------------------------------------------------------------
Greif Brothers Corp., 8.875s, 2012                                      8,235               9,161,438
-----------------------------------------------------------------------------------------------------
Speciality Paperboard, Inc., 9.375s, 2006                               2,350               1,697,875
-----------------------------------------------------------------------------------------------------
                                                                                          $52,491,038
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 4.5%
-----------------------------------------------------------------------------------------------------
American Casino & Entertainment, 7.85s, 2012##                         $2,035              $2,045,175
-----------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75s, 2009                                   3,460               3,970,350
-----------------------------------------------------------------------------------------------------
Argosy Gaming Co., 9s, 2011                                             4,620               5,116,650
-----------------------------------------------------------------------------------------------------
Aztar Corp., 8.875s, 2007                                               6,350               6,611,938
-----------------------------------------------------------------------------------------------------
Aztar Corp., 9s, 2011                                                   2,000               2,210,000
-----------------------------------------------------------------------------------------------------
Coast Hotels & Casinos, Inc., 9.5s, 2009                                5,345               5,638,975
-----------------------------------------------------------------------------------------------------
Corrections Corp. of America, 9.875s, 2009                              1,720               1,922,100
-----------------------------------------------------------------------------------------------------
Corrections Corp. of America, 7.5s, 2011##                              1,815               1,905,750
-----------------------------------------------------------------------------------------------------
Corrections Corp. of America, 7.5s, 2011                                   35                  36,750
-----------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25s, 2013                                            2,095               2,241,650
-----------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5s, 2010                                            3,075               3,567,000
-----------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 8.875s, 2008                            2,000               2,280,000
-----------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 8.125s, 2011                            2,040               2,305,200
-----------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 9.25s, 2007                               5,790               5,978,175
-----------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75s, 2013                               5,380               5,595,200
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts, 7.875s, 2012                                 3,965               4,420,975
-----------------------------------------------------------------------------------------------------
Station Casinos, Inc., 8.375s, 2008                                     3,305               3,544,612
-----------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.875s, 2010                                     8,885               9,862,350
-----------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC, 11s, 2010                                   6,825               7,780,500
-----------------------------------------------------------------------------------------------------
                                                                                          $77,033,350
-----------------------------------------------------------------------------------------------------
Industrial - 1.0%
-----------------------------------------------------------------------------------------------------
Blount, Inc., 7s, 2005                                                 $7,510              $7,622,650
-----------------------------------------------------------------------------------------------------
Blount, Inc., 13s, 2009                                                 3,685               3,942,950
-----------------------------------------------------------------------------------------------------
Motors & Gears, Inc., 10.75s, 2006                                      7,010               6,238,900
-----------------------------------------------------------------------------------------------------
                                                                                          $17,804,500
-----------------------------------------------------------------------------------------------------
Machinery & Tools - 3.8%
-----------------------------------------------------------------------------------------------------
Agco Corp., 9.5s, 2008                                                 $8,365              $9,138,763
-----------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25s, 2011##                                 5,260               5,891,200
-----------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25s, 2011##                                   6,700               7,453,750
-----------------------------------------------------------------------------------------------------
Columbus McKinnon Corp., 8.5s, 2008                                     2,370               2,287,050
-----------------------------------------------------------------------------------------------------
Columbus McKinnon Corp., 10s, 2010                                      2,695               2,991,450
-----------------------------------------------------------------------------------------------------
JLG Industries, Inc., 8.25s, 2008                                       4,745               5,077,150
-----------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75s, 2012                                           3,973               4,390,165
-----------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375s, 2011                                  EUR 3,785               5,256,355
-----------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5s, 2012                                         $945               1,082,025
-----------------------------------------------------------------------------------------------------
Terex Corp., 10.375s, 2011                                              7,695               8,772,300
-----------------------------------------------------------------------------------------------------
United Rentals, Inc., 9.25s, 2009                                       1,670               1,755,170
-----------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5s, 2012##                                      6,030               5,969,700
-----------------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75s, 2013##                                     2,900               2,914,500
-----------------------------------------------------------------------------------------------------
United Rentals, Inc., 7s, 2014##                                        2,555               2,478,350
-----------------------------------------------------------------------------------------------------
                                                                                          $65,457,928
-----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.6%
-----------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375s, 2011                                  $5,910              $6,205,500
-----------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 9.625s, 2009                                 5,925               6,576,750
-----------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125s, 2012                     1,138               1,224,773
-----------------------------------------------------------------------------------------------------
Genesis Healthcare Corp., 8s, 2013##                                      770                 806,575
-----------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 8.5s, 2008                                           5,640               5,696,400
-----------------------------------------------------------------------------------------------------
Insight Health Services Corp., 9.875s, 2011                             4,905               5,223,825
-----------------------------------------------------------------------------------------------------
Mariner Health Care, Inc., 8.25s, 2013##                                4,150               4,233,000
-----------------------------------------------------------------------------------------------------
NDC Health Corp., 10.5s, 2012                                           1,370               1,548,100
-----------------------------------------------------------------------------------------------------
Prime Medical Services, Inc., 8.75s, 2008                               2,160               2,160,000
-----------------------------------------------------------------------------------------------------
Triad Hospital, Inc., 8.75s, 2009                                       3,970               4,337,225
-----------------------------------------------------------------------------------------------------
Triad Hospital, Inc., 7s, 2013##                                        5,595               5,790,825
-----------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125s, 2011##                      1,160               1,218,000
-----------------------------------------------------------------------------------------------------
                                                                                          $45,020,973
-----------------------------------------------------------------------------------------------------
Medical Equipment - 0.3%
-----------------------------------------------------------------------------------------------------
Alpharma, Inc., 8.625s, 2011##                                         $4,865              $5,108,250
-----------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%
-----------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 8.5s, 2008                                    $3,068              $1,533,952
-----------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 9.875s, 2002**                        6,155               5,539,500
-----------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75s, 2003**                       10,455               1,934,175
-----------------------------------------------------------------------------------------------------
Oregon State Minerals, Inc., 10s, 2009                                    770                 716,100
-----------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75s, 2010                                           3,355               3,807,925
-----------------------------------------------------------------------------------------------------
                                                                                          $13,531,652
-----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.3%
-----------------------------------------------------------------------------------------------------
Amerigas Partners LP, 8.875s, 2011                                     $5,030              $5,558,150
-----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 3.6%
-----------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875s, 2010                                         $1,510              $1,676,100
-----------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625s, 2021                                          7,200               8,559,000
-----------------------------------------------------------------------------------------------------
Barrett Resources Corp., 7.55s, 2007                                    7,465               7,968,887
-----------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7s, 2011                                          5,500               5,053,125
-----------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75s, 2013##                                     8,425               8,340,750
-----------------------------------------------------------------------------------------------------
El Paso Natural Gas Co., 7.625s, 2010                                   5,935               6,127,888
-----------------------------------------------------------------------------------------------------
Gulfterra Energy Partners LP, 8.5s, 2010                                4,437               5,063,726
-----------------------------------------------------------------------------------------------------
Plains All American Pipeline LP, 7.75s, 2012                              365                 427,050
-----------------------------------------------------------------------------------------------------
Southern Natural Gas Co., 8.875s, 2010                                  2,500               2,775,000
-----------------------------------------------------------------------------------------------------
Williams Companies, Inc., 8.625s, 2010                                  2,360               2,607,800
-----------------------------------------------------------------------------------------------------
Williams Companies, Inc., 7.125s, 2011                                 13,170              13,696,800
-----------------------------------------------------------------------------------------------------
                                                                                          $62,296,126
-----------------------------------------------------------------------------------------------------
Oil Services - 1.7%
-----------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375s, 2011                                            $3,705              $4,112,550
-----------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc., 8.75s, 2008                                    5,240               5,449,600
-----------------------------------------------------------------------------------------------------
Hanover Compressor Co., 0s, 2007                                        1,565               1,173,750
-----------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.75s, 2011                                    6,215               6,712,200
-----------------------------------------------------------------------------------------------------
Parker Drilling Co., 9.625s, 2013##                                     4,565               4,907,375
-----------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.75s, 2012##                             2,135               2,273,775
-----------------------------------------------------------------------------------------------------
SESI LLC, 8.875s, 2011                                                  4,320               4,730,400
-----------------------------------------------------------------------------------------------------
                                                                                          $29,359,650
-----------------------------------------------------------------------------------------------------
Oils - 0.5%
-----------------------------------------------------------------------------------------------------
Citgo Petroleum Corp., 11.375s, 2011                                   $3,935              $4,702,325
-----------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp., 8s, 2008                                        2,935               3,177,138
-----------------------------------------------------------------------------------------------------
                                                                                           $7,879,463
-----------------------------------------------------------------------------------------------------
Pollution Control - 1.3%
-----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875s, 2008                         $3,875              $4,335,156
-----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875s, 2013                          8,700               9,493,875
-----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.125s, 2014##                        8,250               8,064,375
-----------------------------------------------------------------------------------------------------
                                                                                          $21,893,406
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 2.8%
-----------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875s, 2011                            $720                $792,000
-----------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875s, 2013##                                     12,515              14,235,812
-----------------------------------------------------------------------------------------------------
Dex Media, Inc., 8s, 2013##                                             3,815               3,929,450
-----------------------------------------------------------------------------------------------------
Dex Media, Inc., 0s to 2008, 9s to 2013##                               3,370               2,308,450
-----------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9s, 2010                      2,935               3,195,481
-----------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 11.875s, 2011##               2,455               2,666,744
-----------------------------------------------------------------------------------------------------
Mail-Well Corp., 8.75s, 2008                                            1,700               1,768,000
-----------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625s, 2012                                           1,650               1,856,250
-----------------------------------------------------------------------------------------------------
Mail-Well Corp., 7.875s, 2013##                                         3,630               3,484,800
-----------------------------------------------------------------------------------------------------
Moore North America Finance, Inc., 7.875s, 2011##                       3,120               3,502,200
-----------------------------------------------------------------------------------------------------
R. H. Donnelley Finance Corp., 8.875s, 2010                             1,300               1,459,250
-----------------------------------------------------------------------------------------------------
R. H. Donnelley Finance Corp., 10.875s, 2012                            2,250               2,683,125
-----------------------------------------------------------------------------------------------------
Transwestern Publishing Co., 9.625s, 2007                               5,555               5,735,538
-----------------------------------------------------------------------------------------------------
                                                                                          $47,617,100
-----------------------------------------------------------------------------------------------------
Retailers - 4.1%
-----------------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.875s, 2012                                $8,075              $9,367,000
-----------------------------------------------------------------------------------------------------
Couche Tard United States LP, 7.5s, 2013##                              3,850               4,158,000
-----------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625s, 2010                                      4,560               5,135,700
-----------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9s, 2008                                      4,040               4,151,100
-----------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375s, 2008                                 5,725               5,896,750
-----------------------------------------------------------------------------------------------------
FTD, Inc., 7.75s, 2014                                                  1,240               1,240,000
-----------------------------------------------------------------------------------------------------
J.Crew Group, Inc., 0s to 2005, 16s to 2008                             4,409               3,615,703
-----------------------------------------------------------------------------------------------------
J.Crew Operating Corp., 10.375s, 2007                                   7,665               7,894,950
-----------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875s, 2011##                                 2,245               2,480,725
-----------------------------------------------------------------------------------------------------
PCA LLC, 11.875s, 2009                                                  6,515               7,296,800
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 12.5s, 2006                                             4,735               5,421,575
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5s, 2011                                              3,190               3,572,800
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25s, 2013                                             9,670              10,491,950
-----------------------------------------------------------------------------------------------------
                                                                                          $70,723,053
-----------------------------------------------------------------------------------------------------
Steel - 0.5%
-----------------------------------------------------------------------------------------------------
Commonwealth Aluminum Corp., 10.75s, 2006                              $4,615              $4,707,300
-----------------------------------------------------------------------------------------------------
Jorgensen (Earle M) Co., 9.75s, 2012                                    3,575               4,004,000
-----------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10s, 2004**                                              360                 144,000
-----------------------------------------------------------------------------------------------------
                                                                                           $8,855,300
-----------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
-----------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875s, 2012                                           $6,350              $6,921,500
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 3.1%
-----------------------------------------------------------------------------------------------------
Fairpoint Communications, Inc., 11.875s, 2010                          $5,305              $6,206,850
-----------------------------------------------------------------------------------------------------
Qwest Corp., 9.125s, 2012##                                             7,050               8,230,875
-----------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5s, 2010##                                    17,245              20,780,225
-----------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 9.75s, 2008                                  3,585               3,701,512
-----------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125s, 2011                                4,625               4,995,000
-----------------------------------------------------------------------------------------------------
Worldcom, Inc., 7.5s, 2011**                                           28,045              10,096,200
-----------------------------------------------------------------------------------------------------
                                                                                          $54,010,662
-----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.8%
-----------------------------------------------------------------------------------------------------
AES Corp., 8.75s, 2013##                                               $1,720              $1,952,200
-----------------------------------------------------------------------------------------------------
AES Corp., 9s, 2015##                                                  15,670              17,942,150
-----------------------------------------------------------------------------------------------------
Aquila, Inc., 8s, 2006                                                  1,365               1,392,382
-----------------------------------------------------------------------------------------------------
Calpine Corp., 8.5s, 2008                                               6,000               4,950,000
-----------------------------------------------------------------------------------------------------
Calpine Corp., 8.75s, 2013##                                           12,770              12,323,050
-----------------------------------------------------------------------------------------------------
Centerpoint Energy, Inc., 7.25s, 2010                                   8,000               8,595,216
-----------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5s, 2011                                            4,900               5,316,500
-----------------------------------------------------------------------------------------------------
Dynegy, Inc., 6.875s, 2011                                              6,930               6,392,925
-----------------------------------------------------------------------------------------------------
Illinois Power Co., 11.5s, 2010                                         1,340               1,601,300
-----------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8s, 2013##                                            2,485               2,547,125
-----------------------------------------------------------------------------------------------------
PG&E Corp., 6.875s, 2008##                                              1,220               1,329,800
-----------------------------------------------------------------------------------------------------
PSE&G Energy Holdings, Inc., 8.625s, 2008                               9,000               9,945,000
-----------------------------------------------------------------------------------------------------
PSE&G Power LLC, 7.75s, 2007                                            1,630               1,719,650
-----------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25s, 2010                                    3,710               3,951,150
-----------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5s, 2013                                     1,555               1,675,512
-----------------------------------------------------------------------------------------------------
                                                                                          $81,633,960
-----------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.4%
-----------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 7.25s, 2013                                     $5,630              $5,967,800
-----------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375s, 2014                                     1,410               1,498,125
-----------------------------------------------------------------------------------------------------
                                                                                           $7,465,925
-----------------------------------------------------------------------------------------------------
Wireless Communications - 4.7%
-----------------------------------------------------------------------------------------------------
Alamosa Delaware, Inc., 0s to 2005, 12s to 2009                        $5,460              $4,995,900
-----------------------------------------------------------------------------------------------------
Alamosa Delaware, Inc., 11s, 2010                                       1,365               1,470,787
-----------------------------------------------------------------------------------------------------
Alamosa Delaware, Inc., 8.5s, 2012##                                    1,795               1,759,100
-----------------------------------------------------------------------------------------------------
American Tower Corp., 9.375s, 2009                                      5,013               5,326,313
-----------------------------------------------------------------------------------------------------
American Towers, Inc., 7.25s, 2011##                                    5,695               5,851,612
-----------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co., 10.75s, 2008                         4,155               4,321,200
-----------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125s, 2013                          8,130               8,780,400
-----------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5s, 2013##                          3,975               4,064,438
-----------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875s, 2013                               7,340               7,578,550
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375s, 2009                              14,000              15,137,500
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375s, 2015                               1,550               1,664,312
-----------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75s, 2010                                       3,000               2,955,000
-----------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875s, 2010                                     10,050              10,602,750
-----------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.75s, 2011                                           1,725               1,802,625
-----------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.5s, 2013                                            4,365               4,779,675
-----------------------------------------------------------------------------------------------------
                                                                                          $81,090,162
-----------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                       $1,464,707,099
-----------------------------------------------------------------------------------------------------

                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------
Foreign Bonds - continued
-----------------------------------------------------------------------------------------------------

Foreign Bonds - 8.6%
-----------------------------------------------------------------------------------------------------
Australia - 0.6%
-----------------------------------------------------------------------------------------------------
Burns Philip Capital Property Ltd., 9.75s, 2012 (Food &
Non Alcoholic Beverages)##                                            $10,125             $10,985,625
-----------------------------------------------------------------------------------------------------

Canada - 0.8%
-----------------------------------------------------------------------------------------------------
Acetex Corp., 10.875s, 2009 (Chemicals)                                $6,010              $6,671,100
-----------------------------------------------------------------------------------------------------
Bombardier Recreational Products, 8.375s, 2013
(Industrial)##                                                          2,025               2,136,375
-----------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 8.625s, 2011 (Forest & Paper
Products)                                                               1,500               1,605,000
-----------------------------------------------------------------------------------------------------
Russel Metals, Inc., 10s, 2009 (Metals & Mining)                        2,975               3,190,687
-----------------------------------------------------------------------------------------------------
                                                                                          $13,603,162
-----------------------------------------------------------------------------------------------------
France - 2.3%
-----------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875s, 2013
(Containers)                                                          $17,990             $21,138,250
-----------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875s, 2011 (Chemicals)##                                11,800              10,502,000
-----------------------------------------------------------------------------------------------------
Vivendi Universal S.A., 6.25s, 2008 (Advertising &
Broadcasting)                                                           2,720               2,862,800
-----------------------------------------------------------------------------------------------------
Vivendi Universal S.A., 9.25s, 2010 (Advertising &
Broadcasting)                                                           3,610               4,223,700
-----------------------------------------------------------------------------------------------------
                                                                                          $38,726,750
-----------------------------------------------------------------------------------------------------
Germany - 0.4%
-----------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875s, 2009 (Chemicals)                  EUR 300                $407,279
-----------------------------------------------------------------------------------------------------
Messer Grieshiem, 10.375s, 2011 (Chemicals)                         EUR 4,205               6,258,609
-----------------------------------------------------------------------------------------------------
                                                                                           $6,665,888
-----------------------------------------------------------------------------------------------------
Ireland - 0.7%
-----------------------------------------------------------------------------------------------------
Eircom PLC, 8.25s, 2013 (Telecommunications - Wireline)             EUR 4,735              $5,854,365
-----------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625s, 2012 (Forest & Paper
Products)                                                              $5,410               6,140,350
-----------------------------------------------------------------------------------------------------
                                                                                          $11,994,715
-----------------------------------------------------------------------------------------------------
Luxembourg - 0.4%
-----------------------------------------------------------------------------------------------------
Millicom International Cellular S.A., 10s, 2013
(Wireless Communications)##                                            $5,145              $5,376,525
-----------------------------------------------------------------------------------------------------
SGL Carbon Luxembourg S.A., 8.5s, 2012 (Metals &
Mining)##                                                           EUR 1,800               2,269,925
-----------------------------------------------------------------------------------------------------
                                                                                           $7,646,450
-----------------------------------------------------------------------------------------------------
Mexico - 1.0%
-----------------------------------------------------------------------------------------------------
Corparacion Durango SA de C.V., 13.75s, 2009 (Forest &
Paper Products)##**                                                    $5,729              $3,695,205
-----------------------------------------------------------------------------------------------------
Grupo Elektra SA de C.V., 12s, 2008 (Electronics)                       3,047               3,229,820
-----------------------------------------------------------------------------------------------------
Innova SA de C.V., 9.375s, 2013 (Wireless
Communications)##                                                       7,500               8,006,250
-----------------------------------------------------------------------------------------------------
TFM SA de C.V., 12.5s, 2012 (Transportation Services)                   2,050               2,347,250
-----------------------------------------------------------------------------------------------------
                                                                                          $17,278,525
-----------------------------------------------------------------------------------------------------
Netherlands - 0.4%
-----------------------------------------------------------------------------------------------------
Aspropulsion, 9.625s, 2013 (Aerospace)##                              EUR 400                $521,865
-----------------------------------------------------------------------------------------------------
Kappa Beheer B.V., 10.625s, 2009 (Forest & Paper
Products)                                                              $5,910               6,323,700
-----------------------------------------------------------------------------------------------------
                                                                                           $6,845,565
-----------------------------------------------------------------------------------------------------
Norway - 0.7%
-----------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25s, 2008 (Oil Services)                       $7,750              $7,285,000
-----------------------------------------------------------------------------------------------------
Petroleum Geo Services, 8s, 2006 (Oils)                                 5,000               5,087,500
-----------------------------------------------------------------------------------------------------
                                                                                          $12,372,500
-----------------------------------------------------------------------------------------------------
Singapore - 0.2%
-----------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5s, 2013
(Electronics)                                                          $3,500              $3,631,250
-----------------------------------------------------------------------------------------------------

Sweden - 0.3%
-----------------------------------------------------------------------------------------------------
Stena AB, 7.5s, 2013 (Transportation Services)##                       $4,075              $4,339,875
-----------------------------------------------------------------------------------------------------

United Kingdom - 0.8%
-----------------------------------------------------------------------------------------------------
Espirit Telecom Group, 10.875s, 2008
(Telecommunications - Wireline)**                                        $370                     $37
-----------------------------------------------------------------------------------------------------
Premier International Foods PLC, 12s, 2009 (Food & Non
Alcoholic Beverages)                                                    2,530               2,757,700
-----------------------------------------------------------------------------------------------------
Telewest Communications PLC, 11s, 2007 (Broadcast &
Cable TV)**                                                               205                 153,238
-----------------------------------------------------------------------------------------------------
Telewest Communications PLC, 0s to 2004,
9.25s to 2009 (Broadcast & Cable TV)**                                  3,940               2,364,000
-----------------------------------------------------------------------------------------------------
Telewest Communications PLC, 0s to 2005,
11.375s to 2010 (Broadcast & Cable TV)**                                6,025               3,449,312
-----------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.625s, 2011 (Food & Non
Alcoholic Beverages)                                                EUR 1,000               1,444,781
-----------------------------------------------------------------------------------------------------
United Biscuits Ltd., 10.75s, 2011 (Food & Non
Alcoholic Beverages)                                                GBP 2,000               4,170,544
-----------------------------------------------------------------------------------------------------
                                                                                          $14,339,612
-----------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                      $148,429,917
-----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,541,379,005)                                          $1,613,137,016
-----------------------------------------------------------------------------------------------------

Stocks - 1.8%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES                 $ VALUE
-----------------------------------------------------------------------------------------------------

U.S. Stocks - 1.3%
-----------------------------------------------------------------------------------------------------
Apparel Manufacturers
-----------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                   13,126                $853,174
-----------------------------------------------------------------------------------------------------

Automotive - 0.3%
-----------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.*                                    253,989              $4,660,698
-----------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.*                                                1,087                 241,890
-----------------------------------------------------------------------------------------------------
                                                                                           $4,902,588
-----------------------------------------------------------------------------------------------------
Basic Industry
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.*                                             22,722                $362,416
-----------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0.9%
-----------------------------------------------------------------------------------------------------
NTL, Inc.*                                                            109,801              $7,284,198
-----------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"*                                  393,554               5,383,819
-----------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc.*                                         839,526               2,283,511
-----------------------------------------------------------------------------------------------------
                                                                                          $14,951,528
-----------------------------------------------------------------------------------------------------
Chemicals
-----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                               4,876                $129,214
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline
-----------------------------------------------------------------------------------------------------
XO Communications, Inc.*                                                1,320                  $9,649
-----------------------------------------------------------------------------------------------------

Utilities - Telephone - 0.1%
-----------------------------------------------------------------------------------------------------
ITC Deltacom, Inc.*                                                   154,828                $998,640
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                         $22,207,209
-----------------------------------------------------------------------------------------------------

Foreign Stocks - 0.5%
-----------------------------------------------------------------------------------------------------
Canada
-----------------------------------------------------------------------------------------------------
Allstream, Inc., "A" (Telecommunications - Wireline)                      106                  $5,406
-----------------------------------------------------------------------------------------------------
Allstream, Inc., "B" (Telecommunications - Wireline)                    5,735                 318,293
-----------------------------------------------------------------------------------------------------
                                                                                             $323,699
-----------------------------------------------------------------------------------------------------
Netherlands - 0.2%
-----------------------------------------------------------------------------------------------------
Completel Europe N.V. (Telephone Services)*                        EUR 76,474              $2,857,452
-----------------------------------------------------------------------------------------------------
Versatel Telecom International N.V. (Telephone
Services)*                                                             19,740                  53,844
-----------------------------------------------------------------------------------------------------
                                                                                           $2,911,296
-----------------------------------------------------------------------------------------------------
Sweden - 0.2%
-----------------------------------------------------------------------------------------------------
Song Networks Holding (Telephone Services)                        SEK 373,880              $3,731,740
-----------------------------------------------------------------------------------------------------

United Kingdom - 0.1%
-----------------------------------------------------------------------------------------------------
Jazztel PLC (Telecommunications - Wireline)                     EUR 1,919,995                $836,974
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                       $7,803,709
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $54,857,130)                                               $30,010,918
-----------------------------------------------------------------------------------------------------

Preferred Stocks - 1.4%
-----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.1%
-----------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 10.75s##                            1,738              $1,781,450
-----------------------------------------------------------------------------------------------------

Automotive
-----------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., 8s                                     522                 $42,804
-----------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0.9%
-----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 11.125s                                           141,406             $14,847,630
-----------------------------------------------------------------------------------------------------

Printing & Publishing - 0.4%
-----------------------------------------------------------------------------------------------------
Primedia, Inc., 8.625s                                                 74,390              $6,806,685
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline
-----------------------------------------------------------------------------------------------------
Global Crossings Holdings Ltd., 10.5s                                  49,993                $487,432
-----------------------------------------------------------------------------------------------------

Telephone Services
-----------------------------------------------------------------------------------------------------
PTV, Inc., 10s                                                            101                    $353
-----------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $27,707,070)                                     $23,966,354
-----------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 0.2%
-----------------------------------------------------------------------------------------------------
Telephone Services
-----------------------------------------------------------------------------------------------------
Song Networks Holding AB*                                              40,357                $272,168
-----------------------------------------------------------------------------------------------------

Wireless Communications - 0.2%
-----------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.*                                                 5,955              $2,697,615
-----------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost,
$1,627,176)                                                                                $2,969,783
-----------------------------------------------------------------------------------------------------

Convertible Bond
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------
United Kingdom
-----------------------------------------------------------------------------------------------------
Jazztel PLC, 12s, 2012 (Telecommunications - Wireline)*
(Identified Cost $914,027)                                            EUR 592                $497,738
-----------------------------------------------------------------------------------------------------

Warrants
-----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES                 $ VALUE
-----------------------------------------------------------------------------------------------------
GT Group Telecom, Inc. (Telephone Services)*                           11,650                  $2,912
-----------------------------------------------------------------------------------------------------
Loral Orion Network Systems, Inc. (Business Services)*                  5,000                     329
-----------------------------------------------------------------------------------------------------
Loral Orion Network Systems, Inc. (Business Services)*                 11,775                     905
-----------------------------------------------------------------------------------------------------
Metronet Communications Corp. (Broadcast & Cable TV)##*                 3,250                      33
-----------------------------------------------------------------------------------------------------
Ono Finance PLC (Broadcast & Cable TV)*                                12,105                     121
-----------------------------------------------------------------------------------------------------
Ono Finance PLC (Broadcast & Cable TV)*                                 2,870                      29
-----------------------------------------------------------------------------------------------------
Pliant Corp. (Containers)##*                                            6,795                      68
-----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Chemicals)*                                     296                     296
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Basic Industry)*                            35,939                  32,345
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Basic Industry)*                            21,743                  21,743
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (Broadcast & Cabe TV)*                         4,020                 180,900
-----------------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications -
Wireline)*                                                              2,640                   9,240
-----------------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications -
Wireline)*                                                              1,980                   5,940
-----------------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications -
Wireline)*                                                              1,980                   4,752
-----------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $3,971,094)                                                 $259,613
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.3%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 2/02/04                           $39,485             $39,483,881
-----------------------------------------------------------------------------------------------------
Prudential Funding Corp., due 2/02/04                                  17,548              17,547,498
-----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                           $57,031,379
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,687,486,881)                                    $1,727,872,801
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.6)%                                                   (10,478,270)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $1,717,394,531
-----------------------------------------------------------------------------------------------------
 * Non-income producing security.
** Non-income producing security - in default.
## SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below:

           EUR = Euro                         SEK = Swedish Kroner
           GBP = British Pound

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 1/31/04

ASSETS

Investments, at value (identified cost, $1,687,486,881)       $1,727,872,801
-----------------------------------------------------------------------------------------------------
Cash                                                               8,820,603
-----------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange
contracts                                                            387,509
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                   11,220,510
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    2,397,422
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                 33,951,867
-----------------------------------------------------------------------------------------------------
Other assets                                                          15,245
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,784,665,957
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                            $10,314,830
-----------------------------------------------------------------------------------------------------
Payable for forward foreign exchange contracts                         9,400
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                 28,943,852
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                27,589,466
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      38,607
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         33,183
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        53,889
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                   1,683
-----------------------------------------------------------------------------------------------------
  Program manager fee                                                     11
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                               1
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               286,504
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $67,271,426
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,717,394,531
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $2,090,232,660
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                   40,787,024
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                           (406,376,250)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (7,248,903)
-----------------------------------------------------------------------------------------------------
Total                                                                                  $1,717,394,531
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Shares of beneficial interest outstanding                                                 430,634,148
-----------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                    $934,957,670
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             234,624,575
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $3.98
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$3.98)                                                    $4.18
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $471,519,563
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             118,140,715
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $3.99
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $214,914,614
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              53,732,602
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $4.00
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $93,887,373
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              23,605,187
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $3.98
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                      $1,359,107
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 341,104
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $3.98
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                         $41,937
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  10,529
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $3.98
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529A shares

  Net assets                                                        $406,162
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 102,128
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $3.98
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$3.98)                                                    $4.18
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $118,940
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  29,905
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $3.98
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $189,165
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  47,403
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $3.99
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class 529A, Class B,
Class 529B, Class C, and Class 529C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 1/31/04

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Interest                                                      $145,002,496
-----------------------------------------------------------------------------------------------------
  Dividends                                                        1,545,674
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                              (2,315)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                  $146,545,855
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                  $7,582,757
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                              54,679
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                      2,652,480
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                           2,795,727
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           4,629,956
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           2,092,353
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                              2,674
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                 50
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                              852
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                              636
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                            1,111
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                       609
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                       159
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                       278
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                   25
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                 161,933
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                      414,654
-----------------------------------------------------------------------------------------------------
  Printing                                                           130,107
-----------------------------------------------------------------------------------------------------
  Postage                                                            114,344
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                       45,906
-----------------------------------------------------------------------------------------------------
  Legal fees                                                           8,639
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                      227,928
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $20,917,857
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               (36,384)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $20,881,473
-----------------------------------------------------------------------------------------------------
Net investment income                                                                    $125,664,382
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                        $28,819,612
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                   (4,109,447)
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                              $24,710,165
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation
-----------------------------------------------------------------------------------------------------
  Investments                                                   $182,036,994
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                         1,117,590
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                              $183,154,584
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                         $207,864,749
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                   $333,529,131
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
FOR YEARS ENDED 1/31                                             2004                      2003

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income                                           $125,664,382              $116,490,702
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                             24,710,165              (190,892,545)
------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                      183,154,584               111,528,679
---------------------------------------------------------     --------------             -------------
Increase in net assets from operations                          $333,529,131               $37,126,836
---------------------------------------------------------     --------------             -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

------------------------------------------------------------------------------------------------------
  Class A                                                       $(75,068,442)             $(67,731,408)
------------------------------------------------------------------------------------------------------
  Class B                                                        (34,094,049)              (35,483,340)
------------------------------------------------------------------------------------------------------
  Class C                                                        (15,414,624)              (12,677,503)
------------------------------------------------------------------------------------------------------
  Class I                                                         (4,495,135)               (1,769,898)
------------------------------------------------------------------------------------------------------
  Class R1                                                           (41,217)                     (299)*
------------------------------------------------------------------------------------------------------
  Class R2                                                              (769)***                    --
------------------------------------------------------------------------------------------------------
  Class 529A                                                         (18,677)                     (877)**
------------------------------------------------------------------------------------------------------
  Class 529B                                                          (4,480)                     (338)**
------------------------------------------------------------------------------------------------------
  Class 529C                                                          (7,816)                     (540)**
---------------------------------------------------------     --------------             -------------
Total distributions declared to shareholders                   $(129,145,209)            $(117,664,203)
---------------------------------------------------------     --------------             -------------
Net increase in net assets from fund share transactions         $122,504,832              $104,809,901
---------------------------------------------------------     --------------             -------------
Total increase in net assets                                    $326,888,754               $24,272,534
---------------------------------------------------------     --------------             -------------

NET ASSETS
At beginning of period                                         1,390,505,777             1,366,233,243
------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $7,248,903 and
$3,337,989, respectively)                                     $1,717,394,531            $1,390,505,777
------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1, December 31, 2002, through January 31, 2003.
 ** For the period from the inception of Classes 529A, 529B, and 529C, July 31, 2002, through
    January 31, 2003.
*** For the period from the inception of Class R2, October 31, 2003, through January 31, 2004.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 1/31
CLASS A                                              2004              2003              2002             2001            2000
Net asset value, beginning of period                $3.52             $3.78             $4.44            $4.95           $5.21
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)

  Net investment income                             $0.30             $0.33             $0.41            $0.47           $0.46
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                0.46             (0.25)            (0.65)           (0.51)          (0.24)
----------------------------------------------     ------            ------            ------           ------          ------
Total from investment operations                    $0.76             $0.08            $(0.24)          $(0.04)          $0.22
----------------------------------------------     ------            ------            ------           ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.30)           $(0.34)           $(0.41)          $(0.47)         $(0.46)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --             (0.01)           (0.00)+         (0.02)
---------------------------------------------------------            ------            ------           ------          ------
Total distributions declared to shareholders       $(0.30)           $(0.34)           $(0.42)          $(0.47)         $(0.48)
----------------------------------------------     ------            ------            ------           ------          ------
Net asset value, end of period                      $3.98             $3.52             $3.78            $4.44           $4.95
----------------------------------------------     ------            ------            ------           ------          ------
Total return (%)(+)                                 22.83              2.34             (5.50)           (0.65)           4.35
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:

Expenses##                                           0.99              1.00              1.06             1.00            0.98
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                             7.87              9.32             10.12            10.07            9.08
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     81                80                72               64              91
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $934,958          $769,069          $746,096         $785,256        $768,734
------------------------------------------------------------------------------------------------------------------------------

(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
    31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
  + Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 1/31

CLASS B                                              2004              2003              2002             2001            2000

Net asset value, beginning of period                $3.53             $3.79             $4.44            $4.95           $5.21
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)

  Net investment income                             $0.27             $0.31             $0.38            $0.44           $0.42
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                0.47             (0.26)            (0.64)           (0.51)          (0.24)
----------------------------------------------     ------            ------            ------           ------          ------
Total from investment operations                    $0.74             $0.05            $(0.26)          $(0.07)         $(0.18)
----------------------------------------------     ------            ------            ------           ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.28)           $(0.31)           $(0.38)          $(0.44)         $(0.42)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --             (0.01)           (0.00)+         (0.02)
----------------------------------------------     ------            ------            ------           ------          ------
Total distributions declared to
shareholders                                       $(0.28)           $(0.31)           $(0.39)          $(0.44)         $(0.44)
----------------------------------------------     ------            ------            ------           ------          ------
Net asset value, end of period                      $3.99             $3.53             $3.79            $4.44           $4.95
----------------------------------------------     ------            ------            ------           ------          ------
Total return (%)                                    21.65              1.64             (5.94)           (1.35)           3.63
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:

Expenses##                                           1.69              1.70              1.76             1.69            1.68
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                             7.18              8.65              9.45             9.37            8.38
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     81                80                72               64              91
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $471,520          $411,533          $439,987         $463,638        $499,830
------------------------------------------------------------------------------------------------------------------------------

(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
    31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
  + Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 1/31
CLASS C                                              2004              2003              2002             2001            2000
Net asset value, beginning of period                $3.54             $3.80             $4.45            $4.97           $5.22
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)
  Net investment income                             $0.27             $0.30             $0.38            $0.44           $0.43
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                0.47             (0.25)            (0.64)           (0.52)          (0.24)
----------------------------------------------     ------            ------            ------           ------          ------
Total from investment operations                    $0.74             $0.05            $(0.26)          $(0.08)          $0.19
----------------------------------------------     ------            ------            ------           ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                       $(0.28)           $(0.31)           $(0.38)          $(0.44)         $(0.43)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --             (0.01)           (0.00)+         (0.01)
----------------------------------------------     ------            ------            ------           ------          ------
Total distributions declared to
shareholders                                       $(0.28)           $(0.31)           $(0.39)          $(0.44)         $(0.44)
----------------------------------------------     ------            ------            ------           ------          ------
Net asset value, end of period                      $4.00             $3.54             $3.80            $4.45           $4.97
----------------------------------------------     ------            ------            ------           ------          ------
Total return (%)                                    21.61              1.64             (5.91)           (1.55)           3.83
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
Expenses##                                           1.69              1.70              1.76             1.69            1.68
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                             7.18              8.59              9.39             9.38            8.38
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     81                80                72               64              91
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $214,915          $183,364          $160,798         $128,567        $108,253
------------------------------------------------------------------------------------------------------------------------------

(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
    31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
  + Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 1/31

CLASS I                                                2004             2003            2002            2001            2000

Net asset value, beginning of period                  $3.52            $3.78           $4.43           $4.95           $5.21
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)

  Net investment income                               $0.30            $0.33           $0.42           $0.48           $0.48
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     0.47            (0.24)          (0.64)          (0.52)          (0.24)
----------------------------------------------       ------           ------          ------          ------          ------
Total from investment operations                      $0.77            $0.09          $(0.22)         $(0.04)          $0.24
----------------------------------------------       ------           ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                         $(0.31)          $(0.35)         $(0.42)         $(0.48)         $(0.48)
----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                     --               --           (0.01)          (0.00)+         (0.02)
----------------------------------------------       ------           ------          ------          ------          ------
Total distributions declared to shareholders         $(0.31)          $(0.35)         $(0.43)         $(0.48)         $(0.50)
----------------------------------------------       ------           ------          ------          ------          ------
Net asset value, end of period                        $3.98            $3.52           $3.78           $4.43           $4.95
----------------------------------------------       ------           ------          ------          ------          ------
Total return (%)                                      22.88             2.66           (4.99)          (0.57)           4.68
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:

Expenses##                                             0.69             0.70            0.76            0.70            0.68
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                               8.03             9.58           10.43           10.39            9.38
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       81               80              72              64              91
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)           $93,887          $26,373         $19,352         $22,128         $17,916
----------------------------------------------------------------------------------------------------------------------------

(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
    31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
  + Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                                        YEAR ENDED            PERIOD ENDED
CLASS R1                                                                  1/31/04               1/31/03*

Net asset value, beginning of period                                       $3.52                  $3.50
----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                    $0.28                  $0.02
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                                      0.48                   0.03
-------------------------------------------------------------------     --------               --------
Total from investment operations                                           $0.76                  $0.05
-------------------------------------------------------------------     --------               --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                              $(0.30)                $(0.03)
-------------------------------------------------------------------     --------               --------
Net asset value, end of period                                             $3.98                  $3.52
-------------------------------------------------------------------     --------               --------
Total return (%)                                                           22.29                   1.32++
----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                                  1.20                   1.20+
----------------------------------------------------------------------------------------------------------
Net investment income                                                       7.46                   7.97+
----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                            81                     80
----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $1,359                    $40
----------------------------------------------------------------------------------------------------------

* For the period from the inception of Class R1 shares, December 31, 2002, through January 31, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

                                                                    PERIOD ENDED
                                                                        1/31/04*

CLASS R2

Net asset value, beginning of period                                     $3.85
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income                                                   $0.07
--------------------------------------------------------------------------------
 Net realized and unrealized gain on investments and foreign
   currency                                                               0.13
-------------------------------------------------------------------     ------
Total from investment operations                                         $0.20
-------------------------------------------------------------------     ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                            $(0.07)
-------------------------------------------------------------------     ------
Net asset value, end of period                                           $3.98
-------------------------------------------------------------------     ------
Total return (%)                                                          5.32++
--------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                                1.43+
--------------------------------------------------------------------------------
Net investment income                                                     7.07+
--------------------------------------------------------------------------------
Portfolio turnover                                                          81
--------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                  $42
--------------------------------------------------------------------------------

 * For the period from the inception of Class R2 shares, October 31, 2003, through January 31, 2004.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount per share realized and unrealized gains and losses at such time.

See notes to financial statements.

Financial Highlights - continued

                                                                         YEAR ENDED           PERIOD ENDED
CLASS 529A                                                                1/31/04               1/31/03*

Net asset value, beginning of period                                       $3.52                  $3.43
----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                    $0.28                  $0.13
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                                      0.47                   0.12

-------------------------------------------------------------------     --------               --------
Total from investment operations                                           $0.75                  $0.25
-------------------------------------------------------------------     --------               --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                              $(0.29)                $(0.16)
-------------------------------------------------------------------     --------               --------
Net asset value, end of period                                             $3.98                  $3.52
-------------------------------------------------------------------     --------               --------
Total return (%)(+)                                                        22.16                   7.39++
----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                                  1.30                   1.30+
----------------------------------------------------------------------------------------------------------
Net investment income                                                       7.42                   8.66
----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                            81                     80
----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $406                    $53
----------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529A shares, July 31, 2002, through January 31, 2003.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                                                         YEAR ENDED           PERIOD ENDED
CLASS 529B                                                                1/31/04               1/31/03*

Net asset value, beginning of period                                       $3.52                  $3.43
----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                    $0.25                  $0.11
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                                      0.48                   0.13
-------------------------------------------------------------------     --------               --------
Total from investment operations                                           $0.73                  $0.24
-------------------------------------------------------------------     --------               --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                              $(0.27)                $(0.15)
-------------------------------------------------------------------     --------               --------
Net asset value, end of period                                             $3.98                  $3.52
-------------------------------------------------------------------     --------               --------
Total return (%)                                                           21.39                   7.04++
----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                                  1.95                   1.95+
----------------------------------------------------------------------------------------------------------
Net investment income                                                       6.80                   8.37+
----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                            81                     80
----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $119                    $31
----------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class 529B shares, July 31, 2002, through January 31, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                                         YEAR ENDED           PERIOD ENDED
CLASS 529C                                                                1/31/04               1/31/03*

Net asset value, beginning of period                                       $3.53                  $3.44
----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                    $0.26                  $0.13
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                                      0.47                   0.11
-------------------------------------------------------------------     --------               --------
Total from investment operations                                           $0.73                  $0.24
-------------------------------------------------------------------     --------               --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                              $(0.27)                $(0.15)
-------------------------------------------------------------------     --------               --------
Net asset value, end of period                                             $3.99                  $3.53
-------------------------------------------------------------------     --------               --------
Total return (%)                                                           21.35                   7.02++
----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                                  1.95                   1.95+
----------------------------------------------------------------------------------------------------------
Net investment income                                                       6.79                   8.05+
----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                            81                     80
----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $189                    $43
----------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class 529C shares, July 31, 2002, through January 31, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Bonds and other fixed income securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. The fund may also fair value foreign equity securities in cases where closing market prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with remaining maturities in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - The fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 30 days following the acquisition (either by purchase or exchange) of certain fund shares made on or after May 3, 2004. These fees will be accounted for as an addition to paid-in-capital. See the prospectus for details.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, defaulted bonds, amortization and accretion on debt securities.

The tax character of distributions declared for the years ended January 31, 2004 and January 31, 2003 was as follows:

                                                    1/31/04            1/31/03
Distributions declared from:

------------------------------------------------------------------------------
  Ordinary income                              $129,145,209       $118,233,379
------------------------------------------------------------------------------

During the year ended January 31, 2004 accumulated distributions in excess of net investment income increased by $430,087, accumulated net realized loss on investments and foreign currency transactions decreased by $16,880,284, and paid-in capital decreased by $16,450,197 due to differences between book and tax accounting for currency transactions, and amortization and accretion on debt securities, defaulted bonds and capital losses. At January 31, 2004, distributions in excess of realized gain on investments and currency transactions and realized loss on investments and foreign currency transactions under book accounting were different from tax accounting due to temporary differences in accounting for wash sales, currency forwards, and defaulted bonds. This change had no effect on the net asset value per share.

As of January 31, 2004 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                          $9,741,230
      ------------------------------------------------------------------
      Capital loss carryforward                            (349,666,815)
      ------------------------------------------------------------------
      Post October capital loss deferral                     (7,582,097)
      ------------------------------------------------------------------
      Unrealized depreciation                                (8,718,740)
      ------------------------------------------------------------------
      Other temporary differences                           (16,611,707)
      ------------------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration:

      EXPIRATION DATE

      January 31, 2007                                     $(17,432,351)
      ------------------------------------------------------------------
      January 31, 2008                                      (10,853,391)
      ------------------------------------------------------------------
      January 31, 2009                                      (24,778,024)
      ------------------------------------------------------------------
      January 31, 2010                                     (137,538,425)
      ------------------------------------------------------------------
      January 31, 2011                                     (159,064,624)
      ------------------------------------------------------------------
      January 31, 2012                                               --
      ------------------------------------------------------------------
      Total                                               $(349,666,815)
      ------------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

      First $1.4 billion of average net assets                     0.46%
      ------------------------------------------------------------------
      In excess of $1.4 billion of average net assets              0.44%
      ------------------------------------------------------------------

As part of the settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the fund's management fee on average net assets in excess of $1.4 billion to 0.39% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

Management fees incurred for the year ended January 31, 2004 were 0.46% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees' compensation is a net increase of $19,543 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $9,556 for inactive Trustees for the year ended January 31, 2004.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

      First $2 billion                                           0.0175%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0130%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0005%
      ------------------------------------------------------------------

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $317,948 and $2,244 for the year ended January 31, 2004, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2
Distribution Fee                           0.10%           0.75%           0.75%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------
Service Fee                                0.25%           0.25%           0.25%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                    0.35%           1.00%           1.00%           0.50%           0.50%
----------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 529C
Distribution Fee                           0.25%           0.75%           0.75%
--------------------------------------------------------------------------------
Service Fee                                0.25%           0.25%           0.25%
--------------------------------------------------------------------------------
Total Distribution Plan                    0.50%           1.00%           1.00%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended
January 31, 2004, amounted to:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Service Fee Retained by MFD             $106,702          $2,173          $1,276              $4             $--
------------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 429C
Service Fee Retained by MFD                 $146              $6             $28
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended January 31, 2004, were as follows:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2
Effective Annual Percentage Rates          0.30%           1.00%           1.00%           0.50%           0.50%
------------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 529C
Effective Annual Percentage Rates          0.35%           1.00%           1.00%
--------------------------------------------------------------------------------

A portion of the Class A distribution fee is currently being paid by the fund. Payment of the remaining of the 0.05% per annum Class A distribution fee is currently not imposed and will be implemented on such date as the Trustees of the fund may determine.

A portion of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% per annum Class 529A distribution fee is currently not imposed and will be implemented on such date as the Trustees of the fund may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended January 31, 2004, were as follows:

                                         CLASS A         CLASS B         CLASS C      CLASS 529B      CLASS 529C
Contingent Deferred Sales
Charges Imposed                         $886,046        $892,005         $70,035             $--             $--
----------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.25% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%, which amounted to $1,801,859 for the year ended January 31, 2004. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets. MFSC is also reimbursed by the fund for out-of-pocket expenses that amounted to $850,621 for the year ended January 31, 2004.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,382,939,503 and $1,252,099,206, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

       Aggregate cost                                   $1,691,973,453
       ---------------------------------------------------------------
       Gross unrealized appreciation                      $121,616,554
       ---------------------------------------------------------------
       Gross unrealized depreciation                       (85,717,206)
       ---------------------------------------------------------------
       Net unrealized appreciation                         $35,899,348
       ---------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Year ended 1/31/04                     Year ended 1/31/03
                                        SHARES              AMOUNT             SHARES              AMOUNT

CLASS A SHARES
Shares sold                          263,429,037        $975,201,278        172,131,906        $605,274,892
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                         13,148,655          49,086,946         11,139,531          39,541,998
------------------------------------------------------------------------------------------------------------
Shares reacquired                   (260,225,852)       (975,175,194)      (162,168,856)       (578,606,040)
------------------------------------------------------------------------------------------------------------
Net increase                          16,351,840         $49,113,030         21,102,581         $66,210,850
------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                           39,953,134        $148,493,538         47,525,171        $168,253,354
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                          5,260,172          19,632,842          5,061,712          18,022,151
------------------------------------------------------------------------------------------------------------
Shares reacquired                    (43,703,120)       (164,021,969)       (52,110,785)       (186,284,014)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)                1,510,186          $4,104,411            476,098        $(8,509)***
------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                           39,363,788        $146,852,010         46,056,918        $163,295,533
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                          2,695,233          10,072,343          1,973,480           7,045,104
------------------------------------------------------------------------------------------------------------
Shares reacquired                    (40,186,145)       (150,393,766)       (38,522,898)       (139,892,598)
------------------------------------------------------------------------------------------------------------
Net increase                           1,872,876          $6,530,587          9,507,500         $30,448,039
------------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                           16,395,513         $61,976,872          4,106,294         $14,231,462
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                          1,011,179           3,809,085            318,132           1,127,306
------------------------------------------------------------------------------------------------------------
Shares reacquired                     (1,299,110)         (4,861,745)        (2,048,339)         (7,365,064)
------------------------------------------------------------------------------------------------------------
Net increase                          16,107,582         $60,924,212          2,376,087          $7,993,704
------------------------------------------------------------------------------------------------------------

                                             Year ended 1/31/04                    Period ended 1/31/03*
                                        SHARES              AMOUNT             SHARES              AMOUNT
CLASS R1 SHARES
Shares sold                              378,986          $1,440,673             11,439             $40,092
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                              8,675              33,018                 --                  --
------------------------------------------------------------------------------------------------------------
Shares reacquired                        (57,996)           (219,929)                --                  --
------------------------------------------------------------------------------------------------------------
Net increase                             329,665          $1,253,762             11,439             $40,092
------------------------------------------------------------------------------------------------------------

                                          Period ended 1/31/04****
                                         SHARES              AMOUNT

CLASS R2 SHARES
Shares sold                               10,394             $40,020
--------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions             135                 527
--------------------------------------------------------------------
Net increase                              10,529             $40,547
--------------------------------------------------------------------
                                             Year ended 1/31/04                   Period ended 1/31/03**
                                         SHARES              AMOUNT             SHARES              AMOUNT

CLASS 529A SHARES
Shares sold                               91,513            $344,021             14,925             $51,744
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                              4,463              16,834                150                 520
------------------------------------------------------------------------------------------------------------
Shares reacquired                         (8,855)            (35,102)               (68)               (235)
------------------------------------------------------------------------------------------------------------
Net increase                              87,121            $325,753             15,007             $52,029
------------------------------------------------------------------------------------------------------------

CLASS 529B SHARES
Shares sold                               20,449             $77,682              8,792             $30,752
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                              1,044               3,939                 69                 240
------------------------------------------------------------------------------------------------------------
Shares reacquired                           (386)             (1,493)               (63)               (218)
------------------------------------------------------------------------------------------------------------
Net increase                              21,107             $80,128              8,798             $30,774
------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES
Shares sold                               33,329            $125,486             12,221             $42,851
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                              1,873               7,079                 83                 287
------------------------------------------------------------------------------------------------------------
Shares reacquired                            (41)               (163)               (62)               (216)
------------------------------------------------------------------------------------------------------------
Net increase                              35,161            $132,402             12,242             $42,922
------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class R1, December 31, 2002, through January 31, 2003.
  ** For the period from the inception of Class 529A, 529B, and 529C, July 31, 2002, through January 31,
     2003.
 *** The net capital stock share activity is not in accordance with the net amount because of the timing of purchases and sales of capital stock shares and the net asset value per share at such time.
**** For the period from the inception of Class R2, October 31, 2003, through January 31, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $14,887 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

----------
SALES
----------

                   CONTRACTS TO                                   NET UNREALIZED
                    DELIVER/        IN EXCHANGE     CONTRACTS      APPRECIATION
SETTLEMENT DATE     RECEIVE            FOR            VALUE       (DEPRECIATION)

     3/17/04     EUR  17,486,045   $22,102,361     $21,749,713       $352,648
     3/17/04     GBP   1,800,000     3,256,200       3,265,600         (9,400)
     3/17/04     EUR   1,800,000     2,273,760       2,238,899         34,861
                                   -----------     -----------       --------
                                   $27,632,321     $27,254,212       $378,109
                                   ===========     ===========       ========

At January 31, 2004 the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the investment adviser to the fund, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately
$25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley), settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its allocation of brokerage commissions and revenue-sharing arrangements with various distributors of its products, including Morgan Stanley, and relating to the effectiveness of the disclosure of such practices to the boards of trustees of the various MFS funds and in the funds' Statements of Additional Information. MFS is pursuing a possible settlement of these allegations. MFS believes that any settlement could include MFS being sanctioned and MFS' payment of compensation or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust III and the Shareholders of MFS High Income Fund:

We have audited the accompanying statement of assets and liabilities of MFS High Income Fund (a series of MFS Series Trust III), including the portfolio of investments, as of January 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS High Income Fund as of January 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 16, 2004

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust III, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JOHN W. BALLEN(2)(5) (born 09/12/59)                     DAVID H. GUNNING(4) (born 05/30/42)
Trustee and President                                    Trustee
Massachusetts Financial Services Company, Chief          Cleveland-Cliffs Inc. (mining products and service
Executive Officer and Director                           provider), Vice Chairman/Director (since April
                                                         2001); Encinitos Ventures (private investment
ROBERT J. MANNING(2)(7) (born 10/20/63)                  company), Principal (1997 to April 2001); Lincoln
Trustee                                                  Electric Holdings, Inc. (welding equipment
Massachusetts Financial Services Company, Chief          manufacturer), Director; Southwest Gas Corporation
Executive Officer, President, Chief Investment           (natural gas distribution company), Director
Officer and Director
                                                         WILLIAM R. GUTOW (born 09/27/41)
KEVIN R. PARKE(2)(5) (born 12/14/59)                     Trustee
Trustee                                                  Private investor and real estate consultant;
Massachusetts Financial Services Company,                Capitol Entertainment Management Company (video
President, Chief Investment Officer and Director         franchise), Vice Chairman

ROBERT C. POZEN(2)(7) (born 08/08/46)                    AMY B. LANE(4) (born 02/08/53)
Trustee                                                  Trustee
Massachusetts Financial Services Company, Chairman       Retired; Merrill Lynch & Co., Inc., Managing
(since February 2004); Harvard Law School                Director, Investment Banking Group (1997 to
(education), John Olin Visiting Professor (since         February 2001); Borders Group, Inc. (book and
July 2002); Secretary of Economic Affairs, The           music retailer), Director; Federal Realty
Commonwealth of Massachusetts (January 2002 to           Investment Trust (real estate investment trust),
December 2002); Fidelity Investments, Vice               Trustee
Chairman (June 2000 to December 2001); Fidelity
Management & Research Company (investment                ABBY M. O'NEILL(3) (born 04/27/28)
adviser), President (March 1997 to July 2001); The       Trustee
Bank of New York (financial services), Director;         Private investor; Rockefeller Financial Services,
Bell Canada Enterprises (telecommunications),            Inc. (investment advisers), Chairman and Chief
Director; Telesat (satellite communications),            Executive Officer
Director.
                                                         LAWRENCE T. PERERA (born 06/23/35)
JEFFREY L. SHAMES(2)(6) (born 06/02/55)                  Trustee
Trustee                                                  Hemenway & Barnes (attorneys), Partner
Massachusetts Financial Services Company, Chairman
                                                         WILLIAM J. POORVU (born 04/10/35)
INDEPENDENT TRUSTEES                                     Trustee
J. ATWOOD IVES (born 05/01/36)                           Private investor; Harvard University Graduate
Co-Chair                                                 School of Business Administration, Class of 1961
Private investor; KeySpan Corporation (energy            Adjunct Professor in Entrepreneurship Emeritus;
related services), Director; Eastern Enterprises         CBL & Associates Properties, Inc. (real estate
(diversified services company), Chairman, Trustee        investment trust), Director
and Chief Executive Officer (until November 2000)
                                                         J. DALE SHERRATT (born 09/23/38)
WARD SMITH (born 09/13/30)                               Trustee
Co-Chair                                                 Insight Resources, Inc. (acquisition planning
Private investor                                         specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
LAWRENCE H. COHN, M.D. (born 03/11/37)                   General Partner (since 1993); Cambridge
Trustee                                                  Nutraceuticals (professional nutritional
Brigham and Women's Hospital, Chief of Cardiac           products), Chief Executive Officer (until May
Surgery; Harvard Medical School, Professor of            2001)
Surgery
                                                         ELAINE R. SMITH (born 04/25/46)
                                                         Trustee
                                                         Independent health care industry consultant

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Resigned on February 13, 2004.
(7) Appointed Trustee on February 24, 2004.


Trustees and Officers - continued

OFFICERS
JOHN W. BALLEN(2) (born 09/12/59)                        RICHARD M. HISEY (born 08/29/58)
Trustee and President                                    Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Senior
Executive Officer and Director                           Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JAMES R. BORDEWICK, JR. (born 03/06/59)                  July 2002); Lexington Global Asset Managers, Inc.,
Assistant Secretary and Assistant Clerk                  Executive Vice President and Chief Financial
Massachusetts Financial Services Company, Senior         Officer (prior to September 2000); Lexington
Vice President and Associate General Counsel             Funds, Treasurer (prior to September 2000)

STEPHEN E. CAVAN(4) (born 11/06/53)                      ROBERT J. MANNING(3) (born 10/20/63)
Secretary and Clerk                                      President
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Chief
Vice President, General Counsel and Secretary            Executive Officer, President, Chief Investment
                                                         Officer and Director
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company, Vice
Harriman & Co., Senior Vice President (November          President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President             JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                 Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
ROBERT R. FLAHERTY (born 09/18/63)                       Vice President
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Mr. Shames has served as a Trustee of the Trust continually since originally appointed until February 13,
2004. Messrs. Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Mr. Gutow has served as a Trustee of the Trust since
August 1, 2001. Messrs. Cohn, Sherratt and Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee from January
1, 2002, until February 6, 2004, and Mr. Parke served as a Trustee of the Trust from January 1, 2002, until
February 6, 2004. Ms. O'Neill retired on December 31, 2003. Mr. Gunning and Ms. Lane have served as Trustees of the Trust since January 27, 2004. Messrs. Manning and Pozen have served as Trustees of the Trust since
February 24, 2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              AUDITORS
MFS Fund Distributors, Inc.                              Deloitte & Touche LLP
500 Boylston Street, Boston, MA                          200 Berkeley Street, Boston, MA
02116-3741                                               02116

PORTFOLIO MANAGER
John Addeo(1)

(1) MFS Investment Management
(2) Resigned on February 6, 2004.
(3) Appointed President on February 6, 2004.
(4) Resigned March 15, 2004.

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus for any MFS product can be obtained from your investment professional. The prospectus contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees and charges involved, as well as other information about the fund. You should consider this information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

For the year ended January 31, 2003, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 1.02%.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             MFH-ANN-3/04 142M

MFS(R) Mutual Funds

ANNUAL REPORT 1/31/04

MFS(R) MUNICIPAL HIGH
INCOME FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements. Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) MUNICIPAL HIGH INCOME FUND

The fund seeks high current income exempt from federal income taxes by investing primarily in municipal bonds and notes which may be of medium and lower quality.

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To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit mfs.com.
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TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           3
----------------------------------------------------
MANAGEMENT REVIEW                                  4
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              38
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     46
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      58
----------------------------------------------------
TRUSTEES AND OFFICERS                             59
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       61
----------------------------------------------------
FEDERAL TAX INFORMATION                           62
----------------------------------------------------
CONTACT INFORMATION                               63

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LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As the firm's new Chief Executive Officer, I want to assure you that the responsibility of managing other people's money is one that we have taken very seriously for 80 years. I want to thank you for your continued trust in MFS(R) and tell you about the series of actions we are undertaking since our recent settlement with regulators to set a new standard in the industry for corporate governance, compliance, and serving shareholder interests.

As you may know, in early February MFS reached agreement with federal and state regulators to settle their administrative proceedings against MFS in connection with market timing and related issues. We regret the concerns raised by the proceedings for our clients and are pleased to have reached a settlement that will fully reimburse fund shareholders for any harm that occurred.

As part of our ongoing efforts to earn and maintain your trust, we have put our policies and practices under an intensive internal review. We have enhanced our management team and strengthened controls around market timing and excessive trading. At the same time, we have taken a series of actions to strengthen the management and governance structure of the funds and tighten our business practices. We will be communicating more about these actions in the coming weeks, but I'd like to highlight the recent management changes.

In early February, Robert Pozen joined MFS as non-executive Chairman.
Bob, a seasoned veteran of the mutual fund industry, has held prior positions as president of Fidelity Management & Research Company, Associate General Counsel of the Securities and Exchange Commission, and a visiting professor at Harvard Law School. He authored the industry's bible, The Mutual
Fund Business.

In an effort to develop and implement policies that set new standards in fund governance, regulatory compliance, and shareholder protection, MFS has hired two new senior executives. Jeffrey Carp is joining us as General Counsel with responsibility for all of our legal affairs. Previously he was a senior partner with the law firm of Hale and Dorr LLP, and he brings more than 22 years of experience in mutual fund, securities, and corporate law. Also joining MFS in the new position of Chief Regulatory Officer is Maria Dwyer, who is returning to the firm after eight years as a senior executive at Fidelity. At MFS, Maria will be in charge of compliance, internal audit, and fund treasury. Both Jeffrey and Maria join our Management Committee, the firm's highest executive body.

As Chief Investment Officer, my focus is on ensuring that our portfolio teams continue to work together and tap into all the resources available to them to help deliver the best possible investment performance.

By strengthening our business and governance practices we believe we have an unprecedented opportunity to set a new standard in the mutual fund industry. As the inventor of the open-end mutual fund in America in 1924, MFS has a tradition and culture of innovation. We believe that it is time for the industry to move beyond what is required by law in order to demonstrate that our first commitment is to our shareholders.

As I look ahead, I do so with confidence. The collaboration among teams of MFS employees, many of whom have worked at the firm for their entire careers, will continue as they remain singularly focused on dedication to our clients. It has been our sincere privilege to serve you, and we thank you for the confidence that you have shown in MFS.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer
    MFS Investment Management(R)

    February 27, 2004

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as non-executive Chairman. Also, on February 6, 2004, Robert J. Manning was appointed Chief Executive Officer, President, and Chief Investment Officer.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

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MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

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MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

During the 12-month period ended January 31, 2004, interest rates in many developed nations fell to historical lows. By late in the period, however, an improving global economy began to put upward pressure on rates, and Australia and the United Kingdom became the first major developed nations to raise rates. In the United States, the U.S. Federal Reserve Board (the Fed) cut the federal funds rate to 1% in June of 2003 and kept short-term rates at that four-decade low through the end of period.

However, long-term U.S. Treasury rates -- which are largely determined by investor sentiment -- rose modestly for the period as a whole and experienced sharp volatility in the spring and summer. Ten-year rates fell when the Fed, after its May 2003 meeting, expressed a strong desire to keep rates low and implied that it might use some unconventional strategies to do so -- such as buying longer-term bonds. Then long-term rates shot up in late June and July after the Fed lowered the short-term rate by only a quarter-point at its June meeting. In our view, that quarter-point move disappointed a market that had expected a half-point drop, and many investors read the quarter-point move as a sign that perhaps the economy was improving faster than the Fed had expected. By the end of the period, rates for Treasury bonds with maturities ranging from two though 30 years were modestly higher (and prices lower) than at the start of the period.

In contrast, U.S. corporate bonds generally benefited from an accelerating recovery. Growth in GDP (gross domestic product), employment, and other economic measures pointed toward improving corporate bond fundamentals (factors such as earnings, cash flow growth, and credit quality).

In response, we believe investors became less risk averse. The "flight to quality" that had characterized the bond market in late 2002 and into the spring of 2003 began to fade. With Treasury yields, as well as municipal yields, at four-decade lows, investors during the period sought out securities offering higher yields. This search for incremental yield also took place in the municipal bond market as riskier, lower-rated bonds -- including non-rated municipal high-yield issues -- delivered strong performance and outperformed higher-rated debt. (Principal and interest of U.S. Treasury securities, however, are guaranteed by the U.S. government if held to maturity.)

Municipal high-yield issues also benefited from a rally in the municipal market as a whole. In contrast with Treasuries, municipal yields fell over the period and prices rose. We believe one reason for the rally in municipal prices was a tightening of supply in the second half of the period. New issuance had been very strong from early 2002 through mid-2003 as municipalities took advantage of lower rates to refinance their debt. By mid-2003, however, most of the potential refinancing had been completed and new issuance dropped off.

PORTFOLIO QUALITY RATINGS
1/31/04

                "AAA"                         16.1%
                "AA"                           2.7%
                "A"                            4.8%
                "BBB"                         27.7%
                "BB"                           9.7%
                "B"                            2.3%
                "CCC"                          0.9%
                "CC"                           0.2%
                Not Rated                     34.6%
                Other                          1.0%

The portfolio is actively managed, and current holdings may be different.

PERFORMANCE RELATIVE TO THE FUND'S BENCHMARK

For the 12-month period, the fund outperformed its benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index). That outperformance was mainly a product of the fund's relative overweighting in high-yield bonds during a period in which high yield outperformed. The fund had a larger position in "BBB"-rated debt than the Lehman Index. In addition, the fund had significant holdings in below-investment-grade debt (bonds rated lower than BBB), whereas the index does not contain bonds rated below BBB.

However, duration -- a measure of our holdings' sensitivity to interest rate changes -- detracted somewhat from the fund's relative performance. Coming into the period, we believed that interest rates, which were then at near-four-decade lows, were poised to rise modestly over the period. Consequently, we had positioned the fund with a slightly lower sensitivity to rising rates -- a shorter average duration -- than its benchmark. While Treasury rates did indeed rise over the period, municipal rates fell, and our relatively shorter duration proved somewhat negative for performance.

PERFORMANCE RELATIVE TO THE FUND'S LIPPER PEER GROUP

The fund's class A shares slightly outperformed its Lipper peer group, as represented by the Lipper average high yield municipal debt fund. The fund's B and C shares, however, underperformed the Lipper average over the period. Duration, credit quality, and holdings in specific sectors were the key factors affecting relative performance.

The fund's duration was modestly short relative to that of its Lipper peers. Being short on duration hurt performance against the fund's peer group, because, as mentioned earlier, municipal rates fell over the period.

Credit quality, which helped performance against the Lehman Index, was a negative factor relative to the fund's Lipper peers. Compared with our Lipper high-yield peers, the fund has historically tended to be somewhat higher in credit quality -- overweighted in investment-grade debt and underweighted in bonds rated below BBB. While we feel that strategy leads to lower risk and competitive returns over the longer term, our higher overall bond quality hurt performance against our Lipper peers over the period, as lower-rated issues performed well.

The fund's exposure to housing bonds was an area of relative outperformance. As mortgage rates fell for much of the period, the risk of prepayment - from homeowners refinancing their mortgages at lower rates - caused the housing sector as a whole to underperform the broad market. However, our allocation to the sector was largely in PAC ("planned amortization class") issues that were protected from prepayments, and our preference for PAC issues helped us perform well in the sector.

The fund's underweighting in tobacco bonds also helped performance slightly over the period. Tobacco bonds are state bonds backed by payments under the Master Settlement Agreement (MSA) between the states and the major tobacco companies, in which the states agreed to drop their lawsuits against the firms in return for a series of payments. During the period, negative outcomes in some other lawsuits cast doubt upon the tobacco industry's ability to continue payments under the MSA. This doubt caused tobacco bonds to fall in price. While the fund was underweighted in the sector, we maintained some exposure because we felt the relatively high yields in the sector did compensate investors for the risk involved.

Finally, the fund's underweighting in airline bonds, which helped performance in 2002, proved negative for performance over the period. In March of 2003, American Airlines was able to restructure its labor contracts and avoid bankruptcy at the eleventh hour. We believe investors then jumped to the conclusion that the airline industry as a whole would be able to restructure its financial situation without going through bankruptcies.

As a result, airline bonds rose sharply and funds that were overweighted in airline debt outperformed. However, at the end of the period most airlines were still losing money. In our view, the industry may still need to go through a difficult period of financial restructuring. We continue to believe that underweighting airline bonds is a better, less risky strategy over the longer term.

    Respectfully,

/s/ Michael W. Roberge                          /s/ Geoffrey L. Schechter

    Michael W. Roberge                              Geoffrey L. Schechter
    Portfolio Manager                               Portfolio Manager

Note to shareholders: Effective shortly after the end of the period, on February 17, 2004, Geoffrey L. Schechter became the sole manager of the fund. Previously, he had co-managed the fund with Michael W. Roberge.

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Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment- related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.
-------------------------------------------------------------------------------

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

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PERFORMANCE SUMMARY THROUGH 1/31/04
-------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET
  VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended 1/31/04.)

                            MFS Municipal       Lehman Brothers
                          High Income Fund         Municipal
                            -- Class A             Bond Index

              1/94           $ 9,525              $10,000
              1/96            10,738               11,096
              1/98            12,241               12,687
              1/00            12,262               13,039
              1/02            14,190               15,643
              1/04            16,082               17,850

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                        Class
   Share class      inception date     1-yr       3-yr       5-yr      10-yr
------------------------------------------------------------------------------
        A             2/24/1984          7.98%      6.35%      4.48%     5.38%
------------------------------------------------------------------------------
        B              9/7/1993          7.15%      5.47%      3.63%     4.45%
------------------------------------------------------------------------------
        C             9/25/1998          6.91%      5.29%      3.44%     4.82%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative Benchmarks                 1-yr       3-yr       5-yr      10-yr
------------------------------------------------------------------------------
Average high-yield municipal debt
fund+                                    7.89%      5.83%      3.39%     4.57%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index#                                   6.19%      6.51%      5.70%     5.97%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

Share class
------------------------------------------------------------------------------
        A                                2.85%      4.64%      3.46%     4.87%
------------------------------------------------------------------------------
        B                                3.15%      4.57%      3.31%     4.45%
------------------------------------------------------------------------------
        C                                5.91%      5.29%      3.44%     4.82%
------------------------------------------------------------------------------

--------------------
Cumulative without
sales charge
--------------------

------------------------------------------------------------------------------
        A                                7.98%     20.29%     24.48%    68.84%
------------------------------------------------------------------------------
        B                                7.15%     17.33%     19.50%    54.60%
------------------------------------------------------------------------------
        C                                6.91%     16.73%     18.40%    60.12%
------------------------------------------------------------------------------
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS MUNICIPAL BOND INDEX - a broad measure of the municipal bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC.

Effective May 3, 2004, the fund will charge a 2% redemption fee on proceeds from shares redeemed (either by redeeming or exchanging) within 30 days of acquiring (either by purchasing or exchanging) fund shares. See the prospectus for complete details.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

A small portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS - 1/31/04
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------
Municipal Bonds - 96.8%
-----------------------------------------------------------------------------------------------------
Airport and Port Revenue - 0.7%
-----------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., RITES,
FSA, 9.985s, 2022+(+)                                                  $6,250              $7,253,625
-----------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., RITES, AMBAC,
10.71s, 2017+(+)                                                        2,500               3,079,000
-----------------------------------------------------------------------------------------------------
                                                                                          $10,332,625
-----------------------------------------------------------------------------------------------------
Chemicals - 1.2%
-----------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow
Chemical Co.), 5.7s, 2033                                              $5,000              $5,351,600
-----------------------------------------------------------------------------------------------------
Power County, ID, Pollution Control Rev. (FMC Corp.),
5.625s, 2014                                                            1,000                 959,070
-----------------------------------------------------------------------------------------------------
Red River Authority of Texas, Pollution Control Rev.
(Celanese Project), 6.7s, 2030                                          6,000               6,415,200
-----------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC
Corp.), 7s, 2024                                                        3,835               3,877,760
-----------------------------------------------------------------------------------------------------
                                                                                          $16,603,630
-----------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 3.1%
-----------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375s, 2014                                         $855              $1,028,847
-----------------------------------------------------------------------------------------------------
Delaware County, OH, 6.25s, 2020                                        1,000               1,197,870
-----------------------------------------------------------------------------------------------------
Hidalgo County, TX, AMBAC, 6s, 2016                                     1,010               1,187,871
-----------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25s, 2019                                  3,500               4,174,695
-----------------------------------------------------------------------------------------------------
Little Rock, AR, Capital Improvement Rev., 5.7s, 2018                     895                 921,197
-----------------------------------------------------------------------------------------------------
Los Angeles, CA, RITES, FGIC, 9.1s, 2015+(+)                            5,310               6,813,367
-----------------------------------------------------------------------------------------------------
New York City, NY, 6.125s, 2006(++)                                     3,915               4,330,890
-----------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.875s, 2024                                   7,000               7,741,510
-----------------------------------------------------------------------------------------------------
New York City, NY, 6.125s, 2025                                         1,085               1,180,220
-----------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 6.125s, 2025                                   8,000               9,115,200
-----------------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES, 8.566s, 2017+(+)           2,300               2,589,892
-----------------------------------------------------------------------------------------------------
State of Massachusetts, ROLs, 9.74s, 2017+(+)                           2,000               2,634,880
-----------------------------------------------------------------------------------------------------
West Warwick, RI, 7.45s, 2013                                             535                 552,628
-----------------------------------------------------------------------------------------------------
                                                                                          $43,469,067
-----------------------------------------------------------------------------------------------------

General Obligations - Improvement - 1.0%
-----------------------------------------------------------------------------------------------------
Birmingham, AL, 5.75s, 2019                                            $1,000              $1,133,190
-----------------------------------------------------------------------------------------------------
District of Columbia, 6s, 2007(++)                                      5,000               5,768,900
-----------------------------------------------------------------------------------------------------
Manchester, NH, 5.875s, 2009(++)                                        2,325               2,734,828
-----------------------------------------------------------------------------------------------------
New Lenox, IL, Community Park Development Authority,
8.25s, 2004(++)                                                         3,510               3,703,436
-----------------------------------------------------------------------------------------------------
                                                                                          $13,340,354
-----------------------------------------------------------------------------------------------------
General Obligations - Schools - 2.4%
-----------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, RITES, FGIC,
9.054s, 2020+(+)                                                       $7,910              $9,756,827
-----------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6s, 2016                           1,700               1,989,748
-----------------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES, PSF,
9.066s, 2017+(+)                                                        5,000               5,836,200
-----------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, 6.5s, 2017                             1,355               1,623,791
-----------------------------------------------------------------------------------------------------
Kane Cook & Dupage County, IL, FSA, 6.375s, 2019                        1,255               1,487,489
-----------------------------------------------------------------------------------------------------
Lake County, IL, FGIC, 6s, 2020                                         2,500               2,864,000
-----------------------------------------------------------------------------------------------------
McHenry & Lake Counties, IL, FSA, 6.125s, 2018                          1,700               1,990,275
-----------------------------------------------------------------------------------------------------
State of Florida Board of Education, RITES, FGIC,
9.089s, 2012+(+)                                                        1,500               1,930,680
-----------------------------------------------------------------------------------------------------
State of Florida Board of Education, RITES, FGIC,
9.089s, 2013+(+)                                                        5,000               6,420,400
-----------------------------------------------------------------------------------------------------
                                                                                          $33,899,410
-----------------------------------------------------------------------------------------------------
Health Care Revenue - Hospitals - 19.8%
-----------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority
Rev. (South Hills Health System), 6.75s, 2025                          $1,200              $1,221,264
-----------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority
Rev. (West Penn Allegheny Health), 9.25s, 2022                          3,360               3,647,414
-----------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority
Rev. (West Penn Allegheny Health), 9.25s, 2030                          6,100               6,621,794
-----------------------------------------------------------------------------------------------------
Athens County, OH, Hospital Facilities Rev. (O'Bleness
Memorial), 7.125s, 2033                                                 2,500               2,538,250
-----------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority
Rev. (Thomas Hospital), 6.75s, 2015                                       500                 516,025
-----------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority
Rev. (Thomas Hospital), 5.75s, 2027                                     1,900               1,808,648
-----------------------------------------------------------------------------------------------------
Batesville, AR, Medical District Rev. (White River
Medical Center), 5.5s, 2024                                               250                 252,955
-----------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.6s, 2021                            2,250               2,280,825
-----------------------------------------------------------------------------------------------------
Brookhaven, NY, Industrial Development Agency Rev.
(Memorial Hospital Medical Center Inc.), 8.25s, 2030                    2,500               2,661,500
-----------------------------------------------------------------------------------------------------
Chautauqua County, NY, Civic Facilities Rev. (Woman's
Christian Assn.), 6.35s, 2017                                           1,355               1,378,916
-----------------------------------------------------------------------------------------------------
Chautauqua County, NY, Civic Facilities Rev. (Woman's
Christian Assn.), 6.4s, 2029                                            3,430               3,344,833
-----------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), 6s, 2013                                              2,180               2,180,872
-----------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), 6.35s, 2013                                           1,550               1,582,736
-----------------------------------------------------------------------------------------------------
Chester County, PA, Health & Education Facilities Rev.
(Chester County Hospital), 6.75s, 2031                                  2,500               2,423,725
-----------------------------------------------------------------------------------------------------
Citrus County, FL, Hospital Development Authority Rev.
(Citrus Memorial Hospital), 6.25s, 2023                                   995               1,024,920
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview
Medical Center), 6s, 2016                                               7,000               7,317,660
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview
Medical Center), , 6.5s, 2020                                             770                 823,584
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625s, 2026                                 2,200               2,434,366
-----------------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development Rev.
(McKenna Memorial Hospital), 6.125s, 2022                               2,000               2,035,820
-----------------------------------------------------------------------------------------------------
Crittenden County, AR, 7.15s, 2025                                      1,165               1,286,824
-----------------------------------------------------------------------------------------------------
Cullman, AL (Cullman Regional Medical Center), 6.5s, 2013               1,395               1,412,103
-----------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton,
Inc.), 7.5s, 2030                                                       5,020               5,578,626
-----------------------------------------------------------------------------------------------------
Delta County, AL, Memorial Hospital District, 5.35s, 2017               1,500               1,510,740
-----------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375s, 2018              3,700               3,688,567
-----------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 6s, 2023                    750                 750,368
-----------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375s, 2028              3,450               3,258,076
-----------------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Authority Rev.
(Medstar University Hospital), 6.875s, 2031                             3,875               4,143,111
-----------------------------------------------------------------------------------------------------
Grand Forks, ND, Health Care Authority Rev. (Altru
Health Systems Obligation Group), 7.125s, 2024                          2,250               2,461,028
-----------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev.
(Adventist/Sunbelt Hospital), 6s, 2031                                  3,000               3,178,170
-----------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Mt. Sinai
Health), FHA, 5.15s, 2037                                               2,500               2,519,975
-----------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev.,
Hospital Authority Rev. (Munster Medical Research
Foundation, Inc.), 6.375s, 2021                                         3,300               3,373,128
-----------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev.,
Hospital Authority Rev. (Munster Medical Research
Foundation, Inc.), 6.375s, 2031                                         8,950               9,088,814
-----------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev.,
Hospital Authority Rev. (Riverview Hospital), 6.125s, 2031              3,750               3,853,425
-----------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.5s, 2020                      5,000               5,273,750
-----------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.625s, 2028                    2,000               2,100,720
-----------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Housing Facilities
Board, Hospital Facilities Rev. (Baptist Health
Systems), 6.5s, 2031                                                    4,700               4,919,678
-----------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health
System of East Texas), 6.875s, 2026                                     1,325               1,348,399
-----------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health
System of East Texas), 5.7s, 2028                                       3,305               3,014,722
-----------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev.
(Mount Clemens General Hospital), 5.75s, 2025                           2,000               1,906,400
-----------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev.
(Mount Clemens General Hospital), 5.875s, 2034                          1,500               1,409,880
-----------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Rev.
(University of Maryland Medical System), 6.75s, 2030                    1,000               1,139,820
-----------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Rev.,
Education Facilities Authority Rev. (Medstar Health),
5.5s, 2033                                                              1,200               1,169,208
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Authority
Rev. (Anna Jaques Hospital), 6.875s, 2012                               2,560               2,581,376
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Authority
Rev. (Caritas Christi Obligation), 6.5s, 2012                           1,500               1,613,850
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Authority
Rev. (Caritas Christi Obligation), 5.7s, 2015                           3,500               3,504,900
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Authority
Rev. (Jordan Hospital), 5.25s, 2018                                     4,600               4,163,000
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Authority
Rev. (Milford Whitinsville Hospital), 6.35s, 2032                       1,450               1,466,863
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Authority
Rev. (North Adams Regional Hospital), 6.625s, 2018                      2,990               2,950,891
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Authority
Rev. (Saints Memorial Medical Center), 6s, 2023                        13,530              12,721,312
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Authority
Rev. (University of Massachusetts), 6.5s, 2021                            500                 523,540
-----------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6s, 2018                     1,200               1,171,008
-----------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai
Medical Center), 6.7s, 2019                                             2,750               2,749,973
-----------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Memorial
Healthcare Center), 5.875s, 2021                                        1,000               1,014,550
-----------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities
Rev. (Rush Medical Foundation, Inc.), 5.375s, 2015                        700                 674,765
-----------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities
Rev. (Rush Medical Foundation, Inc.), 5.625s, 2023                        945                 888,848
-----------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair
Memorial Hospital), 5.625s, 2032                                        1,455               1,465,345
-----------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities Authority
Rev. (Covenant Health), 6.5s, 2017                                      4,660               5,193,057
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Catholic Medical Center), 6.125s, 2032                  1,500               1,526,805
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Littleton Regional Hospital), 5s, 2008                  1,000                 939,030
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Littleton Regional Hospital), 5.9s, 2018                1,750               1,536,308
-----------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority
Rev. (Palisades Medical Center), 6.625s, 2031                           1,115               1,156,801
-----------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority
Rev. (St. Peter's University Hospital), 6.875s, 2030                    4,000               4,335,080
-----------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic
Facilities Rev. (Staten Island University Hospital),
6.375s, 2031                                                            1,485               1,547,414
-----------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic
Facilities Rev. (Staten Island University Hospital),
6.45s, 2032                                                               945                 995,293
-----------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev.
(Ohio Valley Medical Center), 5.75s, 2013                               5,000               4,437,850
-----------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche
County Hospital), 6s, 2014                                              2,400               2,528,904
-----------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authortiy Rev. (Comanche
County Hospital), 6.6s, 2031                                            2,750               2,832,748
-----------------------------------------------------------------------------------------------------
Peninsula Ports Authority Rev. (Whittaker Memorial),
FHA, 8.7s, 2023                                                           495                 609,662
-----------------------------------------------------------------------------------------------------
Philadelphia, PA, Hospital & Higher Education
Facilities Authority Rev., RIBS, FGIC, 9.166s, 2012(+), (++)            2,000               2,085,160
-----------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital
Financing Rev. (Lifespan Obligated Group), 6.5s, 2032                   9,000               9,232,020
-----------------------------------------------------------------------------------------------------
Richardson, TX, Hospital Authority Rev. (Baylor-
Richardson), 5.25s, 2013                                                1,500               1,541,190
-----------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb
Healthcare Systems, Inc.), 6.375s, 2014                                 1,395               1,385,653
-----------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb
Healthcare Systems, Inc.), 6.5s, 2027                                   1,855               1,752,326
-----------------------------------------------------------------------------------------------------
Russell, KY (Franciscan Sisters of the Poor), 8.1s, 2006(++)              360                 404,032
-----------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Hospital Rev.
(Methodist Healthcare), 6s, 2016                                        1,200               1,298,076
-----------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Hospital Rev.
(Methodist Healthcare), 6s, 2017                                        2,000               2,150,340
-----------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Hospital Rev.
(Methodist Healthcare), 6.25s, 2018                                     2,000               2,202,720
-----------------------------------------------------------------------------------------------------
Sierra View, CA, Local Health Care District Rev., 5.4s, 2022            4,000               3,823,280
-----------------------------------------------------------------------------------------------------
South Carolina Jobs Economic Development Authority
Hospital Facilities Rev. (Palmetto Health Alliancea),
6.25s, 2031                                                             2,725               2,790,727
-----------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev.
(Anderson Hospital), 5.375s, 2015                                       1,385               1,403,351
-----------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev.
(Anderson Hospital), 5.5s, 2020                                         1,625               1,601,811
-----------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev.
(Anderson Hospital), 5.625s, 2029                                       4,200               4,114,068
-----------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev.
(Northcrest Medical Center), 5.25s, 2018                                3,500               3,377,465
-----------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev.
(Northcrest Medical Center), 5.375s, 2024                               4,000               3,769,400
-----------------------------------------------------------------------------------------------------
State of Arkansas, Development Finance Authority Rev.
(Washington Regional Medical Center), 7.25s, 2020                       2,500               2,791,475
-----------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Huntington Hospital), 5.875s, 2032                                     2,000               2,037,960
-----------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Southampton Hospital), 7.25s, 2020                                     3,500               3,468,115
-----------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Southampton Hospital), 7.625s, 2030                                    1,500               1,509,795
-----------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee
Memorial Healthcare), 6.25s, 2020                                       4,500               4,478,985
-----------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro
Health Facilities Development Rev. (Wilson N. Jones
Memorial Hospital), 7.2s, 2021                                          4,300               4,347,042
-----------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro
Health Facilities Development Rev. (Wilson N. Jones
Memorial Hospital), 7.25s, 2031                                         2,000               2,019,660
-----------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon
Health System), 6.75s, 2021                                             3,150               3,334,338
-----------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health
Facilities Rev. (Morris Hospital), 6.625s, 2031                         1,900               2,020,726
-----------------------------------------------------------------------------------------------------
Valley, AL, Financing Authority Rev. (Lanier Memorial
Hospital), 5.45s, 2011                                                  1,175               1,170,488
-----------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa
Regional Health Center), 6.25s, 2022                                    2,000               2,070,540
-----------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa
Regional Health Center), 6.375s, 2031                                   2,595               2,695,868
-----------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building Commission
Rev. (Weirton Hospital Medical Center), 6.375s, 2031                    3,885               3,764,138
-----------------------------------------------------------------------------------------------------
Welasco, TX, Health Facilities Rev. (Knapp Medical
Center), 6.25s, 2032                                                    4,000               4,117,800
-----------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority,
Hospital Authority Rev. (Ozarks Medical Center), 6.75s, 2024              810                 824,159
-----------------------------------------------------------------------------------------------------
West Shore Pennsylvania, Hospital Authority Rev. (Holy
Spirit Hospital), 6.2s, 2026                                            4,500               4,612,815
-----------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi
Health System), 6.25s, 2020                                             2,500               2,797,500
-----------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities (Aurora
Health Care), 5.625s, 2029                                              1,100               1,092,102
-----------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities (Aurora
Health Care), 6.875s, 2030                                              2,250               2,496,015
-----------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. John's Riverside Hospital), 6.8s, 2016             1,760               1,814,542
-----------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. John's Riverside Hospital),
7.125s, 2031                                                            3,495               3,562,279
-----------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. Joseph's Hospital), 6.15s, 2015                    2,000               1,880,040
-----------------------------------------------------------------------------------------------------
                                                                                         $281,448,813
-----------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term Care - 11.4%
-----------------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co.,
Retirement Facilities Rev. (Sears Methodist
Retirement), 7s, 2033                                                  $1,155              $1,180,029
-----------------------------------------------------------------------------------------------------
Arizona Health Facilities Authority Rev. (The Terraces
Project), 7.75s, 2033                                                   2,250               2,319,503
-----------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 7.75s, 2006                                 255                 239,881
-----------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.125s, 2016                              1,420               1,177,592
-----------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.5s, 2026                                3,150               2,506,927
-----------------------------------------------------------------------------------------------------
Blair County, PA, Industrial Development Authority Rev.
(Village of Penn St.), 7s, 2034                                         1,050               1,086,750
-----------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority
Rev. (Beverly Enterprises, Inc.), 10s, 2012                               720                 813,089
-----------------------------------------------------------------------------------------------------
Chester County, PA, Industrial Development Authority
Rev. (First Mortgage RHA Nursing Home), 8.5s, 2032                      1,205               1,183,985
-----------------------------------------------------------------------------------------------------
Clarion County, PA, Industrial Development Authority
Rev. (Beverly Enterprises, Inc.), 7.5s, 2012                            1,950               2,006,648
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Covenant
Retirement Communities, Inc.), 6.125s, 2033                             1,500               1,529,970
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (National
Benevolent), 7.125s, 2030                                               1,300                 926,250
-----------------------------------------------------------------------------------------------------
Contra Costa County, CA, Residential Rental Facilities
Rev. (Cypress Meadows), 7s, 2028**                                      3,000               2,377,620
-----------------------------------------------------------------------------------------------------
Cumberland County, PA, Retirement Community Rev.
(Wesley Affiliated Services), 7.25s, 2035                               2,725               2,767,973
-----------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority
(1st Mortgage Presbyterian), 0s, 2008(++)                              29,975              26,700,231
-----------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority
(2nd Mortgage Presbyterian), 0s, 2008(++)                               4,500               4,008,375
-----------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority
(Presbyterian Hospital), 0s, 2008(++)                                  48,475              12,253,995
-----------------------------------------------------------------------------------------------------
Goldsboro, NC, Housing Authority Rev. (North Carolina
Housing Foundation, Inc.), 7.25s, 2029                                  2,135               1,866,759
-----------------------------------------------------------------------------------------------------
Grand Prairie, TX, Housing Finance Corp., Senior Living
Center Rev., 7.5s, 2017                                                 1,900               1,865,268
-----------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Lutheran
Senior Ministries), 7.375s, 2031                                        2,700               2,803,032
-----------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev.
(Care Initiatives Project), 5.75s, 2018                                 2,520               2,277,173
-----------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev.
(Care Initiatives Project), 9.25s, 2025                                 5,740               6,869,689
-----------------------------------------------------------------------------------------------------
Jacksonville, FL, Health Facilities Authority,
Industrial Development Rev. (National Benevolent),
6.4s, 2016**                                                            1,625               1,157,813
-----------------------------------------------------------------------------------------------------
Jacksonville, FL, Health Facilities Authority,
Industrial Development Rev. (National Benevolent), 7s, 2022**           1,000                 712,500
-----------------------------------------------------------------------------------------------------
Jefferson County, KY, Health Care Authority Rev.
(Beverly Enterprises, Inc.), 5.875s, 2007                                 160                 157,798
-----------------------------------------------------------------------------------------------------
Kansas City, MO, Industrial Development Authority Rev.
(Bishop Spencer Place, Inc.), 8s, 2024                                  7,720               7,963,103
-----------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview
Village, Inc.), 6.25s, 2026                                             1,500               1,509,465
-----------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview
Village, Inc.), 6.875s, 2032                                            1,250               1,307,375
-----------------------------------------------------------------------------------------------------
Loves Park, IL (Hoosier Care), 7.125s, 2034                             1,945               1,614,311
-----------------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Authority
Rev. (Beverly Enterprise, Inc.), 6.75s, 2008                            1,100               1,105,016
-----------------------------------------------------------------------------------------------------
Maine Health & Higher Educational Facilities Rev.
(Piper Shores), 7.5s, 2019                                              1,500               1,539,945
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev.
(GF/Revere Retirement Community), 8.875s, 2025                          7,135               7,276,701
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev.
(Glenmeadow Retirement Community), 8.375s, 2006(++)                     2,300               2,652,590
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev.
(Glenmeadow Retirement Community), 8.625s, 2006(++)                     3,520               4,077,146
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Metro
Health Foundation, Inc.), 6.75s, 2027                                   5,830               5,556,048
-----------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of
Millbrae), 7.375s, 2027                                                 7,370               7,711,673
-----------------------------------------------------------------------------------------------------
Mocksville, NC (Housing Foundation, Inc.), 7.25s, 2029                  2,115               1,849,271
-----------------------------------------------------------------------------------------------------
Monongalia County, WV, Health Facilities Rev. (Beverly
Enterprises, Inc.), 5.875s, 2007                                          405                 400,152
-----------------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health
Authority Rev. (AHF/Montgomery), 10.5s, 2020                            2,265               2,264,275
-----------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Health Care
Facilities Rev. (Metro Health Foundation, Inc.), 6.55s, 2028            2,845               2,694,329
-----------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority (Tall
Pines), 11.25s, 2016**                                                  1,265                  20,240
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev.
(Courthouse Convalescent Center), 8.7s, 2014                            1,350               1,366,470
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., First
Mortgage Gross Rev. (Wanaque Convalescent Center),
8.5s, 2009                                                                700                 705,971
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., First
Mortgage Gross Rev. (Wanaque Convalescent Center),
8.6s, 2011                                                              1,000               1,008,850
-----------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority
Rev. (Cherry Hill), 8s, 2027                                            4,000               3,433,080
-----------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Invesness
Village), 8s, 2032                                                      3,750               3,753,863
-----------------------------------------------------------------------------------------------------
Portsmouth, VA, Industrial Development Authority Rev.
(Beverly Enterprises, Inc.), 10s, 2011                                  1,390               1,405,846
-----------------------------------------------------------------------------------------------------
Reedley, CA, Certificate of Participation (Mennonite
Home), 7.5s, 2026                                                       5,020               5,033,253
-----------------------------------------------------------------------------------------------------
Santa Fe, NM, Industrial Development Rev. (Casa Real
Nursing Home), 9.75s, 2013                                              1,520               1,537,936
-----------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown
Village), 7.25s, 2034                                                     950                 948,356
-----------------------------------------------------------------------------------------------------
Shelby County, TN, Nursing Home Rev. (Beverly
Enterprises), 7.4s, 2011                                                  880                 882,253
-----------------------------------------------------------------------------------------------------
State of Hawaii, Department of Budget & Finance,
Special Purpose Rev. (Kahala Nui Senior Living
Community), 8s, 2033                                                    1,500               1,526,340
-----------------------------------------------------------------------------------------------------
Sterling, IL (Hoosier Care), 7.125s, 2034                               1,355               1,124,623
-----------------------------------------------------------------------------------------------------
Waterford Township, MI, Economic Development Corp. Rev.
(Canterbury Health), 6s, 2039                                           3,125               2,219,531
-----------------------------------------------------------------------------------------------------
Wilkinsburg, PA, Municipal Authority Health Rev.
(Monroeville Christian), 8.25s, 2027                                    7,045               6,760,523
-----------------------------------------------------------------------------------------------------
                                                                                         $162,037,385
-----------------------------------------------------------------------------------------------------
Human Services - 1.6%
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Authority
(Prides Industries), 7.125s, 2016                                      $1,810              $1,855,485
-----------------------------------------------------------------------------------------------------
Cheneyville, LA (Westside Habilitation Center), 8.375s, 2013            4,790               4,897,200
-----------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Kidspeace
Obligation Group), 6s, 2018                                             3,550               3,526,996
-----------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority
(Wordsworth Academy), 8s, 2024                                          2,850               2,866,074
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Child & Family Services), 6.125s, 2019                  1,265               1,292,109
-----------------------------------------------------------------------------------------------------
New York City Industrial Development Agency Rev.
(Special Needs Facilities Pooled Program), 6.1s, 2012                   1,955               2,030,795
-----------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev.
(GF/Orlando), 8.875s, 2021                                              1,925               1,961,055
-----------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev.
(GF/Orlando), 9s, 2031                                                  2,185               2,243,340
-----------------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Authority
Rev. (Community Provider), 7.75s, 2017                                  1,149               1,165,925
-----------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority
Rev., 6.125s, 2019                                                      1,430               1,137,351
-----------------------------------------------------------------------------------------------------
                                                                                          $22,976,330
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 1.8%
-----------------------------------------------------------------------------------------------------
Alliance Airport Authority, Inc., Special Facilities
Rev. (AMR Corp.), 7.5s, 2029                                           $1,500              $1,173,765
-----------------------------------------------------------------------------------------------------
Cleveland, OH, Special Facilites Rev. (Continental
Airlines, Inc.), 5.375s, 2027                                           2,500               1,900,275
-----------------------------------------------------------------------------------------------------
Dallas-Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines, Inc.), 6.375s, 2035               5,315               3,827,013
-----------------------------------------------------------------------------------------------------
Dallas-Fort Worth, TX, International Airport Facility
Improvement Corp. (Delta Airlines, Inc.), 7.625s, 2021                  3,500               3,147,690
-----------------------------------------------------------------------------------------------------
Kenton County, KY, Airport Authority Rev. (Delta
Airlines, Inc.), 7.5s, 2012                                             1,500               1,505,025
-----------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (American
Airlines, Inc.), 7s, 2012                                               1,700               1,672,392
-----------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR
Corp.), 7.5s, 2024                                                      3,800               3,791,298
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special
Facilities Rev. (Continental Airlines, Inc.), 6.25s, 2019               3,205               2,894,179
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special
Facilities Rev. (Continental Airlines, Inc.), 6.4s, 2023                3,040               2,749,133
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special
Facilities Rev. (Continental Airlines, Inc.), 6.25s, 2029                 545                 480,543
-----------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev.
(Continental Airlines, Inc.), 7.25s, 2008                                 750                 744,570
-----------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev.
(Continental Airlines, Inc.), 8s, 2012                                    950                 936,956
-----------------------------------------------------------------------------------------------------
Tulsa, OK, Airport Trust Rev. (AMR Corp.), 5.8s, 2035                   1,145               1,127,298
-----------------------------------------------------------------------------------------------------
                                                                                          $25,950,137
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.5%
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid
Waste Disposal Rev. (Browning Ferris, Inc.), 5.8s, 2016                $5,000              $4,632,200
-----------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority
Rev. (Browning Ferris, Inc.), 5.3s, 2011                                3,000               3,040,350
-----------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority
Rev. (Browning Ferris, Inc.), 5.45s, 2014                               2,000               1,854,260
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource
Recovery Rev. (Waste Management, Inc.),
6.9s, 2029                                                              1,700               1,987,096
-----------------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services,
Inc.), 5.625s, 2026                                                     2,000               2,090,260
-----------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority Rev.
(Browning Ferris, Inc.), 6.5s, 2019                                     2,500               2,384,550
-----------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev., Ohio Water Development Authority
Rev. (Waste Management), 4.85s, 2022                                    3,000               3,193,830
-----------------------------------------------------------------------------------------------------
Schuylkill County, PA, Industrial Development Authority
Rev. (Waste Management, Inc.), 5.1s, 2019                               1,000               1,067,010
-----------------------------------------------------------------------------------------------------
Tooele County, UT, Pollution Control Rev. (Laidlaw
Environmental Services), 7.55s, 2027**                                  5,000                 225,000
-----------------------------------------------------------------------------------------------------
                                                                                          $20,474,556
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.6%
-----------------------------------------------------------------------------------------------------
Burns Habor, IN, Solid Waste Disposal Facilities Rev.
(Bethlehem Steel), 8s, 2024**                                         $10,455                $627,300
-----------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority
Rev. (Bethlehem Steel), 7.5s, 2015**                                    3,890                   4,863
-----------------------------------------------------------------------------------------------------
Indiana Development Finance Authority Rev. (Inland
Steel), 7.25s, 2011                                                     6,000               4,482,300
-----------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority
Rev. (Ipsco, Inc.), 6.875s, 2010                                        2,850               2,857,495
-----------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev. (Republic Engineered Steels,
Inc.), 8.25s, 2014**                                                    7,000                      70
-----------------------------------------------------------------------------------------------------
Spokane County, WA, Industrial Development Corp.
(Kaiser Aluminum & Chemical Corp.), 7.6s, 2027**                        3,700               1,036,000
-----------------------------------------------------------------------------------------------------
                                                                                           $9,008,028
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 4.9%
-----------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev.
(USX Corp.), 5.4s, 2017                                                $1,200              $1,330,404
-----------------------------------------------------------------------------------------------------
Fairfield, AL, Environment Improvement Rev. (USX
Corp.), 5.4s, 2016                                                      1,600               1,773,872
-----------------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy
Corp.), 6.65s, 2032                                                     1,500               1,581,030
-----------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev.,
7.75s, 2017                                                             6,500               6,812,260
-----------------------------------------------------------------------------------------------------
Janesville, WI, Industrial Development Rev. (Simmons
Manufacturing Co.), 7s, 2017                                            3,900               3,976,674
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic
Development Rev. (Holt Hauling & Warehousing), 8.4s, 2015**+            4,000               2,280,000
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic
Development Rev. (Holt Hauling & Warehousing), 8.6s, 2017**+            8,000               4,560,000
-----------------------------------------------------------------------------------------------------
Park Creek Metropolitan District Colorado Rev., 7.875s, 2032##          1,860               1,878,675
-----------------------------------------------------------------------------------------------------
Park Creek Metropolitan District Company Rev., 7.875s, 2032##           4,230               4,281,352
-----------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev.
(Host Marriott LP), 7.75s, 2017                                         2,000               2,016,740
-----------------------------------------------------------------------------------------------------
Port Corpus Christ, TX, Industrial Development
Authority Rev. (Citgo Petroleum Corp.), 8.25s, 2031                     2,300               2,403,799
-----------------------------------------------------------------------------------------------------
Port of New Orleans, LA, Industrial Develoment
Authority Rev. (Avondale Industries), 8.5s, 2014                       20,535              21,564,830
-----------------------------------------------------------------------------------------------------
Spirit Lake, IA, Industrial Development Rev. (Crystal
Tips, Inc.), 0s, 2008(++)                                               7,737               9,935,268
-----------------------------------------------------------------------------------------------------
State of Ohio, Air Quality Development Authority Rev.
(USX Corp.), 5s, 2015                                                   1,925               2,083,158
-----------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev.
(Union Pacific Corp.), 5.7s, 2026                                       3,895               3,943,649
-----------------------------------------------------------------------------------------------------
                                                                                          $70,421,711
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 5.0%
-----------------------------------------------------------------------------------------------------
Arkansas State Development Finance Authority,
Industrial Facilities Rev. (Potlatch Corp.), 7.75s, 2025               $1,200              $1,289,868
-----------------------------------------------------------------------------------------------------
Beauregard Parish, LA (Boise Cascade Corp.), 6.8s, 2027                 3,250               3,278,567
-----------------------------------------------------------------------------------------------------
Butler, AL, Solid Waste Disposal Rev. (James River
Corp.), 8s, 2028                                                        7,000               7,065,310
-----------------------------------------------------------------------------------------------------
Courtland, AL, Solid Waste Disposal Rev. (Champion
International Corp.), 6.375s, 2029                                      2,500               2,527,625
-----------------------------------------------------------------------------------------------------
De Soto Parish, LA, Environmental Improvement Rev.
(International Paper Co.), 6.35s, 2025                                  1,650               1,745,535
-----------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp.
Envirmonmental Improvements Rev. (Mead Westvaco
Escanaba), 6.45s, 2023                                                  1,100               1,154,241
-----------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp.
Envirmonmental Improvements Rev. (Mead Westvaco
Escanaba), 6.25s, 2027                                                  3,100               3,249,978
-----------------------------------------------------------------------------------------------------
Florence County, SC, Industrial Development Rev. (Stone
Container Corp.), 7.375s, 2007                                          1,290               1,312,369
-----------------------------------------------------------------------------------------------------
Georgetown County, SC, Enviormental Improvement
(International Paper Co.), 5.7s, 2014                                   3,600               3,973,932
-----------------------------------------------------------------------------------------------------
Green Bay, WI, Redevelopment Authority, Industrial Rev.
(Fort James), 5.6s, 2019                                                1,000                 929,450
-----------------------------------------------------------------------------------------------------
Hodge, LA, Utilities Rev. (Stone Container Corp.),
7.45s, 2024                                                             3,000               3,121,020
-----------------------------------------------------------------------------------------------------
Maine Finance Authority, Solid Waste Recycling Facility
Rev. (Bowater, Inc.), 7.75s, 2022                                       8,500               8,517,510
-----------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority
Rev., Solid Waste Disposal Rev. (Solvay Paperboard
LLC), 6.8s, 2014                                                        3,800               4,039,438
-----------------------------------------------------------------------------------------------------
Perry County, KY, Solid Waste Disposal Resources Rev.
(TJ International), 7s, 2024                                           11,000              11,363,770
-----------------------------------------------------------------------------------------------------
Sabine River Authority Rev., Louisiana Water Facilities
(International Paper Co.), 6.2s, 2025                                   2,250               2,362,185
-----------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev.
(Stone Container Corp.), 7.4s, 2026                                     7,500               7,621,950
-----------------------------------------------------------------------------------------------------
Wabash, IN, Solid Waste Disposal Rev. (Jefferson
Smurfit Corp.), 7.5s, 2026                                              2,000               2,018,880
-----------------------------------------------------------------------------------------------------
West Point, VA, Solid Waste Disposal Rev. (Chesapeake
Corp.), 6.25s, 2019                                                     6,475               5,734,843
-----------------------------------------------------------------------------------------------------
                                                                                          $71,306,471
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Retail - 0.3%
-----------------------------------------------------------------------------------------------------
Chester County, SC, Industrial Development Rev.
(Springs Industries, Inc), 7.35s, 2014                                 $1,500              $1,521,720
-----------------------------------------------------------------------------------------------------
Chester County, SC, Industrial Development Rev.
(Springs Industries, Inc.), 7.8s, 2014                                  1,025               1,029,274
-----------------------------------------------------------------------------------------------------
Harrison County, WV, Commercial Development Rev.
(Kroger Co.), 8.1s, 2014                                                1,900               1,961,712
-----------------------------------------------------------------------------------------------------
                                                                                           $4,512,706
-----------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 2.0%
-----------------------------------------------------------------------------------------------------
California Statewide Communities (East Valley Tourist),
9.25s, 2020                                                            $3,845              $4,114,073
-----------------------------------------------------------------------------------------------------
Capital Trust Agency of Florida Rev. (Seminole Tribe
Convention), 10s, 2033                                                 11,000              13,541,220
-----------------------------------------------------------------------------------------------------
Long Beach, CA (Aquarium of Pacific), 6.125s, 2005(++)                  1,000               1,087,330
-----------------------------------------------------------------------------------------------------
Mississippi Development Bank (Diamond Lakes Utilities),
6.25s, 2017                                                             3,600               3,667,968
-----------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Las
Vegas Monorail), 7.375s, 2040                                           6,185               6,211,163
-----------------------------------------------------------------------------------------------------
                                                                                          $28,621,754
-----------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.2%
-----------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), 6.6s, 2021                                                      $1,300              $1,386,489
-----------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), 6.7s, 2028                                                       2,000               2,140,880
-----------------------------------------------------------------------------------------------------
Gallery Certificate Trust Pennsylvania, Parking Rev.,
FSA, 4.5s, 2013                                                         3,035               3,081,223
-----------------------------------------------------------------------------------------------------
Harris County, TX, Cultural Education Facility (Space
Center Houston), 9.25s, 2023                                               70                  59,079
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev.
(Kapowski Project), 6.8s, 2018                                          4,000               4,421,440
-----------------------------------------------------------------------------------------------------
Rockbridge County, VA, Industrial Development Authority
Rev. (Virginia Horse Center), 6.85s, 2021                               2,300               2,164,852
-----------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev., Solid
Waste Disposal Rev., 5.9s, 2014                                         2,330               2,379,396
-----------------------------------------------------------------------------------------------------
St. Louis County, MO, Industrial Development Authority
Rev. (Kiel Center Arena), 7.875s, 2024                                  1,000               1,029,580
-----------------------------------------------------------------------------------------------------
                                                                                          $16,662,939
-----------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.9%
-----------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance
Authority Rev. (Jefferson Village), 9s, 2018                           $1,860              $1,860,167
-----------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance
Authority Rev. (Buckingham Village), 5.5s, 2029                         3,360               3,383,251
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Authority,
Multi-family Rev. (Equity Residential), 5.2s, 2029                      2,940               3,153,385
-----------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.625s, 2009##                         8,000               8,569,600
-----------------------------------------------------------------------------------------------------
Dallas-Fort Worth, TX, Housing Corp., 8.5s, 2011                        2,200               2,204,202
-----------------------------------------------------------------------------------------------------
Florida Multi-Family Housing Finance Agency Rev.
(Center Court Apartments), 8.5s, 2018                                   1,550               1,514,691
-----------------------------------------------------------------------------------------------------
Maplewood, RI, Housing Development Corp. (Terrace
Apartments), 6.9s, 2025                                                 3,930               3,951,222
-----------------------------------------------------------------------------------------------------
Memphis, TN, Educational & Housing Facilities (Wesley
Highland Terrace), 8.5s, 2024                                           5,385               5,410,202
-----------------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, 6.875s, 2009##                          6,000               6,524,880
-----------------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal, Multi-Family Housing Rev.
(Northbrook I & III Apartments), 6.25s, 2029**                          5,000               2,400,450
-----------------------------------------------------------------------------------------------------
Texas Housing & Community Board (Harbors & Plumtree),
10s, 2026+                                                              1,685               1,616,724
-----------------------------------------------------------------------------------------------------
Virginia Housing & Development Authority, 0s, 2017                        115                  31,747
-----------------------------------------------------------------------------------------------------
                                                                                          $40,620,521
-----------------------------------------------------------------------------------------------------
Parking - 0.1%
-----------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., 0s, 2009(++)                           $375                $225,236
-----------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., 0s, 2009(++)                            450                 252,900
-----------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., 0s, 2009(++)                            975                 512,353
-----------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., 0s, 2009(++)                          1,235                 607,818
-----------------------------------------------------------------------------------------------------
                                                                                           $1,598,307
-----------------------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 0.1%
-----------------------------------------------------------------------------------------------------
Illinois Sales Tax, 6.25s, 2015                                        $1,500              $1,776,660
-----------------------------------------------------------------------------------------------------

Single Family Housing Revenue - Local - 1.1%
-----------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev.,
GNMA, 6.55s, 2030                                                      $1,335              $1,415,754
-----------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., GNMA, 7.05s, 2030               245                 254,484
-----------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., 0s, 2015                    345                  99,515
-----------------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Authority Rev.,
MBIA, 0s, 2011                                                          3,395               1,640,770
-----------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA,
6.95s, 2024                                                               800                 868,760
-----------------------------------------------------------------------------------------------------
Jefferson County, TX, Housing Finance Corp., MBIA, 0s, 2015             1,165                 331,081
-----------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Home Mortgage Authority Rev.,
GNMA, 6.625s, 2023                                                        915               1,013,280
-----------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Home Mortgage Authority Rev.,
GNMA, 6.75s, 2030                                                         990               1,045,945
-----------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev.,
GNMA, 7.5s, 2026                                                          460                 488,759
-----------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., GNMA,
7s, 2031                                                                  270                 279,596
-----------------------------------------------------------------------------------------------------
New Castle County, DE, Single Family Mortgage Rev.,
FGIC, 0s, 2016                                                            105                  29,559
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority,
GNMA, 7.05s, 2030                                                         930                 963,768
-----------------------------------------------------------------------------------------------------
San Bernardino County, CA, Single Family Mortgage Rev.,
GNMA, 7.375s, 2020                                                        115                 119,332
-----------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.875s, 2026                                                1,540               1,663,354
-----------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45s, 2029                                                   785                 856,718
-----------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45s, 2033                                                 2,190               2,392,728
-----------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 4s, 2035                                                    1,965               2,137,075
-----------------------------------------------------------------------------------------------------
                                                                                          $15,600,478
-----------------------------------------------------------------------------------------------------
Single Family Housing Revenue - Other - 0.1%
-----------------------------------------------------------------------------------------------------
Texas Veteran Housing Assistance Program, 7s, 2025                     $1,100              $1,132,703
-----------------------------------------------------------------------------------------------------

Single Family Housing Revenue - State - 2.4%
-----------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage,
MBIA, 0s, 2027                                                         $1,660                $460,534
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15s, 2014                    106                 108,968
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.75s, 2021                    455                 467,890
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 5.9s, 2023                   1,095               1,146,498
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.1s, 2023                     585                 595,220
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.55s, 2025                    349                 350,270
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.4s, 2027                     255                 256,908
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15s, 2030                    345                 354,198
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.6s, 2032                   1,250               1,359,650
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.55s, 2033                    695                 731,647
-----------------------------------------------------------------------------------------------------
Delaware Single Family Housing Authority Rev., 6.75s, 2024              1,125               1,153,159
-----------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family
Mortgage Rev., GNMA, 7.55s, 2031                                          910                 983,428
-----------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., GNMA, 6.5s, 2032                           4,460               4,985,968
-----------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., GNMA, 6.1s, 2034                           4,100               4,234,521
-----------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA, 6.7s, 2030              2,160               2,271,758
-----------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA, 7.45s, 2031               340                 356,021
-----------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), 6.35s, 2032                   1,110               1,176,767
-----------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA, 6.85s, 2032               880                 979,950
-----------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA, 6.75s, 2034             1,045               1,125,319
-----------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 5.875s, 2030                940                 986,098
-----------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.3s, 2031                  970               1,052,799
-----------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA,
6.35s, 2033                                                             1,300               1,395,771
-----------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency, Housing Finance,
5s, 2033                                                                2,160               2,195,143
-----------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, Single Family, 7.55s, 2028               560                 600,734
-----------------------------------------------------------------------------------------------------
Phoenix, AZ, Single Family Mortgage Rev., GNMA, 6.1s, 2028                860                 919,090
-----------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage
Rev., GNMA, 7.1s, 2021                                                  3,545               3,743,945
-----------------------------------------------------------------------------------------------------
                                                                                          $33,992,254
-----------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.2%
-----------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority
Rev. (American Ref-fuel), 6.2s, 2019                                   $3,900              $4,050,033
-----------------------------------------------------------------------------------------------------
Delaware County, PA, Resources Recovery Facility Rev.
(American Ref-fuel), 6.1s, 2005                                         3,460               3,532,729
-----------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 6s, 2019                    2,000               1,973,540
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resources
Recovery Rev. (Ogden Haverhill), 5.5s, 2013                             2,475               2,482,574
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resources
Recovery Rev. (Ogden Haverhill), 5.6s, 2019                             5,425               5,354,909
-----------------------------------------------------------------------------------------------------
                                                                                          $17,393,785
-----------------------------------------------------------------------------------------------------
State and Local Appropriation - 2.6%
-----------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6s, 2017                 $1,805              $2,110,388
-----------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6s, 2018                  1,155               1,349,109
-----------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commerce Rev., RITES,
FGIC, 7.803s, 2017+(+)                                                  4,500               5,663,790
-----------------------------------------------------------------------------------------------------
College Park, GA (Civic Center), AMBAC, 5.75s, 2020                     3,000               3,479,670
-----------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES,
AMBAC, 9.73s, 2018(+)                                                   7,000               9,290,680
-----------------------------------------------------------------------------------------------------
Essex County, NJ, RITES, FGIC, 10.27s, 2020+(+)                         6,000               7,744,440
-----------------------------------------------------------------------------------------------------
Harris County, TX, 5.8s, 2014                                           1,551               1,560,166
-----------------------------------------------------------------------------------------------------
Harris County, TX, 5.625s, 2020                                         2,627               2,554,010
-----------------------------------------------------------------------------------------------------
Northumberland County, PA, 6.65s, 2020                                  1,210               1,259,671
-----------------------------------------------------------------------------------------------------
Northumberland County, PA, 7s, 2020                                     1,000               1,043,810
-----------------------------------------------------------------------------------------------------
Shawnee County, KS (Community Mental Health Center
Inc.), 5.35s, 2019                                                        250                 232,930
-----------------------------------------------------------------------------------------------------
                                                                                          $36,288,664
-----------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.1%
-----------------------------------------------------------------------------------------------------
Access To Loans For Learning, California Student Loan
Rev., 7.95s, 2030                                                      $2,700              $2,813,859
-----------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority, Student
Loan Rev., 7.25s, 2010                                                  2,970               3,046,566
-----------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority, Student
Loan Rev., 7.625s, 2010                                                 4,610               4,735,807
-----------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority, Student
Loan Rev., 6.15s, 2029                                                  1,500               1,582,065
-----------------------------------------------------------------------------------------------------
South Dakota Student Loan Rev., Education Loans, Inc.,
5.6s, 2020                                                              2,700               2,760,831
-----------------------------------------------------------------------------------------------------
                                                                                          $14,939,128
-----------------------------------------------------------------------------------------------------
Tax Assessment - 3.1%
-----------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25s, 2012                         $4,180              $4,371,528
-----------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.375s, 2015                         3,400               3,522,842
-----------------------------------------------------------------------------------------------------
Capital Region Community Development District of
Florida, Capital Improvement Rev., 5.95s, 2006                            845                 858,706
-----------------------------------------------------------------------------------------------------
Capital Region Community Development District of
Florida, Capital Improvement Rev., 6.85s, 2031                            735                 785,289
-----------------------------------------------------------------------------------------------------
Double Branch Community Development, District, 5.6s, 2007                 910                 930,857
-----------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, 6.25s, 2009                     1,075               1,104,057
-----------------------------------------------------------------------------------------------------
Heritage Harbour South Community, Capital Improvement,
5.4s, 2008                                                              2,245               2,284,288
-----------------------------------------------------------------------------------------------------
Hyland Hills Metropolitan Park & Recreation District,
6.75s, 2015                                                             2,500               2,679,750
-----------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8s, 2011                        2,910               3,048,952
-----------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 6s, 2018                          6,000               6,143,580
-----------------------------------------------------------------------------------------------------
Lake Elsinore, CA, Public Financing Authority, 7.1s, 2020               2,375               2,511,182
-----------------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9s, 2012                               2,250               2,284,897
-----------------------------------------------------------------------------------------------------
Middle Village, FL, Community Development District
Rev., 5.8s, 2022                                                          900                 904,059
-----------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev.,
5.4s, 2008                                                              2,610               2,623,859
-----------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev.,
6.5s, 2009                                                              1,385               1,418,379
-----------------------------------------------------------------------------------------------------
Preserve At Wilderness Lake, 6.2s, 2008                                 2,000               2,041,660
-----------------------------------------------------------------------------------------------------
Renaissance Community Development, 6.25s, 2008                          2,625               2,704,747
-----------------------------------------------------------------------------------------------------
Reunion East Community Development District of Florida,
5.9s, 2007                                                              1,450               1,483,278
-----------------------------------------------------------------------------------------------------
Sterling Hill Community Development District of
Florida, Capital Improvement Rev., 5.5s, 2010                           1,710               1,725,134
-----------------------------------------------------------------------------------------------------
                                                                                          $43,427,044
-----------------------------------------------------------------------------------------------------
Tax - Other - 0.7%
-----------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625s, 2021                          $2,750              $2,694,038
-----------------------------------------------------------------------------------------------------
Houston, TX, Certificate of Participation, 6.3s, 2020                   5,000               5,526,900
-----------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., 6s, 2006                    500                 534,065
-----------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., 5.875s, 2018              1,500               1,548,705
-----------------------------------------------------------------------------------------------------
                                                                                          $10,303,708
-----------------------------------------------------------------------------------------------------
Tobacco - 2.8%
-----------------------------------------------------------------------------------------------------
Badger Tobacco, Wisconsin (Asset Securitization Corp.),
6.125s, 2027                                                           $5,000              $4,899,000
-----------------------------------------------------------------------------------------------------
California Statewide Financing Authority, Tobacco
Settlement, 5.625s, 2029                                                4,855               4,448,345
-----------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25s, 2024                   3,935               3,743,090
-----------------------------------------------------------------------------------------------------
Golden State Tobacco Securitization, CA, 5.375s, 2028                   2,500               2,491,625
-----------------------------------------------------------------------------------------------------
Golden State Tobacco Securitization, CA, 7.8s, 2042                     3,000               3,211,200
-----------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, 5.3s, 2025                           5,000               4,332,050
-----------------------------------------------------------------------------------------------------
Louisana Tobacco Settlement Authority, 5.5s, 2030                       4,250               3,760,697
-----------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75s, 2032                    2,925               2,765,032
-----------------------------------------------------------------------------------------------------
Rhode Island Tobacco Settlement Authority, 6s, 2023                     2,500               2,391,950
-----------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375s, 2028               3,500               3,307,640
-----------------------------------------------------------------------------------------------------
Southern California Tobacco Settlement Authority,
5.25s, 2027                                                             2,500               2,457,250
-----------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5s, 2026                     2,385               2,359,576
-----------------------------------------------------------------------------------------------------
                                                                                          $40,167,455
-----------------------------------------------------------------------------------------------------

Toll Roads - 3.5%
-----------------------------------------------------------------------------------------------------
Arapahoe County, CO, Capital Improvement (Highway
Rev.), 0s, 2005(++)                                                   $69,000             $14,091,180
-----------------------------------------------------------------------------------------------------
Foothill/Eastern Transportation Corridor Agency, CA,
Toll Road Rev., 0s to 2005, 7.15s to 2013(++)                           5,000               5,897,050
-----------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority, RITES, MBIA,
9.361s, 2020+(+)                                                        5,000               5,693,400
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2011                  2,700               1,157,409
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                  2,100               1,152,606
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                  1,700                 651,236
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2013                  7,000               3,548,580
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2014                  5,100               2,395,470
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2015                  7,250               3,152,082
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2016                  2,000                 804,080
-----------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Toll Road Rev. (Transportation
Corridor Agency), 0s, 2011(++)                                         13,400              10,592,700
-----------------------------------------------------------------------------------------------------
                                                                                          $49,135,793
-----------------------------------------------------------------------------------------------------
Transportation - Special Tax - 0.8%
-----------------------------------------------------------------------------------------------------
Telluride, CO (Gondola Transit Co.), 9s, 2006(++)                      $2,010              $2,323,660
-----------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev.
(Gondola Transit Co.), 11.5s, 2012(++)                                  6,000               9,213,000
-----------------------------------------------------------------------------------------------------
Texas Department Of Transportortation, 7s, 2012                           161                 165,709
-----------------------------------------------------------------------------------------------------
                                                                                          $11,702,369
-----------------------------------------------------------------------------------------------------
Universities - Colleges - 2.3%
-----------------------------------------------------------------------------------------------------
California Education Facilities Authority Rev. (L.A.
College of Chiropractic), 5.6s, 2017                                   $2,000              $1,914,320
-----------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA,
7.875s, 2025                                                            9,150              11,895,183
-----------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Columbia),
6.875s, 2017                                                              750                 766,837
-----------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev.
(Augustana College), 5.625s, 2022                                       1,300               1,348,334
-----------------------------------------------------------------------------------------------------
Indiana State Educational Facilities Authority Rev.
(Manchester College), 5.75s, 2018                                       1,000               1,028,340
-----------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York
Institute of Technology), 7.5s, 2006(++)                                6,000               6,843,660
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Eastern
Nazarene College), 5.625s, 2019                                         1,235               1,034,004
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Curry
College), 8s, 2004(++)                                                  1,115               1,157,392
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Franklin Pierce Law Center), 5.5s, 2018                 1,200               1,266,660
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (New Hampshire College), 6.3s, 2016                      1,690               1,776,089
-----------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev.
(College of Art & Design, Inc.), 6.2s, 2009                               820                 909,905
-----------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev.
(College of Art & Design, Inc.), 6.5s, 2013                             2,000               2,229,500
-----------------------------------------------------------------------------------------------------
State of Massachusetts, Development Finance Agency Rev.
(Eastern Nazarene College), 5.625s, 2029                                1,250                 977,412
-----------------------------------------------------------------------------------------------------
                                                                                          $33,147,636
-----------------------------------------------------------------------------------------------------
Universities - Dormatories - 0.1%
-----------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority, Educational
Advancement Fund (University Center Project), 6.625s, 2017             $1,500              $1,634,625
-----------------------------------------------------------------------------------------------------

Universities - Secondary Schools - 1.8%
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Authority
(Aspire Public Schools Lodi Project), 7.25s, 2032                      $4,695              $4,745,424
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Authority
(Escondido Charter High School), 7.5s, 2023                             2,015               2,051,129
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Authority
(Escondido Charter High School), 7.5s, 2036                             3,485               3,547,486
-----------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Economic
Development Rev. (Latin School of Chicago), 5.6s, 2018                    850                 895,407
-----------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Economic
Development Rev. (Latin School of Chicago), 5.65s, 2028                 1,730               1,740,086
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev.
(Williston Northampton School), 6.5s, 2028                              1,400               1,473,542
-----------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (Detroit Academy
of Arts & Science), 8s, 2031                                            2,700               2,666,088
-----------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service
Learning Academy), 7.625s, 2021                                         1,150               1,167,917
-----------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service
Learning Academy), 7.75s, 2031                                          2,450               2,491,528
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority, 6.4s, 2013           1,065               1,098,366
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev.
(Arizona Charter Schools), 6.75s, 2031                                  3,000               3,020,040
-----------------------------------------------------------------------------------------------------
                                                                                          $24,897,013
-----------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 3.6%
-----------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.7s, 2012           $1,230              $1,186,618
-----------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, Power
Rev., 5.875s, 2032                                                      1,800               1,560,294
-----------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority
Rev. (Panther Creek Partners), 6.65s, 2010                              8,260               8,951,775
-----------------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath
Cogeneration), 6s, 2025                                                10,000               9,915,500
-----------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development
Authority Rev. (UAE Mecklenburg, LP), 6.5s, 2017                        2,800               2,865,520
-----------------------------------------------------------------------------------------------------
Ohio Water Development Authority (Bay Shore Power),
5.875s, 2020                                                            2,000               1,922,140
-----------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority
Rev., Resources Recovery Rev. (Northhampton
Generating), 6.5s, 2013                                                 2,300               2,343,470
-----------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority
Rev., Resources Recovery Rev. (Northhampton
Generating), 6.6s, 2014                                                 5,000               5,082,650
-----------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development
Authortiy Rev. (Multi-trade of Pittsylvania), 7.5s, 2014                3,500               3,507,735
-----------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development
Authortiy Rev. (Multi-trade of Pittsylvania), 7.55s, 2019              10,000               9,990,100
-----------------------------------------------------------------------------------------------------
Port Authority NY & NJ (KIAC), 6.75s, 2019                              1,750               1,803,865
-----------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency
(Nissequogue Cogen Partners Facility), 5.3s, 2013                       1,750               1,723,557
-----------------------------------------------------------------------------------------------------
                                                                                          $50,853,224
-----------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 5.9%
-----------------------------------------------------------------------------------------------------
Beaver County, PA, Pollution Control Rev. (Toledo
Edison), 7.75s, 2020                                                   $1,500              $1,663,965
-----------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev.
(Texas Utility Co.), 7.7s, 2033                                         2,225               2,531,182
-----------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (TXU
Energy Co.), 6.3s, 2032                                                 1,250               1,305,063
-----------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (TXU
Energy Co.), 6.75s, 2038                                                3,500               3,781,295
-----------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board,
Pollution Control Rev. (Entergy Gulf States, Inc.),
5.45s, 2010                                                             4,800               4,843,824
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Pacific Gas & Electric Co.),
MBIA, 5.35s, 2016                                                       3,400               3,679,038
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Pacific Gas & Electric Co.),
5.85s, 2023                                                             3,250               3,234,010
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Southern California Edison
Co.), 6.4s, 2024                                                        4,000               4,018,320
-----------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev. (Nevada
Power Co.), FGIC, 6.7s, 2022                                            4,000               4,055,000
-----------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico
Public Service), 6.3s, 2016                                             3,240               3,383,046
-----------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico
Public Service), 5.8s, 2022                                             1,390               1,401,815
-----------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico
Public Service Co.), 5.8s, 2022                                         4,500               4,529,610
-----------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (Tucson Electric
Power Co.), 6.95s, 2020                                                 3,000               3,156,570
-----------------------------------------------------------------------------------------------------
Forsyth Mount Pollution Control Rev. (Portland
General), 5.2s, 2033                                                      770                 797,312
-----------------------------------------------------------------------------------------------------
Maricopa County, AZ, Pollution Control Rev. (El Paso
Electric), 6.375s, 2015                                                 4,000               4,210,480
-----------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Central
Power & Light Co.), 4.55s, 2029                                         5,000               5,217,050
-----------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant
Energy), 5.95s, 2030                                                    3,095               3,030,500
-----------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority,
Pollution Control Rev. (CT Light and Power), 5.9s, 2018                 1,000               1,066,690
-----------------------------------------------------------------------------------------------------
Ohio Water Development, Pollution Control Rev.
(Cleveland Electric), 8s, 2023                                          4,700               4,973,493
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev.
(Tucson Electric Power Co.), 6.1s, 2025                                 2,000               1,934,300
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev.
(Tucson Electric Power Co.), 6s, 2029                                   8,845               8,585,841
-----------------------------------------------------------------------------------------------------
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf
States), 6.7s, 2013                                                     1,000               1,012,460
-----------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland
General Electric), 5.2s, 2033                                           1,900               1,967,393
-----------------------------------------------------------------------------------------------------
Trinity River Authority Texas, Pollution Control Rev.
(TXU Electric Co.), 6.25s, 2028                                         1,500               1,539,495
-----------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev.
(Energy Gulf States), 6.6s, 2028                                        3,335               3,402,567
-----------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 7.7s, 2014                                       2,000               2,066,560
-----------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 9s, 2015                                         2,500               2,538,225
-----------------------------------------------------------------------------------------------------
                                                                                          $83,925,104
-----------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 0.2%
-----------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric
Rev., 6.375s, 2013                                                     $2,750              $3,122,845
-----------------------------------------------------------------------------------------------------
Southern California Public Power Authority,
Transmission Project Rev. RIBS, 10.347s, 2012(+),(++)                     150                 154,020
-----------------------------------------------------------------------------------------------------
                                                                                           $3,276,865
-----------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 1.9%
-----------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority,
6.25s, 2010(++)                                                        $1,000              $1,208,610
-----------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority,
6.25s, 2010(++)                                                         1,010               1,220,696
-----------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, RITES, FGIC,
11.392s, 2019+(+)                                                         765               1,129,507
-----------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev., RITES,
9.566s, 2021+(+)                                                        7,585              10,084,713
-----------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water Finance Authority
Rev., 5.75s, 2029                                                       8,590               9,496,503
-----------------------------------------------------------------------------------------------------
Phoenix, AR, FGIC, 6.25s, 2010(++)                                      1,000               1,216,010
-----------------------------------------------------------------------------------------------------
State of Virginia, Clean Water Rev., 5.75s, 2019                        2,500               2,876,325
-----------------------------------------------------------------------------------------------------
                                                                                          $27,232,364
-----------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,345,496,881)                                $1,374,111,616
-----------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.2%
-----------------------------------------------------------------------------------------------------
Bay Area Toll Authority, due 02/03/04                                  $7,200               7,200,000
-----------------------------------------------------------------------------------------------------
California State Department Water Resources Power,
due 02/03/04                                                            6,200               6,200,000
-----------------------------------------------------------------------------------------------------
East Baton Rouge Parish, LA, Pollution Control Rev.
(Exxon Corp.), due 02/02/04                                               200                 200,000
-----------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Rev.
(University of Texas Medical Center), due 02/02/04                        400                 400,000
-----------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (University
Chicago Hospital), due 02/02/04                                           300                 300,000
-----------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon),
due 02/02/04                                                            1,100               1,100,000
-----------------------------------------------------------------------------------------------------
MSR Public Power Agency, CA, due 02/03/04                                 400                 400,000
-----------------------------------------------------------------------------------------------------
New York City, NY, due 02/02/04                                           100                 100,000
-----------------------------------------------------------------------------------------------------
New York City, NY, due 02/02/04                                           900                 900,000
-----------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority,
due 02/02/04                                                              100                 100,000
-----------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority,
due 02/03/04                                                              155                 155,000
-----------------------------------------------------------------------------------------------------
Uinta County, WY, Pollution Control Rev. (Chevron USA,
Inc.), due 02/02/04                                                       500                 500,000
-----------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes,
at Amortized Cost and Value                                                               $17,555,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,363,051,881)                                    $1,391,666,616
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 2.0%                                                      27,701,110
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $1,419,367,726
-----------------------------------------------------------------------------------------------------
  ** Non-income producing security in default.
  ## SEC Rule 144A restriction.
   + Restricted security.
 (+) Inverse floating rate security.
(++) Refunded security.

The following abbreviations for insurers and inverse floaters are used in the Portfolio of
Investments and are defined as such:

AMBAC -- AMBAC Indemnity Corp.                  MBIA  -- Municipal Bond Investors Corp.
FGIC  -- Financial Guaranty Insurance Co.       PSF   -- Permanent School Fund
FHA   -- Federal Housing Administration         RIBS  -- Residual Interest Bonds
FSA   -- Financial Security Assurance, Inc.     RITES -- Residual Interest Tax-Exempt Security
GNMA  -- Government National Mortgage Assn.     ROLS  -- Residual Option Longs

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 1/31/04

ASSETS

Investments, at value (identified cost, $1,363,051,881)       $1,391,666,616
-----------------------------------------------------------------------------------------------------
Cash                                                                  49,028
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                   17,600,164
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    1,523,302
-----------------------------------------------------------------------------------------------------
Interest receivable                                               21,835,452
-----------------------------------------------------------------------------------------------------
Other assets                                                           8,794
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,432,683,356
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                             $6,309,903
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                  2,067,247
-----------------------------------------------------------------------------------------------------
Interest payable on swaps                                            127,251
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 2,362,012
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swaps                       820,047
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on rate lock swaps                         1,135,610
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      46,648
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         55,672
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        49,489
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                   1,362
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               340,389
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $13,315,630
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,419,367,726
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $1,521,486,060
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                            26,659,078
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                    (125,359,452)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (3,417,960)
-----------------------------------------------------------------------------------------------------
Total                                                                                  $1,419,367,726
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 171,460,172
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                  $1,003,327,603
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             121,238,932
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $8.28
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$8.28)                                                    $8.69
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $337,065,230
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              40,690,436
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $8.28
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $78,974,893
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               9,530,804
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $8.29
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 1/31/04

NET INVESTMENT INCOME

Interest income                                                                           $95,552,785
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                  $8,713,775
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                              32,575
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                      2,161,339
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           2,712,733
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                             750,941
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                 144,152
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                      372,361
-----------------------------------------------------------------------------------------------------
  Printing                                                           117,084
-----------------------------------------------------------------------------------------------------
  Postage                                                             36,658
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                       45,846
-----------------------------------------------------------------------------------------------------
  Legal fees                                                          14,621
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                       71,101
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $15,173,186
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               (18,632)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                       (237,628)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $14,916,926
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $80,635,859
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                        $(7,945,291)
-----------------------------------------------------------------------------------------------------
  Swap transactions                                               (3,248,840)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments                                                         $(11,194,131)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                    $39,634,923
-----------------------------------------------------------------------------------------------------
  Swap transactions                                                 (580,490)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                                        $39,054,433
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                           $27,860,302
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                   $108,496,161
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 1/31                                             2004                     2003

FROM OPERATIONS

Net investment income                                            $80,635,859              $84,144,743
-----------------------------------------------------------------------------------------------------
Net realized loss on investments                                 (11,194,131)             (13,955,929)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                         39,054,433               (4,081,584)
-------------------------------------------------------------  -------------             ------------
Increase in net assets from operations                          $108,496,161              $66,107,230
-------------------------------------------------------------  -------------             ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

-----------------------------------------------------------------------------------------------------
  Class A                                                       $(60,366,666)            $(64,079,983)
-----------------------------------------------------------------------------------------------------
  Class B                                                        (17,673,877)             (19,684,730)
-----------------------------------------------------------------------------------------------------
  Class C                                                         (3,642,138)              (3,363,233)
-------------------------------------------------------------  -------------             ------------
Total distributions declared to shareholders                    $(81,682,681)            $(87,127,946)
-------------------------------------------------------------  -------------             ------------
Net increase (decrease) in net assets from fund share
transactions                                                    $(84,770,683)             $18,342,051
-------------------------------------------------------------  -------------             ------------
Total decrease in net assets                                    $(57,957,203)             $(2,678,665)
-------------------------------------------------------------  -------------             ------------

NET ASSETS

At beginning of period                                         1,477,324,929            1,480,003,594
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $3,417,960 and
$4,183,659, respectively)                                     $1,419,367,726           $1,477,324,929
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 1/31

CLASS A                                      2004                2003                2002               2001              2000

Net asset value, beginning of period        $8.12               $8.23               $8.24              $8.06             $9.03
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                  $0.47               $0.48               $0.51              $0.51             $0.51
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments                 0.17               (0.09)              (0.02)              0.19             (0.95)
--------------------------------------     ------             -------             -------            -------            ------
Total from investment operations            $0.64               $0.39               $0.49              $0.70            $(0.44)
--------------------------------------     ------             -------             -------            -------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income               $(0.48)             $(0.50)             $(0.50)            $(0.51)           $(0.53)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                       --                  --                  --              (0.01)            (0.00)+
--------------------------------------     ------             -------             -------            -------            ------
Total distributions declared to
shareholders                               $(0.48)             $(0.50)             $(0.50)            $(0.52)           $(0.53)
--------------------------------------     ------             -------             -------            -------            ------
Net asset value, end of period              $8.28               $8.12               $8.23              $8.24             $8.06
--------------------------------------     ------             -------             -------            -------            ------
Total return(%)(+)                           7.98                4.96                6.13               9.04             (5.09)
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

FOR YEARS ENDED 1/31

CLASS A (CONTINUED)                          2004                2003                2002               2001              2000

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA(S):

Expenses##                                   0.79                0.79                0.76               0.76              0.76
------------------------------------------------------------------------------------------------------------------------------
Net investment income                        5.80                5.88                6.11               6.29              5.94
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              9                  20                  17                 22                27
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                          $1,003,328          $1,050,204          $1,037,925           $981,580          $985,622
------------------------------------------------------------------------------------------------------------------------------

(S) Prior to June 1, 2003, the investment adviser contractually waived a portion of its fee for the periods indicated.
    Effective June 1, 2003, the management fee waiver was terminated. If this fee had not been waived by the fund, the net investment income per share and the ratios would have been:

Net investment income                       $0.47               $0.48               $0.50              $0.51             $0.50
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                   0.81                0.84                0.83               0.84              0.82
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                  5.78                5.83                6.04               6.21              5.88
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
     + Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 1/31

CLASS B                                              2004              2003              2002             2001            2000

Net asset value, beginning of period                $8.13             $8.24             $8.25            $8.07           $9.04
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.41             $0.42             $0.44            $0.45           $0.44
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                     0.16             (0.10)            (0.01)            0.19           (0.95)
---------------------------------------------      ------           -------           -------          -------          ------
Total from investment operations                    $0.57             $0.32             $0.43            $0.64          $(0.51)
---------------------------------------------      ------           -------           -------          -------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.42)           $(0.43)           $(0.44)          $(0.45)         $(0.46)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --                --            (0.01)          (0.00)+
---------------------------------------------      ------           -------           -------          -------          ------
Total distributions declared to
shareholders                                       $(0.42)           $(0.43)           $(0.44)          $(0.46)         $(0.46)
---------------------------------------------      ------           -------           -------          -------          ------
Net asset value, end of period                      $8.28             $8.13             $8.24            $8.25           $8.07
---------------------------------------------      ------           -------           -------          -------          ------
Total return (%)                                     7.15              4.01              5.28             8.17           (5.85)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA(S):

Expenses##                                           1.57              1.58              1.56             1.54            1.57
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                5.02              5.09              5.29             5.50            5.13
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      9                20                17               22              27
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $337,065          $355,602          $382,280         $343,841        $340,157
------------------------------------------------------------------------------------------------------------------------------

(S) Prior to June 1, 2003, the investment adviser contractually waived a portion of its fee for the periods indicated.
    Effective June 1, 2003, the management fee waiver was terminated. If this fee had not been waived by the fund, the net investment income per share and the ratios would have been:

Net investment income                               $0.41             $0.41             $0.43            $0.44           $0.43
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                           1.59              1.63              1.63             1.62            1.63
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          5.00              5.04              5.22             5.42            5.07
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
     + Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 1/31

CLASS C                                              2004              2003              2002             2001            2000

Net asset value, beginning of period                $8.13             $8.24             $8.25            $8.07           $9.04
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.39             $0.40             $0.43            $0.43           $0.43
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                     0.17             (0.10)            (0.02)            0.19           (0.96)
---------------------------------------------      ------           -------           -------          -------          ------
Total from investment operations                    $0.56             $0.30             $0.41            $0.62          $(0.53)
---------------------------------------------      ------           -------           -------          -------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.40)           $(0.41)           $(0.42)          $(0.43)         $(0.44)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --                --            (0.01)          (0.00)+
---------------------------------------------      ------           -------           -------          -------          ------
Total distributions declared to
shareholders                                       $(0.40)           $(0.41)           $(0.42)          $(0.44)         $(0.44)
---------------------------------------------      ------           -------           -------          -------          ------
Net asset value, end of period                      $8.29             $8.13             $8.24            $8.25           $8.07
---------------------------------------------      ------           -------           -------          -------          ------
Total return (%)                                     6.91              3.92              5.07             7.95           (6.04)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA(S):

Expenses##                                           1.79              1.79              1.76             1.76            1.76
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          4.78              4.86              5.07             5.27            4.94
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      9                20                17               22              27
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $78,975           $71,519           $59,799          $25,413         $17,378
------------------------------------------------------------------------------------------------------------------------------

(S) Prior to June 1, 2003, the investment adviser contractually waived a portion of its fee for the periods indicated.
    Effective June 1, 2003, the management fee waiver was terminated. If this fee had not been waived by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                         $0.39             $0.39             $0.42            $0.42           $0.42
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                           1.81              1.84              1.83             1.84            1.82
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          4.76              4.81              5.00             5.19            4.88
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
     + Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Municipal High Income Fund (the fund) is a non-diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Bonds and other fixed income securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. Short-term obligations with remaining maturities in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

RATE LOCK SWAPS - The fund may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

SHORT TERM FEES - The fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 30 days following the acquisition (either by purchase or exchange) of certain fund shares made on or after May 3, 2004. These fees will be accounted for as an addition to paid-in-capital. See prospectus for details.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended January 31, 2004 and January 31, 2003 was as follows:

                                                    1/31/04            1/31/03

Distributions declared from:
------------------------------------------------------------------------------
  Tax-exempt income                             $81,663,941        $86,746,184
--------------------------------------------------------------------------------
  Ordinary income                                    18,740            381,762
--------------------------------------------------------------------------------
Total distributions declared                    $81,682,681        $87,127,946
--------------------------------------------------------------------------------

During the year ended January 31, 2004 accumulated distributions in excess of net investment income decreased by $1,812,521, accumulated net realized loss on investments decreased by $28,824,511, and paid-in capital decreased by $30,637,032 due to differences between book and tax accounting for amortization and accretion on debt securities, market discount, defaulted bonds and capital losses.

As of January 31, 2004 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed tax-exempt income                        $4,391,464
      ------------------------------------------------------------------
      Undistributed ordinary income                             829,813
      ------------------------------------------------------------------
      Capital loss carryforward                            (126,842,788)
      ------------------------------------------------------------------
      Post October capital loss deferral                       (601,539)
      ------------------------------------------------------------------
      Unrealized appreciation                                28,288,358
      ------------------------------------------------------------------
      Other temporary differences                            (8,183,642)
      ------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

      EXPIRATION DATE

      January 31, 2005                                     $(26,148,057)
      ------------------------------------------------------------------
      January 31, 2006                                      (45,409,970)
      ------------------------------------------------------------------
      January 31, 2007                                       (6,121,853)
      ------------------------------------------------------------------
      January 31, 2008                                       (1,353,678)
      ------------------------------------------------------------------
      January 31, 2009                                      (10,935,605)
      ------------------------------------------------------------------
      January 31, 2010                                       (2,971,573)
      ------------------------------------------------------------------
      January 31, 2011                                      (18,364,839)
      ------------------------------------------------------------------
      January 31, 2012                                      (15,537,213)
      ------------------------------------------------------------------
      Total                                               $(126,842,788)
      ------------------------------------------------------------------

During the year ended January 31, 2004, $30,637,034 of capital loss carryforward expired.

The availability of a portion on these respective capital carryforwards, which were acquired on March 9, 2001 in connection with the Paine Webber Municipal High Income Fund acquisition, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

      First $1.4 billion of average net assets                     0.60%
      ------------------------------------------------------------------
      In excess of $1.4 billion                                    0.57%
      ------------------------------------------------------------------

Prior to June 1, 2003, the investment adviser had contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Effective June 1, 2003, the mangagement fee waiver was terminated. Management fees incurred for the year ended January 31, 2004 were 0.58% of average daily net assets on an annualized basis. As part of the settlement with New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the fund's management fee to 0.50% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees. Included in Trustees' compensation is a pension expense of $6,205 for inactive Trustees for the year ended January 31, 2004.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

      First $2 billion                                           0.0175%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0130%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0005%
      ------------------------------------------------------------------
      In excess of $7 billion                                    0.0000%
      ------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $315,695 for the year ended January 31, 2004 as its portion of the sales charge on sales of Class A shares of the fund, respectively. The Trustees have adopted a distribution plan for Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                   CLASS B         CLASS C

Distribution Fee                                     0.75%           0.75%
----------------------------------------------------------------------------
Service Fee                                          0.25%           0.25%
----------------------------------------------------------------------------
Total Distribution Plan                              1.00%           1.00%
----------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended January 31, 2004, amounted to:

                                                   CLASS B         CLASS C

Service Fee Retained by MFD                            $--             $76
----------------------------------------------------------------------------

Except in the case of the 0.25% per annum Class B service fee paid by the fund upon the sale of Class B shares in the first year, payment of the Class B service fee will not be implemented until such date as the Trustees of the fund may determine.

Fees incurred under the distribution plan during the year ended
January 31, 2004, were as follows:

                                                   CLASS B         CLASS C

Effective Annual Percentage Rates                    0.78%           1.00%
----------------------------------------------------------------------------

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended January 31, 2004, were as follows:

                                                 CLASS A    CLASS B    CLASS C

Contingent Deferred Sales Charges Imposed        $44,034   $654,961    $34,721
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%, which amounted to $1,575,955 for the year ended January 31, 2004. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $194,160 for the year ended January 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities and short-term obligations, aggregated $128,214,909 and $241,684,186, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                            $1,361,422,602
        ---------------------------------------------------------
        Gross unrealized appreciation                $86,116,681
        ---------------------------------------------------------
        Gross unrealized depreciation                (55,872,667)
        ---------------------------------------------------------
        Net unrealized appreciation                  $30,244,014
        ---------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           Year ended 1/31/04                    Year ended 1/31/03
                                       SHARES             AMOUNT             SHARES             AMOUNT

CLASS A SHARES
Shares sold                            16,347,299        $133,584,017        22,623,282        $185,401,388
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions           3,498,198          28,504,250         3,206,513          26,274,367
--------------------------------------------------------------------------------------------------------------
Shares reacquired                     (27,960,137)       (227,975,544)      (22,540,447)       (184,431,938)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                (8,114,640)       $(65,887,277)        3,289,348         $27,243,817
--------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                             4,119,151         $33,652,826         6,059,110         $49,712,843
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             873,782           7,126,966           884,574           7,257,000
--------------------------------------------------------------------------------------------------------------
Shares reacquired                      (8,058,106)        (65,735,798)       (9,576,305)        (78,548,102)
--------------------------------------------------------------------------------------------------------------
Net decrease                           (3,065,173)       $(24,956,006)       (2,632,621)       $(21,578,259)
--------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                             2,990,402         $24,471,351         2,982,471         $24,492,854
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             212,339           1,732,691           180,280           1,479,084
--------------------------------------------------------------------------------------------------------------
Shares reacquired                      (2,468,888)        (20,131,442)       (1,619,268)        (13,295,445)
--------------------------------------------------------------------------------------------------------------
Net increase                              733,853          $6,072,600         1,543,483         $12,676,493
--------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50 basis points. A commitment fee of $9,489 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                      NOTIONAL PRINCIPAL                                                       UNREALIZED
                          AMOUNT OF                CASH FLOWS           CASH FLOWS PAID       APPRECIATION
    EXPIRATION          CONTRACT (000)        RECEIVED BY THE FUND        BY THE FUND        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
     11/15/04               21,400            Floating - 7 Day BMA       Fixed Rate -          $(132,551)
                                                   Swap Index               1.945%
---------------------------------------------------------------------------------------------------------------
     10/31/12               15,000            Floating - 3M LIBOR      Floating - 7 Day              414
                                                   X 78.875%            BMA Swap Index
---------------------------------------------------------------------------------------------------------------
     12/18/12               30,500            Floating - 3M LIBOR      Floating - 7 Day           (8,695)
                                                   X 78.875%            BMA Swap Index
---------------------------------------------------------------------------------------------------------------
      6/9/19                21,000            Floating - 7 Day BMA       Fixed Rate -           (537,872)
                                                   Swap Index               4.278%
---------------------------------------------------------------------------------------------------------------
     6/23/19                10,000            Floating - 7 Day BMA       Fixed Rate -           (191,102)
                                                   Swap Index                4.23%
---------------------------------------------------------------------------------------------------------------
     7/14/19                 2,500            Floating - 7 Day BMA       Fixed Rate -             (7,529)
                                                   Swap Index               4.137%
---------------------------------------------------------------------------------------------------------------
      4/7/24                14,000            Floating - 7 Day BMA       Fixed Rate -             57,288
                                                   Swap Index               4.159%
---------------------------------------------------------------------------------------------------------------
                                                                                               $(820,047)
---------------------------------------------------------------------------------------------------------------

Rate Lock Swaps

   NOTIONAL PRINCIPAL
        AMOUNT OF                                                                 UNREALIZED
     CONTRACT (000)                          DESCRIPTION                         DEPRECIATION
----------------------------------------------------------------------------------------------------
          8,000          Agreement with Merrill Lynch terminating April 7,        $(291,447)
                         2004 to pay the difference between the notional
                         value and the market value of a bond with a 4.84%
                         coupon maturing on 4/7/24 priced at a yield to
                         maturity equal to the MMD general obligation yield
                         curve rate for the designated maturity year as of
                         the close of business on the termination date, if
                         negative (received if positive).
----------------------------------------------------------------------------------------------------
          7,300          Agreement with Merrill Lynch terminating April 14,       $(501,233)
                         2004 to pay the difference between the notional
                         value and the market value of a bond with a 5.106%
                         coupon maturing on 4/13/25 priced at a yield to
                         maturity equal to the MMD general obligation yield
                         curve rate for the designated maturity year as of
                         the close of business on the termination date, if
                         negative (received if positive).
----------------------------------------------------------------------------------------------------
          5,250          Agreement with Goldman Sachs terminating April 14,       $(342,930)
                         2004 to pay the difference between the notional
                         value and the market value of a bond with a 5.10%
                         coupon maturing on 4/14/25 priced at a yield to
                         maturity equal to the MMD general obligation yield
                         curve rate for the designated maturity year as of
                         the close of business on the termination date, if
                         negative (received if positive).
----------------------------------------------------------------------------------------------------
                                                                        Total   $(1,135,610)
----------------------------------------------------------------------------------------------------

At January 31, 2004 the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At January 31, 2004 the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 5.8% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                          DATE OF           PRINCIPAL
DESCRIPTION                             ACQUISITION       AMOUNT (000)           COST            VALUE

Chicago, IL, Board of Education,
RITES, FGIC, 9.054s, 2020                 2/9/2000           $7,910           $6,211,881       $9,756,827
--------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building
Commerce Rev., RITES, FGIC, 7.803s,
2017                                     3/18/1999            4,500            4,815,180        5,663,790
--------------------------------------------------------------------------------------------------------------

                                          DATE OF           PRINCIPAL
DESCRIPTION                             ACQUISITION       AMOUNT (000)           COST            VALUE

Chicago, IL, O'Hare International
Airport Rev., RITES, FSA, 9.985s,
2022                                     8/21/2003           $6,250           $6,664,625       $7,253,625
--------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport
Rev., RITES, AMBAC, 10.71s, 2017         8/28/2000            2,500            2,683,700        3,079,000
--------------------------------------------------------------------------------------------------------------
Essex County, NJ, RITES, FGIC,
10.27s, 2020                              4/6/2000            6,000            5,968,080        7,744,440
--------------------------------------------------------------------------------------------------------------
Houston, TX, Independent School
District, RITES, PSF, 9.066s, 2017       2/26/1999            5,000            5,249,100        5,836,200
--------------------------------------------------------------------------------------------------------------
Los Angeles, CA, RITES, FGIC,
9.1s, 2015                               7/21/1999            5,310            5,563,924        6,813,367
--------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources
Authority, RITES, FGIC, 11.392s,
2019                                     3/16/2000              765              904,780        1,129,507
--------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority
Rev., RITES, FGIC, 9.566s, 2021          2/23/2000            7,585            6,633,841       10,084,713
--------------------------------------------------------------------------------------------------------------
New Jersey Economic Development
Authority, Economic Development Rev.
(Holt Hauling & Warehousing),
8.4s, 2015                               1/30/1997            4,000            4,197,120        2,280,000
--------------------------------------------------------------------------------------------------------------
New Jersey Economic Development
Authority, Economic Development Rev.
(Holt Hauling & Warehousing),
8.6s, 2017                               1/31/1997            8,000            8,415,520        4,560,000
--------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority,
RITES, MBIA, 9.361s, 2020                4/19/2000            5,000            4,637,900        5,693,400
--------------------------------------------------------------------------------------------------------------
State of Florida, Board of
Education, RITES, 8.566s, 2017            4/9/1999            2,300            2,332,844        2,589,892
--------------------------------------------------------------------------------------------------------------
State of Florida, Board of
Education, RITES, FGIC, 9.089s, 2012     2/25/2002            1,500            1,756,860        1,930,680
--------------------------------------------------------------------------------------------------------------
State of Florida, Board of
Education, RITES, FGIC, 9.089s, 2013     2/25/2002            5,000            5,791,400        6,420,400
--------------------------------------------------------------------------------------------------------------
Texas Housing & Community Board
(Harbors & Plumtree), 10s, 2026         10/31/1996            1,685            1,685,000        1,616,724
--------------------------------------------------------------------------------------------------------------
                                                                                   Total      $82,452,565
--------------------------------------------------------------------------------------------------------------

(9) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the investment adviser to the fund, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately
$25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley), settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its allocation of brokerage commissions and revenue-sharing arrangements with various distributors of its products, including Morgan Stanley, and relating to the effectiveness of the disclosure of such practices to the boards of trustees of the various MFS funds and in the funds' Statements of Additional Information. MFS is pursuing a possible settlement of these allegations. MFS believes that any settlement could include MFS being sanctioned and MFS' payment of compensation or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust III and Shareholders of MFS Municipal High Income Fund:

We have audited the accompanying statement of assets and liabilities of MFS Municipal High Income Fund (the Fund) (one of the portfolios constituting MFS Series Trust III), including the portfolio of investments, as of January 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Municipal High Income Fund at January 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                   ERNST & YOUNG LLP

Boston, Massachusetts
March 12, 2004

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust III, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years" duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JOHN W. BALLEN(2)(5) (born 09/12/59)                     DAVID H. GUNNING(4) (born 05/30/42)
Trustee and President                                    Trustee
Massachusetts Financial Services Company, Chief          Cleveland-Cliffs Inc. (mining products and service
Executive Officer and Director                           provider), Vice Chairman/Director (since April
                                                         2001); Encinitos Ventures (private investment
ROBERT J. MANNING(2)(7) (born 10/20/63)                  company), Principal (1997 to April 2001); Lincoln
Trustee                                                  Electric Holdings, Inc. (welding equipment
Massachusetts Financial Services Company, Chief          manufacturer), Director; Southwest Gas Corporation
Executive Officer, President, Chief Investment           (natural gas distribution company), Director
Officer and Director
                                                         WILLIAM R. GUTOW (born 09/27/41)
KEVIN R. PARKE(2)(5) (born 12/14/59)                     Trustee
Trustee                                                  Private investor and real estate consultant;
Massachusetts Financial Services Company,                Capitol Entertainment Management Company (video
President, Chief Investment Officer and Director         franchise), Vice Chairman

ROBERT C. POZEN(2)(7) (born 08/08/46)                    AMY B. LANE(4) (born 02/08/53)
Trustee                                                  Trustee
Massachusetts Financial Services Company, Chairman       Retired; Merrill Lynch & Co., Inc., Managing
(since February 2004); Harvard Law School                Director, Investment Banking Group (1997 to
(education), John Olin Visiting Professor (since         February 2001); Borders Group, Inc. (book and
July 2002); Secretary of Economic Affairs, The           music retailer), Director; Federal Realty
Commonwealth of Massachusetts (January 2002 to           Investment Trust (real estate investment trust),
December 2002); Fidelity Investments, Vice               Trustee
Chairman (June 2000 to December 2001); Fidelity
Management & Research Company (investment                ABBY M. O'NEILL(3) (born 04/27/28)
adviser), President (March 1997 to July 2001); The       Trustee
Bank of New York (financial services), Director;         Private investor; Rockefeller Financial Services,
Bell Canada Enterprises (telecommunications),            Inc. (investment advisers), Chairman and Chief
Director; Telesat (satellite communications),            Executive Officer
Director.
                                                         LAWRENCE T. PERERA (born 06/23/35)
JEFFREY L. SHAMES(2)(6) (born 06/02/55)                  Trustee
Trustee                                                  Hemenway & Barnes (attorneys), Partner
Massachusetts Financial Services Company, Chairman
                                                         WILLIAM J. POORVU (born 04/10/35)
INDEPENDENT TRUSTEES                                     Trustee
J. ATWOOD IVES (born 05/01/36)                           Private investor; Harvard University Graduate
Co-Chair                                                 School of Business Administration, Class of 1961
Private investor; KeySpan Corporation (energy            Adjunct Professor in Entrepreneurship Emeritus;
related services), Director; Eastern Enterprises         CBL & Associates Properties, Inc. (real estate
(diversified services company), Chairman, Trustee        investment trust), Director
and Chief Executive Officer (until November 2000)
                                                         J. DALE SHERRATT (born 09/23/38)
WARD SMITH (born 09/13/30)                               Trustee
Co-Chair                                                 Insight Resources, Inc. (acquisition planning
Private investor                                         specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
LAWRENCE H. COHN, M.D. (born 03/11/37)                   General Partner (since 1993); Cambridge
Trustee                                                  Nutraceuticals (professional nutritional
Brigham and Women's Hospital, Chief of Cardiac           products), Chief Executive Officer (until May
Surgery; Harvard Medical School, Professor of            2001)
Surgery
                                                         ELAINE R. SMITH (born 04/25/46)
                                                         Trustee
                                                         Independent health care industry consultant

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Resigned on February 13, 2004.
(7) Appointed Trustee on February 24, 2004.

Trustees and Officers - continued

OFFICERS
JOHN W. BALLEN(2) (born 09/12/59)                        RICHARD M. HISEY (born 08/29/58)
Trustee and President                                    Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Senior
Executive Officer and Director                           Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JAMES R. BORDEWICK, JR. (born 03/06/59)                  July 2002); Lexington Global Asset Managers, Inc.,
Assistant Secretary and Assistant Clerk                  Executive Vice President and Chief Financial
Massachusetts Financial Services Company, Senior         Officer (prior to September 2000); Lexington
Vice President and Associate General Counsel             Funds, Treasurer (prior to September 2000)

STEPHEN E. CAVAN(4) (born 11/06/53)                      ROBERT J. MANNING(3) (born 10/20/63)
Secretary and Clerk                                      President
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Chief
Vice President, General Counsel and Secretary            Executive Officer, President, Chief Investment
                                                         Officer and Director
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company, Vice
Harriman & Co., Senior Vice President (November          President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President             JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                 Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
ROBERT R. FLAHERTY (born 09/18/63)                       Vice President
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Mr. Shames has served as a Trustee of the Trust continually since originally appointed until February 13,
2004. Messrs. Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Mr. Gutow has served as a Trustee of the Trust since
August 1, 2001. Messrs. Cohn, Sherratt and Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee from January
1, 2002, until February 6, 2004, and Mr. Parke served as a Trustee of the Trust from January 1, 2002, until
February 6, 2004. Ms. O'Neill retired on December 31, 2003. Mr. Gunning and Ms. Lane have served as Trustees of the Trust since January 27, 2004. Messrs. Manning and Pozen have served as Trustees of the Trust since
February 24, 2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              AUDITORS
MFS Fund Distributors, Inc.                              Ernst & Young LLP
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGERS
Michael W. Roberge(1)
Geoffrey L. Schechter(1)

(1) MFS Investment Management
(2) Resigned on February 6, 2004.
(3) Appointed President on February 6, 2004.
(4) Resigned March 15, 2004

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus for any MFS product can be obtained from your investment professional. The prospectus contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees and charges involved, as well as other information about the fund. You should consider this information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Tax Form Summary or Form 1099-DIV, if applicable, reporting the federal tax status of all distributions paid during the calendar year 2003.

For federal income tax purposes, approximately 100% of total dividends paid by the fund from net investment income during the year ended January 31, 2004, is designated as an exempt interest dividend.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http:// www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              MMH-ANN-3/04 76M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain series of the Registrant ("Funds"), and Ernst & Young LLP ("E&Y") to serve in this capacity for another Fund of the Registrant. In addition, Deloitte and E&Y may provide non-audit related services to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended January 31, 2004 and 2003, audit fees billed to the Funds by Deloitte were as follows:
                                                          REGISTRANT'S
                                                          AUDIT FEES
                                                          ------------------
  Fees billed by Deloitte:                                2004       2003
                                                          ----       ----
      MFS High Income Fund                                $40,000    $36,500
      MFS High Yield Opportunities Fund                   $41,400    $29,300
                                                          -------    -------
      TOTAL                                               $81,400    $65,800

For the fiscal years ended January 31, 2004 and 2003, audit fees billed to the Fund by E&Y were as follows:
                                                          REGISTRANT'S
                                                          AUDIT FEES
                                                          ------------------
  Fees billed by E&Y:                                     2004        2003
                                                          ----        ----
     MFS Municipal High Income Fund                       $33,520     $30,550
                                                          -------     -------
     TOTAL                                                $33,520     $30,550

For the fiscal years ended January 31, 2004 and 2003, fees billed by Deloitte for audit-related, tax and other services provided to the Funds, MFS and MFS Related Entities were as follows:

                                                                                                              TOTAL
                                       AUDIT-RELATED FEES(1)   TAX FEES(2)            ALL OTHER FEES(3)       NON-AUDIT FEES
                                       ---------------------   -----------            -----------------       --------------
Fees billed by Deloitte:               2004        2003        2004        2003       2004        2003        2004        2003
                                       ----        ----        ----        ----       ----        ----        ----        ----
MFS High Income Fund                   $0          $0          $5,900      $5,300     $0          $0          $5,900      $5,300
MFS High Yield Opportunities Fund      $0          $0          $4,500      $4,000     $0          $0          $4,500      $4,000
                                       --------    --------    ------      -------    --------    --------    --------    --------
      TOTAL FEES BILLED                $0          $0          $10,400     $9,300     $0          $0          $10,400     $9,300
       TO FUNDS

To MFS and MFS                         $442,450    $208,000    $7,195      $63,501    $146,000    $350,771    $595,645    $622,272
                                       --------    --------    ------      -------    --------    --------    --------    --------
Related Entities
            TOTAL FEES BILLED          $442,450    $208,000    $17,595     $72,801    $146,000    $350,771    $606,045    $631,572
                                       --------    --------    -------     -------    --------    --------    --------    --------

For the fiscal years ended January 31, 2004 and 2003, fees billed by E&Y for audit-related, tax and other services provided to the
Registrant, MFS and MFS Related Entities were as follows:
                                                                                                         TOTAL
                                        AUDIT-RELATED FEES(1)   TAX FEES(2)           ALL OTHER FEES(3)  NON-AUDIT FEES
                                        -------------------     ---------             ---------------    --------------
                                        2004       2003         2004      2003        2004    2003       2004       2003
                                        ----       ----         ----      ----        ----    ----       ----       ----
Fees billed by E&Y:

To MFS Municipal High Income Fund       $0         $0           $5,780    $5,250      $0      $0         $5,780     $5,250
To MFS and MFS Related Entities         $0         $0           $0        $129,000    $0      $0         $0         $129,000
                                        --         --           ------    --------    --      --         ------     --------
           TOTAL FEES BILLED            $0         $0           $5,780    $134,250    $0      $0         $5,780     $134,250
                                        --         --           ------    --------    --      --         ------     --------

(1) There were no Audit-Related services provided to the Funds by either Deloitte or E&Y for the fiscal years ended January 31,
    2004 and 2003. Audit-Related Fees paid to Deloitte for MFS and MFS Related Entities includes fees for internal control reviews.

(2) Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. For both Deloitte and E&Y this category includes fees for tax compliance, tax planning, and tax advice. For Deloitte, tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, and tax advice related to income recognition and distribution policies. For
    E&Y, tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, tax advice and consultation on mutual fund capital structures, investment securities, preferential dividend regulations and technical questions related to wash sale rules of the Internal Revenue Code.

(3) For Deloitte, All Other Fees include fees for services related to financial information system implementation, consultation on internal cost allocations, and in 2003, staff assistance in preparing certain information required for tax disclosures in financial reports. There were no services provided to the Fund, MFS or MFS Related Entities by E&Y for the fiscal years ended
    January 31, 2004 and 2003 other than tax services.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

Pre-approval is needed for all planned and anticipated audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and/or financial reporting of the Registrant. In the event such services arise between regular meetings of the Audit Committee and it is not practical to seek pre-approval at the next regular meeting of the Audit Committee, such services may be referred to the Chair of the Audit Committee for approval; provided that, the Chair may not approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the funds and MFS and MFS Related Entities disclosed above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time. [Applicable for periods ending on or after July 9, 2004 (beginning with Form N-CSRs filed at the end of September, 2004 for July 31, 2004 reporting period.)]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No matters to report.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of
    Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III


By (Signature and Title)* ROBERT J. MANNING
                          ---------------------------------------------------
                               Robert J. Manning, President

Date:  March 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          ---------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date:  March 19, 2004


By (Signature and Title)* RICHARD M. HISEY
                          ---------------------------------------------------
                          Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  March 19, 2004


* Print name and title of each signing officer under his or her signature.